UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund

Fidelity Intermediate
Government Income Fund

Annual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion of Fund Performance
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Ginnie Mae Fund
Actual	$ 1,000.00	$ 1,017.80	$ 2.25
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Intermediate Government Income Fund
Actual	$ 1,000.00	$ 1,026.00	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Ginnie Mae Fund	.45%
Intermediate Government Income Fund	.45%

Annual Report

Fidelity Ginnie Mae Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® Ginnie Mae Fund	5.29%	3.61%	5.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Ginnie Mae Fund on July 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® GNMA Index performed over the same period.

Annual Report

Fidelity Ginnie Mae Fund

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Ginnie Mae Fund

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. In fact, the central bank left rates unchanged through the entire 12-month period. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

For the 12 months ending July 31, 2007, the fund returned 5.29%, while the Lehman Brothers GNMA Index gained 5.46%. The fund's performance was aided by its out-of-benchmark stake in hybrid adjustable-rate mortgages (ARMs), which outpaced the fixed-rate mortgages that constitute the benchmark due to strong demand from institutional investors. Many institutional investors added to their holdings in hybrid ARM securities in response to their April 1, 2007, inclusion into two commonly employed Lehman Brothers benchmarks. Security selection among fixed-rate mortgage securities also was beneficial, with higher-coupon and "seasoned" mortgages performing well due to their lower prepayment risk. Some of the fund's seasoned and higher-coupon holdings were in the form of collateralized mortgage obligations (CMOs), whose cash flows are carved into classes - each with its own expected maturity and cash flow. On the flip side, the fund's modest out-of-index holdings in interest-only project loans issued by Ginnie Mae detracted from performance as they were hurt by fears of faster-than-expected prepayments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of July 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.5	4.1
4 - 4.99%	11.3	6.6
5 - 5.99%	42.3	46.4
6 - 6.99%	28.3	30.9
7 - 7.99%	4.7	7.8
8% and over	1.2	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2007
6 months ago
Years	5.8	5.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	4.3	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*A		As of January 31, 2007**B
	Mortgage Securities 91.7%		Mortgage Securities 87.6%
	CMOs and Other Mortgage Related Securities 17.7%		CMOs and Other Mortgage Related Securities 14.5%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.9%
	Short-Term Investments and Net Other Assets (10.1)%(dagger)		Short-Term Investments and Net Other Assets (3.0)%(dagger)
* GNMA Securities	94.5%	** GNMA Securities	95.2%
A Futures and Swaps	(7.1)%	B Futures and Swaps	0.0%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Ginnie Mae Fund

Investments July 31, 2007

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 91.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 8.7%
3.585% 9/1/33 (b)	$ 1,542	$ 1,515
3.718% 6/1/33 (b)	4,807	4,793
3.757% 10/1/33 (b)	437	436
3.784% 6/1/33 (b)	5,736	5,745
3.809% 10/1/33 (b)	3,778	3,719
3.825% 4/1/33 (b)	1,191	1,196
3.991% 4/1/34 (b)	4,876	4,807
3.999% 12/1/33 (b)	24,889	24,615
4.004% 8/1/33 (b)	2,149	2,122
4.027% 3/1/34 (b)	8,711	8,591
4.034% 6/1/34 (b)	9,056	8,919
4.115% 4/1/34 (b)	5,786	5,713
4.124% 5/1/34 (b)	4,709	4,652
4.128% 2/1/35 (b)	15,112	14,905
4.178% 8/1/34 (b)	2,529	2,500
4.191% 9/1/33 (b)	2,800	2,790
4.226% 5/1/34 (b)	6,622	6,602
4.249% 1/1/34 (b)	1,092	1,082
4.28% 10/1/33 (b)	178	177
4.282% 3/1/33 (b)	443	445
4.3% 3/1/33 (b)	198	195
4.302% 6/1/33 (b)	226	228
4.321% 4/1/35 (b)	226	227
4.386% 10/1/34 (b)	2,101	2,076
4.406% 8/1/34 (b)	10,123	10,169
4.419% 5/1/35 (b)	1,267	1,263
4.502% 2/1/35 (b)	22,484	22,644
4.524% 7/1/35 (b)	1,478	1,472
4.53% 10/1/35 (b)	139	138
4.56% 1/1/34 (b)	11,057	10,984
4.575% 2/1/35 (b)	1,831	1,810
4.649% 8/1/35 (b)	2,480	2,472
4.723% 3/1/35 (b)	134	135
4.756% 1/1/35 (b)	1,470	1,458
4.781% 12/1/34 (b)	409	406
4.808% 2/1/33 (b)	579	585
4.829% 1/1/35 (b)	9,830	9,837
4.832% 10/1/35 (b)	1,015	1,009
4.87% 5/1/33 (b)	18	18
4.892% 9/1/34 (b)	721	718
4.968% 9/1/34 (b)	625	623
5.016% 7/1/34 (b)	187	187
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.04% 10/1/36 (b)	$ 10,728	$ 10,753
5.052% 5/1/35 (b)	2,442	2,460
5.084% 9/1/34 (b)	367	366
5.087% 8/1/34 (b)	335	334
5.123% 3/1/34 (b)	7,121	7,114
5.17% 6/1/35 (b)	1,737	1,749
5.176% 8/1/33 (b)	557	557
5.176% 3/1/35 (b)	194	194
5.25% 7/1/35 (b)	1,794	1,794
5.258% 11/1/36 (b)	1,309	1,310
5.297% 7/1/35 (b)	213	214
5.324% 12/1/34 (b)	543	543
5.483% 6/1/47 (b)	1,049	1,052
5.499% 11/1/36 (b)	5,184	5,195
5.5% 11/1/13 to 3/1/20	16,877	16,797
5.526% 2/1/37 (b)	11,118	11,144
5.688% 4/1/37 (b)	5,600	5,626
5.831% 3/1/36 (b)	3,975	4,006
5.872% 3/1/36 (b)	3,771	3,784
5.95% 5/1/36 (b)	3,478	3,506
6.352% 8/1/36 (b)	3,460	3,502
6.5% 10/1/17 to 7/1/32	15,515	15,847
7% 11/1/16 to 3/1/17	1,836	1,907
7.5% 10/1/07 to 4/1/17	2,074	2,134
8.5% 12/1/27	250	269
9.5% 9/1/30	468	519
10.25% 10/1/18	12	13
11.5% 5/1/14 to 9/1/15	32	35
12.5% 11/1/13 to 7/1/16	66	74
13.25% 9/1/11	39	43
		276,819
Freddie Mac - 5.0%
3.754% 10/1/33 (b)	5,131	5,048
3.911% 6/1/33 (b)	7,076	7,033
4.179% 1/1/35 (b)	6,872	6,794
4.362% 6/1/35 (b)	13,873	13,742
4.382% 9/1/36 (b)	19,798	19,598
4.569% 6/1/33 (b)	2,240	2,240
4.576% 7/1/36 (b)	5,298	5,323
4.669% 6/1/35 (b)	10,644	10,624
4.784% 3/1/33 (b)	192	194
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.873% 10/1/35 (b)	$ 2,819	$ 2,812
5.106% 3/1/36 (b)	12,018	11,969
5.272% 11/1/35 (b)	2,426	2,418
5.352% 10/1/35 (b)	8,150	8,127
5.362% 3/1/37 (b)	912	910
5.5% 11/1/17 to 1/1/25	13,169	12,902
5.776% 6/1/37 (b)	13,556	13,604
5.858% 5/1/37 (b)	1,048	1,053
6.6% 10/1/36 (b)	12,178	12,334
6.752% 9/1/36 (b)	21,947	22,248
8.5% 2/1/09 to 6/1/25	60	63
9% 7/1/08 to 4/1/21	91	94
9.5% 7/1/30 to 8/1/30	98	110
9.75% 12/1/08 to 4/1/13	6	7
10% 1/1/09 to 11/1/20	276	299
10.25% 2/1/09 to 11/1/16	93	97
10.5% 5/1/10	3	3
11.25% 2/1/10	10	11
11.75% 11/1/11	8	9
12% 5/1/10 to 2/1/17	61	68
12.5% 11/1/12 to 5/1/15	83	93
13% 5/1/14 to 11/1/14	11	12
13.5% 1/1/13 to 12/1/14	6	6
		159,845
Government National Mortgage Association - 78.0%
3.5% 3/20/34	1,237	1,057
3.5% 5/20/34 (b)	1,326	1,317
3.5% 5/20/35 (b)	1,795	1,766
3.5% 6/20/35 (b)	1,733	1,704
3.75% 4/20/34 (b)	20,066	19,972
3.75% 6/20/34 (b)	15,527	15,453
3.75% 4/20/35 (b)	635	626
4% 11/20/33	1,475	1,322
4% 4/20/35 (b)	2,838	2,835
4% 4/20/35 (b)	10,047	9,929
4% 5/20/35 (b)	11,374	11,240
4.25% 7/20/34 (b)	1,091	1,085
4.5% 4/15/18 to 4/20/34	139,505	131,244
4.5% 9/20/34 (b)	5,101	5,080
4.5% 3/20/35 (b)	1,089	1,081
4.5% 6/20/35 (b)	3,996	4,023
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.5% 12/20/36 (b)	$ 11,713	$ 11,503
4.75% 12/20/33 (b)	12,872	12,808
5% 8/15/18 to 4/20/36	368,172	350,803
5% 4/20/37 (b)	43,309	42,883
5.5% 12/20/18 to 4/15/35	388,686	380,129
5.5% 8/1/37 (a)	26,000	25,354
5.5% 8/1/37 (a)	50,000	48,758
5.5% 8/1/37 (a)	50,000	48,551
5.5% 8/1/37 (a)	135,000	131,646
5.5% 8/1/37 (a)	71,200	69,431
5.5% 8/1/37 (a)	67,000	65,058
5.5% 9/1/37 (a)	46,000	44,828
5.75% 8/20/35 (b)	746	747
6% 8/15/17 to 2/15/37	541,738	543,169
6% 8/1/37 (a)	20,000	19,953
6% 8/1/37 (a)	72,000	71,958
6% 8/1/37 (a)	26,000	25,939
6.5% 4/15/23 to 12/15/36	124,519	127,694
6.5% 8/1/37 (a)	16,000	16,295
6.5% 8/1/37 (a)	10,000	10,185
6.5% 8/1/37 (a)	37,000	37,683
7% 10/20/16 to 9/20/34	107,009	111,053
7.25% 9/15/27	259	271
7.395% 6/20/25 to 11/20/27	1,942	2,025
7.5% 9/15/07 to 9/20/32	44,404	46,657
8% 9/15/07 to 7/15/32	10,474	11,095
8.5% 7/15/08 to 2/15/31	4,031	4,317
9% 2/15/09 to 5/15/30	1,672	1,822
9.5% 12/20/15 to 4/20/17	599	658
10.5% 1/15/14 to 5/15/19	633	708
13% 2/15/11 to 1/15/15	125	143
13.5% 7/15/10 to 1/15/15	20	23
		2,473,881
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,937,435)		2,910,545
Asset-Backed Securities - 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (b) (Cost $21,795)	21,795	21,941
Collateralized Mortgage Obligations - 17.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 17.1%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (b)(c)	$ 4,420	$ 749
Series 2006-48 Class LF, 0% 8/25/34 (b)	747	759
target amortization class Series G94-2 Class D, 6.45% 1/25/24	3,252	3,321
Fannie Mae STRIP:
Series 331 Class 12, 6.5% 2/1/33 (c)	2,883	708
Series 339 Class 5, 5.5% 7/1/33 (c)	4,453	1,063
Series 343 Class 16, 5.5% 5/1/34 (c)	3,170	760
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 5.62% 4/15/17 (b)	2,881	2,896
Series 3094 Class UF, 0% 9/15/34 (b)	499	489
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	4,367	4,554
Series 2787 Class OI, 5.5% 10/15/24 (c)	3,296	139
Series 40 Class K, 6.5% 8/17/24	1,790	1,842
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	7,590	7,855
Series 2601 Class TI, 5.5% 10/15/22 (c)	18,572	3,215
Series 2750 Class ZT, 5% 2/15/34	6,072	5,232
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,142
Series 2957 Class SW, 0.68% 4/15/35 (b)(c)	13,034	359
Ginnie Mae guaranteed Multi-family pass-thru securities sequential payer Series 2002-71:
Class Z, 5.5% 10/20/32	45,636	44,098
Class ZJ, 6% 10/20/32	23,254	22,997
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 5.67% 5/20/31 (b)	726	730
Series 2002-41 Class HF, 5.72% 6/16/32 (b)	789	796
Series 2007-22 Class TC, 0% 4/20/37 (b)	2,721	3,246
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	18,000	18,116
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,163	1,248
Series 2000-26 Class PK, 7.5% 9/20/30	3,135	3,256
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,348
Series 2002-5 Class PD, 6.5% 5/16/31	10,072	10,117
Series 2002-50 Class PE, 6% 7/20/32	17,485	17,457
Series 2003-31 Class PI, 5.5% 4/16/30 (c)	4,598	367
Series 2003-34 Class IO, 5.5% 4/16/28 (c)	2,800	33
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 2003-4 Class LI, 5.5% 7/16/27 (c)	$ 723	$ 4
Series 2003-7 Class IN, 5.5% 1/16/28 (c)	5,228	151
Series 2003-70 Class LE, 5% 7/20/32	44,000	41,774
Series 2004-19:
Class DJ, 4.5% 3/20/34	2,890	2,834
Class DP, 5.5% 3/20/34	3,895	3,870
Series 2004-30:
Class PC, 5% 11/20/30	19,736	19,272
Class UA, 3.5% 2/20/32	5,669	5,486
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,313
Series 2004-98 Class IG, 5.5% 2/20/30 (c)	2,581	392
Series 2005-17 Class IA, 5.5% 8/20/33 (c)	7,905	1,268
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,084
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,330
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,354
Series 2005-58 Class NJ, 4.5% 8/20/35	41,635	40,822
Series 2006-50 Class JC, 5% 6/20/36	11,780	11,139
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,297
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	841	903
Series 2001-40 Class Z, 6% 8/20/31	8,550	8,550
Series 2002-18 Class ZB, 6% 3/20/32	8,857	8,910
Series 2002-29 Class SK, 8.25% 5/20/32 (b)	403	419
Series 2002-67 Class ZA, 6% 9/20/32	50,896	50,492
Series 2003-7 Class VP, 6% 11/20/13	5,000	5,036
Series 2004-65 Class VE, 5.5% 7/20/15	4,677	4,674
Series 2004-86 Class G, 6% 10/20/34	6,273	6,129
Series 2005-28 Class AJ, 5.5% 4/20/35	32,523	32,431
Series 2005-47 Class ZY, 6% 6/20/35	4,531	4,301
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	941
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,118
Series 1995-6 Class Z, 7% 9/20/25	2,436	2,561
Series 2003-11 Class S, 1.23% 2/16/33 (b)(c)	10,580	454
Series 2003-92 Class SN, 1.11% 10/16/33 (b)(c)	32,856	1,437
Series 2004-32 Class GS, 1.18% 5/16/34 (b)(c)	3,136	131
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	950
Series 2006-13 Class DS, 3.12% 3/20/36 (b)	45,360	37,432
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2007-18 Class S, 1.48% 4/16/37 (b)(c)	$ 50,528	$ 2,493
Series 2007-35 Class SC, 8.28% 6/16/37 (b)	17,096	18,296
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $557,473)		543,940
Commercial Mortgage Securities - 0.6%

Fannie Mae Series 1997-M1 Class N, 0.445% 10/17/36 (b)(c)	7,488	63
Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.831% 1/17/38 (b)(c)	33,446	581
Series 1998-M4 Class N, 1.1496% 2/25/35 (b)(c)	13,988	181
Ginnie Mae guaranteed Multi-family pass-thru securities:
sequential payer Series 2001-58 Class X, 1.1724% 9/16/41 (b)(c)	157,655	3,941
Series 2001-12 Class X, 0.862% 7/16/40 (b)(c)	45,009	788
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.8581% 9/16/42 (b)(c)	120,475	5,120
Series 2002-62 Class IO, 1.4307% 8/16/42 (b)(c)	87,347	3,276
Series 2002-85 Class X, 1.7456% 3/16/42 (b)(c)	65,556	3,817
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,664)		17,767
Cash Equivalents - 9.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) # (Cost $290,292)	$ 290,335	290,292
TOTAL INVESTMENT PORTFOLIO - 119.3% (Cost $3,847,659)		3,784,485
NET OTHER ASSETS - (19.3)%		(612,184)
NET ASSETS - 100%		$ 3,172,301
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.32% with Morgan Stanley, Inc.	July 2010	$ 40,000	$ (200)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.43% with Credit Suisse First Boston	June 2009	65,000	(376)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.524% with Credit Suisse First Boston	June 2009	121,000	(904)
		$ 226,000	$ (1,480)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$290,292,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 7,039
Banc of America Securities LLC	62,643
Bank of America, NA	17,676
Barclays Capital, Inc.	32,421
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Bear Stearns & Co., Inc.	$ 30,970
Countrywide Securities Corp.	22,700
ING Financial Markets LLC	28,155
Societe Generale, New York Branch	28,155
UBS Securities LLC	49,271
WestLB AG	11,262
$ 290,292
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $55,811,000 of which $9,594,000 and $46,217,000 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $290,292) - See accompanying schedule: Unaffiliated issuers (cost $3,847,659)		$ 3,784,485
Cash		658
Receivable for investments sold Regular delivery		2,255
Delayed delivery		6,667
Receivable for fund shares sold		1,188
Interest receivable		15,964
Other receivables		59
Total assets		3,811,276

Liabilities
Payable for investments purchased Regular delivery	$ 17,086
Delayed delivery	613,216
Payable for fund shares redeemed	4,424
Distributions payable	1,501
Swap agreements, at value	1,480
Accrued management fee	834
Other affiliated payables	359
Other payables and accrued expenses	75
Total liabilities		638,975

Net Assets		$ 3,172,301
Net Assets consist of:
Paid in capital		$ 3,307,492
Distributions in excess of net investment income		(4,664)
Accumulated undistributed net realized gain (loss) on investments		(65,873)
Net unrealized appreciation (depreciation) on investments		(64,654)
Net Assets, for 298,134 shares outstanding		$ 3,172,301
Net Asset Value, offering price and redemption price per share ($3,172,301 ÷ 298,134 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2007

Investment Income
Interest		$ 180,164

Expenses
Management fee	$ 10,497
Transfer agent fees	3,300
Fund wide operations fee	1,050
Independent trustees' compensation	11
Miscellaneous	6
Total expenses before reductions	14,864
Expense reductions	(63)	14,801
Net investment income		165,363
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,956)
Swap agreements	1,526
Total net realized gain (loss)		(26,430)
Change in net unrealized appreciation (depreciation) on: Investment securities	35,141
Swap agreements	(2,980)
Delayed delivery commitments	1,063
Total change in net unrealized appreciation (depreciation)		33,224
Net gain (loss)		6,794
Net increase (decrease) in net assets resulting from operations		$ 172,157

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ginnie Mae Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 165,363	$ 171,119
Net realized gain (loss)	(26,430)	(34,126)
Change in net unrealized appreciation (depreciation)	33,224	(76,350)
Net increase (decrease) in net assets resulting from operations	172,157	60,643
Distributions to shareholders from net investment income	(164,399)	(186,731)
Distributions to shareholders from net realized gain	-	(7,297)
Total distributions	(164,399)	(194,028)
Share transactions Proceeds from sales of shares	321,666	426,203
Reinvestment of distributions	145,593	172,335
Cost of shares redeemed	(667,711)	(1,133,635)
Net increase (decrease) in net assets resulting from share transactions	(200,452)	(535,097)
Total increase (decrease) in net assets	(192,694)	(668,482)

Net Assets
Beginning of period	3,364,995	4,033,477
End of period (including distributions in excess of net investment income of $4,664 and distributions in excess of net investment income of $10,001, respectively)	$ 3,172,301	$ 3,364,995
Other Information Shares
Sold	29,988	39,460
Issued in reinvestment of distributions	13,559	15,990
Redeemed	(62,274)	(105,330)
Net increase (decrease)	(18,727)	(49,880)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 11.00	$ 11.00	$ 11.05	$ 11.11
Income from Investment Operations
Net investment incomeB	.537	.497	.443	.404	.364
Net realized and unrealized gain (loss)	.017	(.315)	.004	.027	(.029)
Total from investment operations	.554	.182	.447	.431	.335
Distributions from net investment income	(.534)	(.542)	(.447)	(.391)	(.395)
Distributions from net realized gain	-	(.020)	-	(.090)	-
Total distributions	(.534)	(.562)	(.447)	(.481)	(.395)
Net asset value, end of period	$ 10.64	$ 10.62	$ 11.00	$ 11.00	$ 11.05
Total ReturnA	5.29%	1.70%	4.11%	3.96%	3.02%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.57%	.60%	.57%
Expenses net of fee waivers, if any	.45%	.45%	.57%	.60%	.57%
Expenses net of all reductions	.45%	.45%	.57%	.60%	.57%
Net investment income	5.01%	4.61%	4.00%	3.64%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 3,172	$ 3,365	$ 4,033	$ 3,977	$ 5,606
Portfolio turnover rate	165%	183%	160%	155%	262%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Govt Income Fund	5.14%	3.23%	5.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers Intermediate U.S. Government Index performed over the same period.

Annual Report

Fidelity Intermediate Government Income Fund

Management's Discussion of Fund Performance

Comments from Brett Kozlowski, Portfolio Manager of Fidelity® Intermediate Government Income Fund

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. In fact, the central bank left rates unchanged through the entire 12-month period. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

The fund returned 5.14% during the past year, while its benchmark, the Lehman Brothers Intermediate U.S. Government Index, returned 5.62%. Given increased uncertainty related to subprime mortgages, and the potential impact on liquidity within the mortgage-backed securities market, bond-market volatility intensified during the final months of the period. Yields on interest rate swap contracts rose as investors reduced their exposure to swaps in favor of the relative safety of U.S. Treasuries, causing swaps to underperform. Fluctuations in the swap market are significant for the fund because the fund's government-sponsored enterprise (GSE) securities, as well as its out-of-index allocations to mortgage pass-throughs, collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage (ARM) securities, are highly correlated to swap yields. When swap prices decline relative to Treasuries, the prices of GSEs, CMOs and hybrid ARM bonds also tend to decline relative to Treasuries. So, while security selection among GSEs, CMOs, hybrid ARMs and mortgage pass-throughs contributed to the fund's results, returns from these holdings were dampened by weakness in the swap market. At the same time, however, I used interest rate swaps to help manage the fund's duration, or its sensitivity to interest rate changes. The strategy I employed helped the fund to benefit from a steeper yield curve and, by so doing, offset most of the negative impact of rising swap yields.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of July 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	1.7	2.4
3 - 3.99%	3.6	9.5
4 - 4.99%	41.2	42.1
5 - 5.99%	23.3	30.0
6 - 6.99%	5.9	8.0
7% and over	1.1	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2007
6 months ago
Years	3.3	3.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	3.4	3.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Mortgage Securities 28.3%		Mortgage Securities 12.1%
	CMOs and Other Mortgage Related Securities 8.6%		CMOs and Other Mortgage Related Securities 11.6%
	U.S. Treasury Obligations 43.4%		U.S. Treasury Obligations 32.8%
	U.S. Government Agency Obligations 25.4%		U.S. Government Agency Obligations 41.6%
	Asset-Backed Securities 0.7%		Asset-Backed Securities 0.9%
	Short-Term Investments and Net Other Assets (6.4)%(dagger)		Short-Term Investments and Net Other Assets 1.0%
* Futures and Swaps	4.8%	** Futures and Swaps	0.0%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2007

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 25.4%
Fannie Mae:
3.25% 1/15/08	$ 370	$ 367
3.25% 2/15/09	745	727
4.125% 5/15/10	11,700	11,438
4.5% 10/15/08	2,905	2,889
4.75% 12/15/10 (b)	28,500	28,265
4.875% 4/15/09	1,391	1,390
5.125% 9/2/08	10,635	10,643
6.375% 6/15/09	3,770	3,866
7.25% 1/15/10	1,779	1,872
Federal Home Loan Bank:
4.5% 10/14/08	1,850	1,839
5.375% 8/19/11	16,960	17,140
5.8% 9/2/08	5,845	5,891
Freddie Mac:
3.625% 9/15/08	2,285	2,250
4.75% 3/5/09	12,047	12,013
5.125% 8/23/10	13,500	13,541
5.125% 4/18/11	2,360	2,363
5.25% 7/18/11	58	58
5.5% 8/23/17	15,500	15,629
5.625% 3/15/11	1,000	1,018
5.75% 3/15/09	4,000	4,050
Israeli State (guaranteed by U.S. Government through Agency for International Development):
6.6% 2/15/08	5,681	5,691
6.8% 2/15/12	7,500	7,817
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	9,000	9,166
5.685% 5/15/12	3,915	4,004
4.974% 8/15/13	3,435	3,410
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	779	769
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	10,000	10,051
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		178,157
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes:
2.375% 4/15/11	$ 15,345	$ 15,255
2.5% 7/15/16	1,287	1,293
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		16,548
U.S. Treasury Obligations - 41.0%
U.S. Treasury Notes:
3.375% 9/15/09	23,002	22,457
4.25% 11/15/14 (b)	31,500	30,589
4.5% 5/15/10 (d)	44,000	43,963
4.625% 11/15/16	3,000	2,963
4.75% 5/31/12	18,000	18,110
4.75% 5/15/14 (b)	14,058	14,100
4.875% 4/30/08 (b)	52,596	52,585
4.875% 6/30/09 (d)	30,007	30,170
4.875% 6/30/12 (d)	40,847	41,320
4.875% 8/15/16 (d)	8,897	8,952
5.125% 5/15/16 (b)	21,000	21,499
TOTAL U.S. TREASURY OBLIGATIONS		286,708
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $481,231)		481,413
U.S. Government Agency - Mortgage Securities - 28.3%

Fannie Mae - 18.9%
3.585% 9/1/33 (e)	336	330
3.718% 6/1/33 (e)	1,048	1,045
3.757% 10/1/33 (e)	90	90
3.784% 6/1/33 (e)	1,252	1,254
3.802% 6/1/33 (e)	86	86
3.877% 6/1/33 (e)	418	420
3.902% 5/1/34 (e)	666	656
3.91% 5/1/33 (e)	496	499
3.944% 5/1/34 (e)	542	534
3.947% 5/1/33 (e)	30	30
3.967% 9/1/33 (e)	943	931
3.998% 4/1/34 (e)	998	984
3.999% 10/1/18 (e)	71	70
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/13 to 5/1/20	$ 2,901	$ 2,727
4.004% 8/1/33 (e)	468	462
4.013% 4/1/33 (e)	29	29
4.027% 3/1/34 (e)	1,892	1,866
4.045% 6/1/33 (e)	1,182	1,178
4.063% 3/1/35 (e)	1,813	1,794
4.076% 2/1/35 (e)	48	48
4.115% 4/1/34 (e)	1,256	1,241
4.124% 5/1/34 (e)	1,024	1,011
4.166% 1/1/35 (e)	222	218
4.187% 11/1/34 (e)	1,271	1,274
4.249% 1/1/34 (e)	240	237
4.25% 2/1/35 (e)	100	98
4.264% 5/1/35 (e)	106	107
4.28% 10/1/33 (e)	39	38
4.282% 3/1/33 (e)	97	97
4.294% 8/1/33 (e)	184	184
4.295% 3/1/35 (e)	86	86
4.302% 6/1/33 (e)	51	51
4.304% 3/1/33 (e)	54	54
4.321% 4/1/35 (e)	48	48
4.343% 1/1/35 (e)	109	107
4.355% 10/1/19 (e)	114	112
4.36% 2/1/34 (e)	217	215
4.386% 10/1/34 (e)	473	467
4.396% 2/1/35 (e)	169	166
4.406% 8/1/34 (e)	2,213	2,223
4.411% 7/1/35 (e)	1,866	1,838
4.419% 5/1/35 (e)	281	280
4.429% 5/1/35 (e)	112	112
4.432% 3/1/35 (e)	165	163
4.441% 5/1/35 (e)	1,460	1,457
4.444% 8/1/34 (e)	2,426	2,400
4.445% 8/1/34 (e)	305	303
4.46% 8/1/35 (e)	1,514	1,511
4.481% 1/1/35 (e)	523	516
4.484% 11/1/33 (e)	174	172
4.494% 12/1/34 (e)	42	41
4.5% 5/1/18 to 10/1/18	973	932
4.503% 2/1/35 (e)	86	87
4.504% 2/1/35 (e)	49	49
4.512% 1/1/35 (e)	115	114
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.519% 2/1/35 (e)	$ 1,268	$ 1,259
4.524% 7/1/35 (e)	320	319
4.53% 10/1/35 (e)	69	69
4.554% 9/1/34 (e)	2,211	2,190
4.569% 1/1/35 (e)	807	798
4.57% 7/1/35 (e)	319	320
4.575% 2/1/35 (e)	403	398
4.649% 8/1/35 (e)	541	539
4.651% 10/1/34 (e)	320	318
4.653% 3/1/35 (e)	693	698
4.687% 2/1/35 (e)	1,482	1,468
4.702% 10/1/34 (e)	301	299
4.719% 7/1/34 (e)	280	278
4.723% 3/1/35 (e)	29	29
4.733% 12/1/35 (e)	4,291	4,263
4.772% 1/1/35 (e)	464	460
4.781% 12/1/34 (e)	84	84
4.794% 4/1/35 (e)	1,273	1,270
4.8% 7/1/35 (e)	445	441
4.8% 7/1/36 (e)	534	535
4.801% 11/1/34 (e)	250	248
4.803% 6/1/35 (e)	368	369
4.803% 11/1/35 (e)	1,061	1,062
4.808% 2/1/33 (e)	119	120
4.808% 1/1/36 (e)	2,565	2,544
4.832% 10/1/35 (e)	209	208
4.849% 7/1/35 (e)	703	697
4.857% 10/1/34 (e)	983	977
4.87% 5/1/33 (e)	6	6
4.882% 10/1/35 (e)	160	160
4.894% 5/1/35 (e)	180	178
4.951% 8/1/34 (e)	745	742
5% 2/1/16 to 1/1/19	12,566	12,276
5.005% 2/1/34 (e)	781	774
5.016% 7/1/34 (e)	41	41
5.038% 12/1/32 (e)	1,015	1,012
5.052% 5/1/35 (e)	541	545
5.069% 9/1/34 (e)	702	700
5.084% 9/1/34 (e)	73	73
5.087% 8/1/34 (e)	72	72
5.093% 5/1/35 (e)	234	235
5.101% 10/1/35 (e)	663	660
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.108% 10/1/35 (e)	$ 462	$ 459
5.165% 3/1/36 (e)	1,405	1,402
5.17% 6/1/35 (e)	380	383
5.176% 8/1/33 (e)	121	121
5.176% 3/1/35 (e)	49	48
5.258% 11/1/36 (e)	284	284
5.277% 4/1/36 (e)	547	552
5.294% 7/1/35 (e)	2,689	2,687
5.297% 7/1/35 (e)	46	47
5.324% 12/1/34 (e)	109	109
5.342% 2/1/36 (e)	103	103
5.356% 12/1/36 (e)	352	352
5.365% 2/1/36 (e)	812	812
5.387% 3/1/37 (e)	2,136	2,140
5.407% 2/1/37 (e)	295	296
5.449% 2/1/37 (e)	1,339	1,341
5.483% 6/1/47 (e)	230	231
5.488% 2/1/37 (e)	1,790	1,796
5.5% 1/1/09 to 3/1/20	11,786	11,718
5.533% 11/1/36 (e)	575	576
5.612% 2/1/36 (e)	321	323
5.67% 4/1/36 (e)	1,186	1,192
5.67% 6/1/36 (e)	775	779
5.688% 4/1/37 (e)	1,224	1,230
5.757% 4/1/36 (e)	628	632
5.804% 3/1/36 (e)	2,398	2,416
5.818% 1/1/36 (e)	298	298
5.831% 3/1/36 (e)	875	881
5.831% 5/1/36 (e)	1,859	1,874
5.897% 12/1/36 (e)	442	446
5.925% 6/1/36 (e)	6,627	6,688
5.934% 6/1/36 (e)	1,559	1,570
5.95% 5/1/36 (e)	760	767
6% 5/1/12 to 9/1/19	2,519	2,546
6.038% 4/1/36 (e)	4,959	5,013
6.226% 3/1/37 (e)	140	141
6.5% 6/1/16 to 3/1/35	5,238	5,336
7% 12/1/08 to 9/1/31	387	396
7.5% 5/1/37	424	440
9% 2/1/13	102	107
9.5% 11/15/09	118	122
10.25% 10/1/09 to 10/1/18	8	9
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11% 8/1/10 to 1/1/16	$ 312	$ 331
11.25% 5/1/14 to 1/1/16	56	63
11.5% 9/1/11 to 6/15/19	196	215
12.25% 7/1/12 to 8/1/13	10	11
12.5% 9/1/12 to 7/1/16	155	177
12.75% 10/1/11 to 6/1/15	108	117
13% 7/1/13 to 7/1/15	67	77
13.25% 9/1/11	63	70
13.5% 11/1/14 to 12/1/14	15	18
15% 4/1/12	3	3
		132,521
Freddie Mac - 9.2%
3.377% 7/1/33 (e)	916	907
4% 1/1/19 to 11/1/20	4,437	4,140
4.004% 5/1/33 (e)	1,564	1,561
4.179% 1/1/35 (e)	1,497	1,480
4.283% 2/1/35 (e)	258	259
4.288% 3/1/35 (e)	120	120
4.301% 12/1/34 (e)	163	160
4.424% 6/1/35 (e)	167	167
4.426% 2/1/34 (e)	127	126
4.426% 3/1/35 (e)	145	143
4.444% 3/1/35 (e)	158	156
4.5% 2/1/18 to 11/1/20	674	646
4.539% 2/1/35 (e)	270	266
4.569% 6/1/33 (e)	490	490
4.661% 2/1/35 (e)	3,721	3,673
4.701% 9/1/36 (e)	329	327
4.704% 9/1/35 (e)	3,901	3,882
4.784% 3/1/33 (e)	42	42
4.789% 2/1/36 (e)	136	134
4.837% 5/1/35 (e)	2,519	2,491
4.873% 10/1/35 (e)	617	615
4.922% 10/1/36 (e)	1,895	1,887
4.988% 4/1/35 (e)	640	643
5% 3/1/18 to 9/1/35	3,236	3,151
5.013% 7/1/35 (e)	1,545	1,535
5.128% 7/1/35 (e)	519	516
5.132% 4/1/35 (e)	543	540
5.272% 11/1/35 (e)	527	526
5.278% 2/1/36 (e)	41	41
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.362% 3/1/37 (e)	$ 202	$ 202
5.489% 2/1/37 (e)	1,154	1,149
5.498% 1/1/36 (e)	449	448
5.5% 8/1/14 to 11/1/20	3,576	3,545
5.536% 1/1/36 (e)	680	680
5.553% 4/1/37 (e)	298	298
5.586% 3/1/36 (e)	1,975	1,977
5.673% 8/1/36 (e)	1,978	1,981
5.732% 4/1/36 (e)	4,650	4,658
5.779% 3/1/37 (e)	1,020	1,023
5.806% 5/1/37 (e)	2,349	2,358
5.809% 4/1/37 (e)	940	944
5.828% 6/1/37 (e)	765	769
5.858% 5/1/37 (e)	230	231
5.863% 5/1/37 (e)	1,330	1,336
5.963% 4/1/36 (e)	2,611	2,627
6% 7/1/16 to 2/1/19	852	861
6.084% 2/1/37 (e)	2,101	2,116
6.157% 12/1/36 (e)	2,386	2,400
6.5% 5/1/08	20	20
6.525% 9/1/36 (e)	1,866	1,884
8.5% 6/1/14 to 6/1/17	31	32
9% 11/1/09 to 8/1/16	37	39
9.5% 7/1/16 to 8/1/21	283	308
10% 7/1/09 to 3/1/21	609	666
10.5% 9/1/09 to 5/1/21	46	48
11% 2/1/11 to 9/1/20	35	39
11.25% 2/1/10 to 6/1/14	69	76
11.5% 10/1/15 to 8/1/19	51	56
11.75% 11/1/11 to 7/1/15	10	11
12% 10/1/09 to 11/1/19	133	146
12.25% 12/1/11 to 8/1/15	59	66
12.5% 10/1/09 to 6/1/19	653	730
12.75% 2/1/10 to 10/1/10	7	7
13% 9/1/10 to 5/1/17	101	115
13.25% 11/1/10 to 10/1/13	30	34
13.5% 11/1/10 to 8/1/11	33	37
14% 11/1/12 to 4/1/16	5	6
14.5% 12/1/10	1	1
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
14.75% 3/1/10	$ 1	$ 1
		64,549
Government National Mortgage Association - 0.2%
8% 11/15/07 to 12/15/23	431	456
8.5% 6/15/16 to 2/15/17	8	8
10.5% 9/15/15 to 10/15/21	689	785
10.75% 12/15/09 to 3/15/10	8	8
11% 5/20/16 to 1/20/21	41	47
12.5% 12/15/10	2	2
13% 1/15/11 to 10/15/13	47	52
13.25% 8/15/14	10	11
13.5% 7/15/11 to 12/15/14	11	12
14% 6/15/11	6	7
		1,388
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $198,714)		198,458
Asset-Backed Securities - 0.7%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (e) (Cost $4,763)	4,763	4,796
Collateralized Mortgage Obligations - 8.6%

U.S. Government Agency - 8.6%
Fannie Mae:
floater Series 1994-42 Class FK, 4.34% 4/25/24 (e)	3,603	3,431
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	88	95
Series 1994-12 Class PH, 6.25% 1/25/09	483	484
Series 2002-83 Class ME, 5% 12/25/17	5,150	5,004
Series 2003-28 Class KG, 5.5% 4/25/23	725	707
sequential payer Series 1993-238 Class C, 6.5% 12/25/08	2,141	2,142
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	152	148
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (e)	712	729
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-60 Class FV, 6.32% 4/25/32 (e)	$ 251	$ 258
Series 2002-74 Class FV, 5.77% 11/25/32 (e)	3,550	3,576
Series 2002-75 Class FA, 6.32% 11/25/32 (e)	514	529
planned amortization class:
Series 2002-11 Class UC, 6% 3/25/17	1,214	1,227
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,287
Series 2002-18 Class PC, 5.5% 4/25/17	1,045	1,045
Series 2002-71 Class UC, 5% 11/25/17	3,155	3,070
Series 2003-128 Class NE, 4% 12/25/16	1,260	1,197
Series 2003-85 Class GD, 4.5% 9/25/18	610	581
Series 2004-80 Class LD, 4% 1/25/19	980	923
Series 2004-81:
Class KC, 4.5% 4/25/17	690	676
Class KD, 4.5% 7/25/18	1,315	1,262
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	438	438
Series 2003-18 Class EY, 5% 6/25/17	2,084	2,059
Series 2002-50 Class LE, 7% 12/25/29	1	1
Freddie Mac planned amortization class Series 2356 Class GD, 6% 9/15/16	482	488
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 5.72% 11/15/32 (e)	857	863
Series 2630 Class FL, 5.82% 6/15/18 (e)	58	59
planned amortization class:
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,521
Series 2695 Class DG, 4% 10/15/18	1,635	1,507
Series 2752 Class PW, 4% 4/15/22	2,000	1,975
Series 2802 Class OB, 6% 5/15/34	1,355	1,350
Series 2810 Class PD, 6% 6/15/33	1,020	1,018
Series 2831 Class PB, 5% 7/15/19	1,975	1,905
Series 2866 Class XE, 4% 12/15/18	1,875	1,768
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	2,311	2,400
Series 2570 Class CU, 4.5% 7/15/17	219	213
Series 2572 Class HK, 4% 2/15/17	319	309
Series 2617 Class GW, 3.5% 6/15/16	1,697	1,667
Series 2860 Class CP, 4% 10/15/17	236	229
Series 2866 Class N, 4.5% 12/15/18	1,340	1,321
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2937 Class HJ, 5% 10/15/19	$ 1,015	$ 999
Series 2998 Class LY, 5.5% 7/15/25	295	280
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,067
Series 3013 Class VJ, 5% 1/15/14	1,987	1,962
Series 2769 Class BU, 5% 3/15/34	1,020	922
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	3,465	3,397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,794)		60,089
Cash Equivalents - 32.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07:
(Collateralized by U.S. Government Obligations) #	$ 78,861	78,849
(Collateralized by U.S. Government Obligations) # (a)	146,519	146,497
TOTAL CASH EQUIVALENTS (Cost $225,346)		225,346
TOTAL INVESTMENT PORTFOLIO - 138.6% (Cost $970,848)		970,102
NET OTHER ASSETS - (38.6)%		(270,047)
NET ASSETS - 100%		$ 700,055
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed equal to 5.484% with Deutsche Bank	June 2010	$ 4,000	$ (38)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	1,800	66
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2010	7,000	57
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	1,500	14
Receive semi-annually a fixed rate equal to 5.505% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2012	11,000	114
Receive semi-annually a fixed rate equal to 5.6025% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	June 2011	11,000	158
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	3,000	46
Receive semi-annually a fixed rate equal to 5.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2016	2,500	52
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	July 2016	3,100	71
		$ 44,900	$ 540
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,166,000 or 1.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$78,849,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 1,912
Banc of America Securities LLC	17,016
Bank of America, NA	4,801
Barclays Capital, Inc.	8,806
Bear Stearns & Co., Inc.	8,412
Countrywide Securities Corp.	6,166
ING Financial Markets LLC	7,647
Societe Generale, New York Branch	7,647
UBS Securities LLC	13,383
WestLB AG	3,059
$ 78,849
$146,497,000 due 8/01/07 at 5.30%
Bank of America, NA	$ 44,486
Barclays Capital, Inc.	102,011
$ 146,497
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $40,571,000 of which $11,911,000, $7,507,000, $3,266,000, $414,000, $6,019,000 and $11,454,000 will expire on July 31, 2008, 2009, 2012, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2007

Assets
Investment in securities, at value (including securities loaned of $142,374 and repurchase agreements of $225,346) - See accompanying schedule: Unaffiliated issuers (cost $970,848)		$ 970,102
Cash		1
Receivable for investments sold		1,396
Receivable for fund shares sold		283
Interest receivable		7,062
Swap agreements, at value		540
Total assets		979,384

Liabilities
Payable for investments purchased Regular delivery	$ 7,312
Delayed delivery	124,411
Payable for fund shares redeemed	512
Distributions payable	331
Accrued management fee	183
Other affiliated payables	83
Collateral on securities loaned, at value	146,497
Total liabilities		279,329

Net Assets		$ 700,055
Net Assets consist of:
Paid in capital		$ 742,449
Undistributed net investment income		1,908
Accumulated undistributed net realized gain (loss) on investments		(44,096)
Net unrealized appreciation (depreciation) on investments		(206)
Net Assets, for 70,231 shares outstanding		$ 700,055
Net Asset Value, offering price and redemption price per share ($700,055 ÷ 70,231 shares)		$ 9.97

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2007

Investment Income
Interest		$ 34,779

Expenses
Management fee	$ 2,302
Transfer agent fees	722
Fund wide operations fee	230
Independent trustees' compensation	3
Miscellaneous	1
Total expenses before reductions	3,258
Expense reductions	(21)	3,237
Net investment income		31,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,294)
Swap agreements	189
Total net realized gain (loss)		(5,105)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,371
Swap agreements	540
Total change in net unrealized appreciation (depreciation)		9,911
Net gain (loss)		4,806
Net increase (decrease) in net assets resulting from operations		$ 36,348

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,542	$ 33,845
Net realized gain (loss)	(5,105)	(12,088)
Change in net unrealized appreciation (depreciation)	9,911	(5,860)
Net increase (decrease) in net assets resulting from operations	36,348	15,897
Distributions to shareholders from net investment income	(32,742)	(31,447)
Share transactions Proceeds from sales of shares	66,477	83,463
Reinvestment of distributions	28,271	26,830
Cost of shares redeemed	(157,163)	(219,836)
Net increase (decrease) in net assets resulting from share transactions	(62,415)	(109,543)
Total increase (decrease) in net assets	(58,809)	(125,093)

Net Assets
Beginning of period	758,864	883,957
End of period (including undistributed net investment income of $1,908 and undistributed net investment income of $3,867, respectively)	$ 700,055	$ 758,864
Other Information Shares
Sold	6,665	8,353
Issued in reinvestment of distributions	2,831	2,687
Redeemed	(15,756)	(22,008)
Net increase (decrease)	(6,260)	(10,968)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 10.11	$ 10.18	$ 10.17	$ 10.11
Income from Investment Operations
Net investment incomeB	.435	.414	.330	.274	.329
Net realized and unrealized gain (loss)	.067	(.219)	(.084)	.014	.056
Total from investment operations	.502	.195	.246	.288	.385
Distributions from net investment income	(.452)	(.385)	(.316)	(.278)	(.325)
Net asset value, end of period	$ 9.97	$ 9.92	$ 10.11	$ 10.18	$ 10.17
Total ReturnA	5.14%	1.97%	2.43%	2.84%	3.80%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.57%	.60%	.60%
Expenses net of fee waivers, if any	.45%	.45%	.57%	.60%	.60%
Expenses net of all reductions	.45%	.45%	.57%	.60%	.60%
Net investment income	4.36%	4.14%	3.23%	2.67%	3.18%
Supplemental Data
Net assets, end of period (in millions)	$ 700	$ 759	$ 884	$ 963	$ 1,283
Portfolio turnover rate	121%	97%	90%	152%	229%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 3,858,765	$ 12,577	$ (86,857)	$ (74,280)
Intermediate Government Income Fund	969,583	4,006	(3,487)	519

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Ginnie Mae Fund	$ 2,996	$ -	$ (55,811)
Intermediate Government Income Fund	1,082	-	(40,571)

The tax character of distributions paid was as follows:

July 31, 2007	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 164,399	$ -	$ 164,399
Intermediate Government Income Fund	32,742	-	32,742
July 31, 2006	Ordinary Income	Long-term Capital Gains	Total
Ginnie Mae Fund	$ 186,731	$ 7,297	$ 194,028
Intermediate Government Income Fund	31,447	-	31,447

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Repurchase Agreements - continued

securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Annual Report

3. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Fund's Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain Funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of each Fund's average net assets. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.03%
Intermediate Government Income Fund	.03%

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Ginnie Mae Fund	6
Intermediate Government Income Fund	1

During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 197

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Management Fee expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ 2	$ 61
Intermediate Government Income Fund	2	19

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 21, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 317 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment:1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Ginnie Mae and Intermediate Government Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Ginnie Mae and Intermediate Government Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Ginnie Mae and Intermediate Government Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Ginnie Mae and Intermediate Government Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William Irving (43)

Year of Election or Appointment: 2004
Vice President of Ginnie Mae. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Brett Kozlowski (32)

Year of Election or Appointment: 2006
Vice President of Intermediate Government Income. Mr. Kozlowski also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Kozlowski worked as an analyst and a trader in the Fixed-Income Group.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Ginnie Mae and Intermediate Government Income. Mr. Roiter also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Ginnie Mae and Intermediate Government Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ginnie Mae and Intermediate Government Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Ginnie Mae and Intermediate Government Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ginnie Mae and Intermediate Government Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2004

Assistant Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Ginnie Mae and Intermediate Government Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Intermediate Government Income	24.83%

The funds hereby designates the amounts noted below as distributions paid during the period January 1, 2007 to July 31, 2007, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Ginnie Mae	$95,971,830
Intermediate Government Income	$21,223,374

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ginnie Mae Fund / Fidelity Intermediate Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Ginnie Mae Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Fidelity Intermediate Government Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Fidelity Ginnie Mae Fund

Fidelity Intermediate Government Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to each fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that each fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit each fund's total expenses to 45 basis points. These contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of each fund's management contract, the Board approved amendments to each fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GMIG-UANN-0907
1.844592.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Government Income

Fund

Annual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Government Income's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Past 5 years	Past 10 years
Government Income	5.22%	3.75%	5.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Government Income on July 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® U.S. Government Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity® Government Income Fund

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. In fact, the central bank left rates unchanged through the entire 12-month period. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

For the 12 months ending July 31, 2007, Government Income returned 5.22%, while the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index gained 5.75%. The fund's performance relative to the index was helped by its yield-curve positioning, which refers to how we allocated investments across a range of bond maturities. In particular, our overweighting in better-performing intermediate bonds in the two- to five-year range and our underweighting in lagging 10- to 20-year bonds worked in our favor. In the mortgage sector, our overweighted position in hybrid adjustable-rate mortgages (ARMs) helped because they generally outpaced the fixed-rate mortgages that dominate the benchmark, due to strong demand from institutional investors, who recently bought the bonds prior to their inclusion in the Lehman Brothers U.S. Aggregate Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index. On the flip side, sector selection generally worked against us. An out-of-index position in Treasury Inflation-Protected Securities hurt because they lagged the index. Elsewhere, the fund also suffered from its underweighting in plain-vanilla Treasury securities, which outpaced mortgage-backed securities, in which we were overweighted. Our slightly larger-than-index weighting in agency securities had little effect on the fund's relative performance, as they generally kept pace with the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,021.70	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class T
Actual	$ 1,000.00	$ 1,021.70	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class B
Actual	$ 1,000.00	$ 1,018.10	$ 7.56
HypotheticalA	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,017.80	$ 7.80
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Government Income
Actual	$ 1,000.00	$ 1,023.50	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,023.10	$ 2.66
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.80%
Class B	1.51%
Class C	1.56%
Government Income	.45%
Institutional Class	.53%

Annual Report

Investment Changes

Coupon Distribution as of July 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	1.7	2.5
2 - 2.99%	0.0	1.2
3 - 3.99%	2.8	3.0
4 - 4.99%	34.2	31.0
5 - 5.99%	21.7	24.3
6 - 6.99%	15.6	15.8
7% and over	2.8	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2007
6 months ago
Years	4.9	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	4.7	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Mortgage Securities 32.0%		Mortgage Securities 29.2%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 11.4%
	U.S. Treasury Obligations 34.7%		U.S. Treasury Obligations 29.8%
	U.S. Government Agency Obligations 27.5%		U.S. Government Agency Obligations 32.1%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets(dagger) (2.6)%		Short-Term Investments and Net Other Assets(dagger) (3.2)%
* Futures and Swaps	4.4%	** Futures and Swaps	0.3%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2007

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 27.5%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,725
3.25% 2/15/09 (b)	143,050	139,526
4.25% 5/15/09	11,235	11,108
4.5% 10/15/08	81,560	81,101
4.75% 12/15/10	233,801	231,870
4.875% 4/15/09	43,350	43,305
5.125% 9/2/08	78,770	78,833
5.125% 4/15/11	187,000	187,460
5.375% 6/12/17	124,591	124,477
6.375% 6/15/09	55,710	57,121
6.625% 9/15/09	36,820	38,047
7.25% 1/15/10	25,086	26,393
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,140
5.375% 8/19/11	35,350	35,724
5.8% 9/2/08	26,570	26,779
Freddie Mac:
3.875% 6/15/08	2,791	2,761
4.75% 3/5/09	113,806	113,487
4.75% 3/5/12	10,000	9,851
5% 1/30/14	25,000	24,700
5.125% 4/18/11	31,220	31,266
5.25% 7/18/11	29,000	29,129
5.5% 8/23/17	100,000	100,832
5.625% 3/15/11	48,555	49,446
5.75% 1/15/12	1,686	1,727
6.625% 9/15/09	155,000	160,166
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	111,982
6.6% 2/15/08	20,957	20,995
6.8% 2/15/12	30,000	31,268
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	6,650	6,716
6.99% 5/21/16	21,433	22,966
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,332
5.685% 5/15/12	24,035	24,581
6.67% 9/15/09	3,500	3,624
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
4.974% 8/15/13	$ 22,940	$ 22,775
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,759	6,559
Series 2002-20K Class 1, 5.08% 11/1/22	14,321	14,131
Series 2003 P10B, 5.136% 8/10/13	11,281	11,165
Series 2004-20H Class 1, 5.17% 8/1/24	4,033	3,981
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,064
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,991,547
U.S. Treasury Obligations - 34.7%
U.S. Treasury Bonds:
6.125% 8/15/29 (b)	293,102	337,365
6.25% 8/15/23	1,500	1,701
8% 11/15/21	146,794	191,406
U.S. Treasury Notes:
4.25% 8/15/13 (b)	20,010	19,605
4.25% 11/15/13	37,610	36,778
4.25% 8/15/14 (b)(f)	161,550	157,070
4.25% 11/15/14 (b)	77,185	74,954
4.25% 8/15/15 (b)	84,500	81,608
4.375% 12/15/10	5,230	5,201
4.5% 4/30/09 (b)	100,000	99,813
4.5% 4/30/12	86,000	85,604
4.5% 11/15/15 (b)	111,800	109,739
4.5% 5/15/17 (b)	72,000	70,464
4.625% 11/15/09	81,000	81,095
4.625% 10/31/11	11,000	11,015
4.625% 2/29/12	4,500	4,505
4.625% 11/15/16 (b)	224,000	221,270
4.75% 1/31/12 (b)	188,250	189,485
4.75% 5/31/12	35,000	35,213
4.75% 5/15/14 (b)	167,723	168,221
4.875% 10/31/08 (b)	180,000	180,281
4.875% 5/15/09 (b)	113,432	113,964
4.875% 6/30/09	128,000	128,690
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 5/31/11	$ 20,740	$ 20,951
4.875% 6/30/12 (b)	61,471	62,182
5.125% 6/30/11	23,214	23,666
TOTAL U.S. TREASURY OBLIGATIONS		2,511,846
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,494,382)		4,503,393
U.S. Government Agency - Mortgage Securities - 32.0%

Fannie Mae - 26.4%
3.729% 10/1/33 (g)	704	695
3.75% 1/1/34 (g)	657	648
3.75% 4/1/34 (g)	11,938	11,739
3.757% 10/1/33 (g)	720	717
3.802% 6/1/33 (g)	549	551
3.825% 4/1/33 (g)	1,988	1,996
3.847% 10/1/33 (g)	30,880	30,833
3.877% 6/1/33 (g)	2,681	2,690
3.902% 5/1/34 (g)	6,663	6,565
3.91% 5/1/33 (g)	4,715	4,742
3.913% 9/1/33 (g)	11,186	11,086
3.944% 5/1/34 (g)	5,281	5,200
3.947% 5/1/33 (g)	230	229
3.967% 9/1/33 (g)	9,140	9,031
3.998% 4/1/34 (g)	10,531	10,379
3.999% 10/1/18 (g)	508	502
4% 9/1/13 to 6/1/20	27,020	25,401
4.013% 4/1/33 (g)	187	188
4.033% 6/1/34 (g)	9,627	9,485
4.063% 3/1/35 (g)	17,948	17,760
4.076% 2/1/35 (g)	372	373
4.114% 5/1/33 (g)	8,396	8,412
4.166% 1/1/35 (g)	1,571	1,544
4.187% 11/1/34 (g)	12,876	12,913
4.205% 6/1/34 (g)	10,741	10,600
4.249% 1/1/34 (g)	2,105	2,084
4.25% 2/1/35 (g)	767	755
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.264% 5/1/35 (g)	$ 773	$ 774
4.28% 10/1/33 (g)	332	330
4.282% 3/1/33 (g)	831	835
4.283% 6/1/34 (g)	11,653	11,534
4.294% 8/1/33 (g)	1,342	1,344
4.295% 3/1/35 (g)	656	660
4.3% 3/1/33 (g)	276	272
4.302% 6/1/33 (g)	430	433
4.304% 3/1/33 (g)	370	364
4.321% 4/1/35 (g)	381	382
4.343% 1/1/35 (g)	832	820
4.355% 10/1/19 (g)	1,207	1,192
4.36% 2/1/34 (g)	1,313	1,301
4.386% 10/1/34 (g)	4,044	3,996
4.396% 2/1/35 (g)	1,047	1,031
4.411% 7/1/35 (g)	19,301	19,009
4.419% 5/1/35 (g)	2,123	2,117
4.429% 5/1/35 (g)	616	617
4.432% 3/1/35 (g)	1,101	1,085
4.445% 8/1/34 (g)	2,165	2,148
4.481% 1/1/35 (g)	5,530	5,460
4.484% 11/1/33 (g)	1,650	1,638
4.494% 12/1/34 (g)	458	452
4.5% 2/1/18 to 4/1/20	16,046	15,376
4.503% 2/1/35 (g)	635	639
4.504% 2/1/35 (g)	333	336
4.512% 1/1/35 (g)	876	867
4.519% 2/1/35 (g)	11,901	11,819
4.524% 7/1/35 (g)	2,513	2,504
4.53% 10/1/35 (g)	416	415
4.554% 9/1/34 (g)	19,342	19,158
4.57% 7/1/35 (g)	3,098	3,108
4.575% 2/1/35 (g)	3,589	3,548
4.614% 7/1/34 (g)	26,137	26,045
4.651% 10/1/34 (g)	3,356	3,327
4.653% 3/1/35 (g)	614	619
4.702% 10/1/34 (g)	2,776	2,755
4.719% 7/1/34 (g)	1,970	1,957
4.723% 3/1/35 (g)	253	255
4.733% 12/1/35 (g)	64,285	63,872
4.772% 1/1/35 (g)	4,800	4,761
4.779% 12/1/35 (g)	4,486	4,465
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.781% 12/1/34 (g)	$ 686	$ 681
4.794% 4/1/35 (g)	12,356	12,330
4.8% 7/1/35 (g)	4,715	4,669
4.801% 11/1/34 (g)	2,315	2,299
4.803% 6/1/35 (g)	3,587	3,597
4.803% 11/1/35 (g)	10,309	10,315
4.808% 2/1/33 (g)	1,141	1,152
4.808% 1/1/36 (g)	25,970	25,762
4.832% 10/1/35 (g)	2,001	1,988
4.849% 7/1/35 (g)	10,016	9,930
4.857% 10/1/34 (g)	8,122	8,076
4.86% 7/1/34 (g)	6,286	6,256
4.87% 5/1/33 (g)	36	36
4.894% 5/1/35 (g)	1,781	1,768
4.899% 8/1/34 (g)	5,359	5,333
5% 12/1/15 to 12/1/35 (e)	228,426	218,572
5.005% 2/1/34 (g)	8,241	8,166
5.016% 7/1/34 (g)	355	353
5.052% 5/1/35 (g)	4,154	4,184
5.069% 9/1/34 (g)	5,765	5,750
5.084% 9/1/34 (g)	735	733
5.087% 8/1/34 (g)	626	625
5.108% 10/1/35 (g)	4,553	4,531
5.135% 7/1/34 (g)	2,204	2,200
5.137% 8/1/36 (g)	31,468	31,432
5.162% 1/1/37 (g)	5,998	5,975
5.165% 3/1/36 (g)	14,153	14,126
5.17% 6/1/35 (g)	2,942	2,961
5.176% 8/1/33 (g)	1,042	1,043
5.176% 3/1/35 (g)	388	388
5.242% 5/1/35 (g)	5,794	5,790
5.277% 4/1/36 (g)	5,513	5,562
5.297% 7/1/35 (g)	396	399
5.31% 3/1/36 (g)	38,095	38,087
5.324% 12/1/34 (g)	1,042	1,042
5.356% 12/1/36 (g)	3,536	3,530
5.365% 2/1/36 (g)	8,514	8,518
5.394% 7/1/35 (g)	2,589	2,590
5.407% 2/1/37 (g)	3,127	3,130
5.449% 2/1/37 (g)	14,139	14,163
5.5% 4/1/09 to 12/1/35	404,307	395,248
5.5% 8/20/22 (d)	13,000	12,857
5.518% 1/1/34 (g)	77	77
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.612% 2/1/36 (g)	$ 3,401	$ 3,417
5.67% 4/1/36 (g)	12,513	12,576
5.67% 6/1/36 (g)	8,147	8,191
5.757% 4/1/36 (g)	6,620	6,664
5.804% 3/1/36 (g)	8,634	8,698
5.807% 5/1/36 (g)	3,745	3,775
5.818% 1/1/36 (g)	2,679	2,686
5.831% 5/1/36 (g)	19,628	19,791
5.854% 6/1/35 (g)	2,147	2,164
5.872% 3/1/36 (g)	8,089	8,116
5.897% 12/1/36 (g)	4,655	4,689
5.9% 3/1/36 (g)	7,602	7,671
5.925% 6/1/36 (g)	14,806	14,942
5.94% 5/1/36 (g)	5,459	5,511
6% 5/1/12 to 7/1/33 (e)	104,928	104,948
6% 8/1/22 (d)	23,000	23,160
6% 8/1/37 (d)	65,000	64,465
6% 8/1/37 (d)	107,000	106,119
6% 8/14/37 (d)	48,000	47,605
6.038% 4/1/36 (g)	52,142	52,707
6.106% 4/1/36 (g)	28,823	29,145
6.226% 3/1/37 (g)	1,495	1,508
6.314% 10/1/36 (g)	23,129	23,379
6.352% 8/1/36 (g)	7,422	7,512
6.5% 2/1/12 to 1/1/35	25,718	26,177
6.58% 9/1/36 (g)	10,877	11,031
7% 7/1/13 to 7/1/32	5,688	5,916
7.5% 8/1/10 to 4/1/29	155	160
8% 1/1/22	9	9
8.5% 1/1/15 to 7/1/31	617	651
9% 11/1/11 to 5/1/14	646	649
9.5% 11/15/09 to 10/1/20	893	968
10% 8/1/10	2	2
11% 8/1/10	14	15
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,428	1,593
12.5% 8/1/15 to 3/1/16	3	3
		1,913,585
Freddie Mac - 5.0%
3.377% 7/1/33 (g)	9,295	9,201
4% 5/1/19 to 11/1/20	26,657	24,871
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.283% 2/1/35 (g)	$ 1,796	$ 1,799
4.288% 3/1/35 (g)	842	842
4.301% 12/1/34 (g)	1,107	1,087
4.424% 6/1/35 (g)	1,284	1,278
4.426% 2/1/34 (g)	780	771
4.426% 3/1/35 (g)	1,054	1,035
4.444% 3/1/35 (g)	1,076	1,059
4.5% 2/1/18 to 8/1/33	17,105	16,227
4.539% 2/1/35 (g)	1,585	1,560
4.701% 9/1/36 (g)	3,473	3,449
4.704% 9/1/35 (g)	26,676	26,548
4.737% 2/1/34 (g)	8,503	8,358
4.784% 3/1/33 (g)	361	366
4.789% 2/1/36 (g)	1,410	1,392
4.922% 10/1/36 (g)	19,855	19,768
4.988% 4/1/35 (g)	4,699	4,722
5% 1/1/09 to 9/1/35	13,435	12,779
5.021% 4/1/35 (g)	527	517
5.128% 7/1/35 (g)	5,138	5,103
5.132% 4/1/35 (g)	4,463	4,439
5.278% 2/1/36 (g)	313	311
5.489% 2/1/37 (g)	12,155	12,106
5.498% 1/1/36 (g)	4,438	4,433
5.5% 8/1/14 to 11/1/36	56,405	55,704
5.536% 1/1/36 (g)	6,600	6,597
6% 7/1/16 to 11/1/33	31,292	31,441
6.489% 10/1/36 (g)	10,873	11,010
6.5% 11/1/10 to 10/1/36	48,678	49,550
6.538% 2/1/37 (g)	18,692	18,820
6.618% 12/1/36 (g)	18,478	18,674
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,286	2,384
8% 1/1/10 to 6/1/11	1	1
8.5% 8/1/08 to 9/1/29	232	248
9% 8/1/08 to 10/1/20	110	116
9.5% 6/1/09 to 8/1/21	358	388
9.75% 8/1/14	153	162
10% 7/1/09 to 8/1/21	37	40
11% 7/1/13 to 5/1/14	70	77
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	3	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 2/1/10 to 6/1/19	$ 35	$ 38
13% 8/1/10 to 6/1/15	9	10
		359,292
Government National Mortgage Association - 0.6%
4.25% 7/20/34 (g)	1,091	1,085
6% 7/15/08 to 12/15/10	1,510	1,523
6.5% 2/15/24 to 10/15/35	23,880	24,483
6.5% 8/1/37 (d)	10,000	10,185
6.5% 8/1/37 (d)	2,000	2,037
6.5% 8/1/37 (d)	4,000	4,074
7% 10/15/26 to 8/15/32	113	117
7.5% 1/15/08 to 8/15/29	137	144
8% 11/15/07 to 12/15/23	1,465	1,553
8.5% 10/15/08 to 1/15/25	14	14
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	105	118
13.5% 7/15/11	8	9
		45,344
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,338,955)		2,318,221
Asset-Backed Securities - 0.5%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (g) (Cost $37,634)	37,634	37,887
Collateralized Mortgage Obligations - 7.9%

U.S. Government Agency - 7.9%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,537	1,591
Series 1993-109 Class NZ, 6% 7/25/08	938	937
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,860
Series 1993-240 Class PD, 6.25% 12/25/13	6,432	6,520
Series 1994-23:
Class PG, 6% 4/25/23	5,761	5,763
Class PZ, 6% 2/25/24	10,056	10,038
Series 1994-27 Class PJ, 6.5% 6/25/23	319	318
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	$ 4,114	$ 4,220
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,816
Series 2006-45 Class OP, 6/25/36 (i)	6,641	4,880
Series 2006-62 Class KP, 4/25/36 (i)	13,648	9,648
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,010	3,189
Series 2003-22 6% 4/25/33 (h)	20,731	4,920
Fannie Mae Grantor Trust:
planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,056
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,428	1,391
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (g)	762	780
Series 2002-49 Class FB, 5.92% 11/18/31 (g)	1,203	1,224
Series 2002-60 Class FV, 6.32% 4/25/32 (g)	502	516
Series 2002-75 Class FA, 6.32% 11/25/32 (g)	1,028	1,058
Series 2004-54 Class FE, 6.47% 2/25/33 (g)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,170
Series 2003-113:
Class PD, 4% 2/25/17	23,515	22,334
Class PE, 4% 11/25/18	7,545	6,815
Series 2003-128 Class NE, 4% 12/25/16	13,100	12,442
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,394
Series 2004-80 Class LD, 4% 1/25/19	10,160	9,569
Series 2005-102 Class CO, 11/25/35 (i)	6,783	5,005
Series 2006-12 Class BO, 10/25/35 (i)	31,149	22,967
Series 2006-37 Class OW, 5/25/36 (i)	7,297	5,413
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	24,462	24,478
Series 2001-46 Class ZG, 6% 9/25/31	8,550	8,560
Series 2004-3 Class BA, 4% 7/25/17	723	696
Series 2004-86 Class KC, 4.5% 5/25/19	3,213	3,122
Series 2004-91 Class AH, 4.5% 5/25/29	6,395	6,220
Series 2005-117, Class JN, 4.5% 1/25/36	645	564
Series 2002-50 Class LE, 7% 12/25/29	5	5
Series 2005-14 Class SE, 0.73% 3/25/35 (g)(h)	21,743	677
Series 2007-36:
Class GO, 4/25/37 (i)	1,469	1,102
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-36:
Class PO, 4/25/37 (i)	$ 3,261	$ 2,427
Class SB, 1.28% 4/25/37 (g)(h)	42,342	2,114
Class SG, 1.28% 4/25/37 (g)(h)	19,112	971
Series 2007-66 Class SA, 7.68% 7/25/37 (g)	5,575	5,775
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	100	99
Series 2115 Class PE, 6% 1/15/14	1,037	1,039
Series 2356 Class GD, 6% 9/15/16	636	643
Series 3149 Class OD, 5/15/36 (i)	35,541	25,496
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,704	2,729
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (g)	1,017	1,036
planned amortization class Series 1681 Class PJ, 7% 12/15/23	8,867	9,097
Series 1560 Class PN, 7% 12/15/12	6,638	6,661
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (g)	765	767
Series 2448 Class FT, 6.32% 3/15/32 (g)	1,182	1,212
Series 2530 Class FE, 5.92% 2/15/32 (g)	697	705
Series 2630 Class FL, 5.82% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	377	381
planned amortization class:
Series 1141 Class G, 9% 9/15/21	435	461
Series 1614 Class L, 6.5% 7/15/23	5,333	5,412
Series 1671 Class G, 6.5% 8/15/23	1,191	1,196
Series 2006-15 Class OP, 3/25/36 (i)	8,127	5,738
Series 2543 Class PM, 5.5% 8/15/18	250	250
Series 2625 Class QX, 2.25% 3/15/22	72	72
Series 2640:
Class GE, 4.5% 7/15/18	7,310	6,975
Class QG, 2% 4/15/22	86	85
Series 2660 Class ML, 3.5% 7/15/22	6,346	6,289
Series 2682 Class LD, 4.5% 10/15/33	777	676
Series 2752 Class PW, 4% 4/15/22	2,515	2,484
Series 2802 Class OB, 6% 5/15/34	10,455	10,415
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 993
Series 2866 Class XE, 4% 12/15/18	19,350	18,246
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,524
Series 2966 Class XC, 5.5% 1/15/31	25,111	24,877
Series 3077 Class TO, 4/15/35 (i)	17,855	12,817
Series 3110 Class OP, 9/15/35 (i)	16,826	12,131
Series 3119, 2/15/36 (i)	20,299	14,338
Series 3121 Class KO, 3/15/36 (i)	7,162	5,453
Series 3123 Class LO, 3/15/36 (i)	13,128	9,225
Series 3145 Class GO, 4/15/36 (i)	11,854	8,368
Series 3151 5/15/36 (i)	12,724	8,910
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,741
Series 2570 Class CU, 4.5% 7/15/17	2,060	2,013
Series 2587 Class AD, 4.71% 3/15/33	5,785	4,891
Series 2601 Class TB, 5.5% 4/15/23	869	831
Series 2617 Class GW, 3.5% 6/15/16	4,132	4,057
Series 2675 Class CB, 4% 5/15/16	2,018	1,958
Series 2677 Class HG, 3% 8/15/12	1,169	1,158
Series 2683 Class JA, 4% 10/15/16	2,104	2,036
Series 2685 Class ND, 4% 10/15/18	9,064	8,147
Series 2750 Class ZT, 5% 2/15/34	1,020	879
Series 2773 Class HC, 4.5% 4/15/19	704	644
Series 2809 Class UA, 4% 12/15/14	3,028	2,980
Series 2849 Class AL, 5% 5/15/18	7,819	7,684
Series 2860 Class CP, 4% 10/15/17	2,474	2,403
Series 2866 Class N, 4.5% 12/15/18	7,093	6,991
Series 2937 Class HJ, 5% 10/15/19	9,618	9,472
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,908
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,421
Series 3013 Class VJ, 5% 1/15/14	1,981	1,957
Series 2769 Class BU, 5% 3/15/34	5,744	5,191
Series 2863 Class DB, 4% 9/15/14	1,319	1,251
Series 2957 Class SW, 0.68% 4/15/35 (g)(h)	29,878	823
Series 3002 Class SN, 1.18% 7/15/35 (g)(h)	29,958	1,283
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,895	10,184
Series 2877 Class JC, 5% 10/15/34	1,413	1,382
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 4,821	$ 5,135
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,183
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $575,569)		569,028
Cash Equivalents - 27.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07:
(Collateralized by U.S. Government Obligations) #	$ 13,512	13,510
(Collateralized by U.S. Government Obligations) # (a)	1,985,314	1,985,022
TOTAL CASH EQUIVALENTS (Cost $1,998,532)		1,998,532
TOTAL INVESTMENT PORTFOLIO - 130.2% (Cost $9,445,072)		9,427,061
NET OTHER ASSETS - (30.2)%		(2,185,321)
NET ASSETS - 100%		$ 7,241,740
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	$ 100,000	$ (443)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.96% with Morgan Stanley, Inc.	July 2037	27,500	(1,027)
Receive semi-annually a fixed rate equal to 5.035% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2010	225,000	(723)
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2010	140,000	1,409
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	1,148
		$ 567,500	$ 364
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,332,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,382,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,510,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 328
Banc of America Securities LLC	2,916
Bank of America, NA	823
Barclays Capital, Inc.	1,509
Bear Stearns & Co., Inc.	1,441
Countrywide Securities Corp.	1,056
ING Financial Markets LLC	1,310
Societe Generale, New York Branch	1,310
UBS Securities LLC	2,293
WestLB AG	524
$ 13,510
$1,985,022,000 due 8/01/07 at 5.30%
Bank of America, NA	$ 602,780
Barclays Capital, Inc.	1,382,242
$ 1,985,022
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $93,664,000 of which $831,000, $561,000, $1,882,000, $28,692,000, and $61,698,000 will expire on July 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Of the loss carryforwards expiring July 31, 2011, 2012, 2013, and 2014, $831,000, $561,000, $1,882,000, and $17,977,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2007

Assets
Investment in securities, at value (including securities loaned of $1,920,947 and repurchase agreements of $1,998,532) - See accompanying schedule: Unaffiliated issuers (cost $9,445,072)		$ 9,427,061
Commitment to sell securities on a delayed delivery basis	$ (238,522)
Receivable for securities sold on a delayed delivery basis	237,005	(1,517)
Receivable for investments sold, regular delivery		5,988
Cash		8,931
Receivable for fund shares sold		4,128
Interest receivable		71,447
Swap agreements, at value		364
Total assets		9,516,402

Liabilities
Payable for investments purchased Regular delivery	$ 6,703
Delayed delivery	269,464
Payable for fund shares redeemed	4,894
Distributions payable	664
Accrued management fee	1,888
Distribution fees payable	131
Other affiliated payables	888
Other payables and accrued expenses	5,008
Collateral on securities loaned, at value	1,985,022
Total liabilities		2,274,662

Net Assets		$ 7,241,740
Net Assets consist of:
Paid in capital		$ 7,382,737
Undistributed net investment income		1,411
Accumulated undistributed net realized gain (loss) on investments		(123,244)
Net unrealized appreciation (depreciation) on investments		(19,164)
Net Assets		$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($145,299 ÷ 14,516 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($180,781 ÷ 18,060 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class B: Net Asset Value and offering price per share ($43,307 ÷ 4,326 shares)A	$ 10.01

Class C: Net Asset Value and offering price per share ($39,391 ÷ 3,935 shares)A	$ 10.01

Government Income: Net Asset Value, offering price and redemption price per share ($6,117,821 ÷ 611,879 shares)	$ 10.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($715,141 ÷ 71,448 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2007

Investment Income
Interest		$ 328,118

Expenses
Management fee	$ 21,463
Transfer agent fees	7,506
Distribution fees	1,223
Fund wide operations fee	2,122
Independent trustees' compensation	22
Miscellaneous	13
Total expenses before reductions	32,349
Expense reductions	(545)	31,804
Net investment income		296,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,739)
Futures contracts	1,498
Swap agreements	492
Total net realized gain (loss)		(39,749)
Change in net unrealized appreciation (depreciation) on: Investment securities	69,326
Swap agreements	(3,916)
Delayed delivery commitments	(1,455)
Total change in net unrealized appreciation (depreciation)		63,955
Net gain (loss)		24,206
Net increase (decrease) in net assets resulting from operations		$ 320,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 296,314	$ 235,825
Net realized gain (loss)	(39,749)	(63,122)
Change in net unrealized appreciation (depreciation)	63,955	(93,536)
Net increase (decrease) in net assets resulting from operations	320,520	79,167
Distributions to shareholders from net investment income	(303,351)	(223,332)
Distributions to shareholders from net realized gain	(2,616)	-
Total distributions	(305,967)	(223,332)
Share transactions - net increase (decrease)	1,895,812	348,165
Total increase (decrease) in net assets	1,910,365	204,000

Net Assets
Beginning of period	5,331,375	5,127,375
End of period (including undistributed net investment income of $1,411 and undistributed net investment income of $11,750, respectively)	$ 7,241,740	$ 5,331,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.311
Net realized and unrealized gain (loss)	.033
Total from investment operations	.344
Distributions from net investment income	(.314)
Net asset value, end of period	$ 10.01
Total Return A, B, C	3.49%
Ratios to Average Net Assets F
Expenses before reductions	.78% H
Expenses net of fee waivers, if any	.78% H
Expenses net of all reductions	.77% H
Net investment income	4.08% H
Supplemental Data
Net assets, end of period (in millions)	$ 145
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.306
Net realized and unrealized gain (loss)	.036
Total from investment operations	.342
Distributions from net investment income	(.312)
Net asset value, end of period	$ 10.01
Total Return A, B, C	3.46%
Ratios to Average Net Assets F
Expenses before reductions	.79% H
Expenses net of fee waivers, if any	.79% H
Expenses net of all reductions	.79% H
Net investment income	4.02% H
Supplemental Data
Net assets, end of period (in millions)	$ 181
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.251
Net realized and unrealized gain (loss)	.037
Total from investment operations	.288
Distributions from net investment income	(.258)
Net asset value, end of period	$ 10.01
Total Return A, B, C	2.91%
Ratios to Average Net Assets F
Expenses before reductions	1.50% H
Expenses net of fee waivers, if any	1.50% H
Expenses net of all reductions	1.50% H
Net investment income	3.30% H
Supplemental Data
Net assets, end of period (in millions)	$ 43
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.249
Net realized and unrealized gain (loss)	.033
Total from investment operations	.282
Distributions from net investment income	(.252)
Net asset value, end of period	$ 10.01
Total Return A, B, C	2.85%
Ratios to Average Net Assets F
Expenses before reductions	1.55% H
Expenses net of fee waivers, if any	1.55% H
Expenses net of all reductions	1.55% H
Net investment income	3.26% H
Supplemental Data
Net assets, end of period (in millions)	$ 39
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Income from Investment Operations
Net investment income B	.443	.429	.329	.307	.374
Net realized and unrealized gain (loss)	.068	(.274)	.097	.124	(.014)
Total from investment operations	.511	.155	.426	.431	.360
Distributions from net investment income	(.456)	(.405)	(.321)	(.301)	(.370)
Distributions from net realized gain	(.005)	-	(.035)	(.160)	(.130)
Total distributions	(.461)	(.405)	(.356)	(.461)	(.500)
Net asset value, end of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Total Return A	5.22%	1.56%	4.24%	4.30%	3.45%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.58%	.63%	.65%
Expenses net of fee waivers, if any	.45%	.45%	.58%	.63%	.65%
Expenses net of all reductions	.44%	.44%	.58%	.63%	.65%
Net investment income	4.42%	4.27%	3.21%	3.01%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,118	$ 5,331	$ 5,127	$ 4,168	$ 3,622
Portfolio turnover rate	164% D	108%	114%	224%	253%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended July 31,	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income C	.329
Net realized and unrealized gain (loss)	.034
Total from investment operations	.363
Distributions from net investment income	(.333)
Net asset value, end of period	$ 10.01
Total Return A, B	3.67%
Ratios to Average Net Assets E
Expenses before reductions	.53% G
Expenses net of fee waivers, if any	.53% G
Expenses net of all reductions	.53% G
Net investment income	4.32% G
Supplemental Data
Net assets, end of period (in millions)	$ 715
Portfolio turnover rate	164%F

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sales of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Government Income on October 24, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,525
Unrealized depreciation	(59,427)
Net unrealized appreciation (depreciation)	(17,902)
Undistributed ordinary income	257
Capital loss carryforward	(93,664)

Cost for federal income tax purposes	$ 9,444,963

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Ordinary Income	$ 305,967	$ 223,332

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, effective October 27, 2006 under a new expense contract, FMR pays all class-level expenses for Government Income class, so that the total expense, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 199	$ 34
Class T	0%	.25%	355	-
Class B	.65%	.25%	350	253
Class C	.75%	.25%	319	-
			$ 1,223	$ 287

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	5
Class B*	90
Class C*	2
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Government Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Government Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 232	.23*
Class T	275	.19*
Class B	97	.25*
Class C	64	.20*
Government Income	5,931.10
Institutional Class	907	.18*
	$ 7,506

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,400.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $11. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Class T	1
Government Income	509
Institutional Class	15
$ 534

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 14% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 44% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2007 A	Year ended July 31, 2006
From net investment income
Class A	$ 4,138	$ -
Class T	5,771	-
Class B	1,298	-
Class C	1,042	-
Government Income	269,231	223,332
Institutional Class	21,871	-
Total	$ 303,351	$ 233,332
From net realized gain
Government Income	$ 2,616	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007 A	2006	2007 A	2006
Class A
Shares sold	5,668	-	$ 56,865	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	11,639	-	116,974	-
Reinvestment of distributions	374	-	3,759	-
Shares redeemed	(3,165)	-	(31,770)	-
Net increase (decrease)	14,516	-	$ 145,828	$ -
Class T
Shares sold	3,593	-	$ 36,101	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	19,997	-	200,973	-
Reinvestment of distributions	549	-	5,508	-
Shares redeemed	(6,079)	-	(60,985)	-
Net increase (decrease)	18,060	-	$ 181,597	$ -
Class B
Shares sold	524	-	$ 5,289	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	5,890	-	59,191	-
Reinvestment of distributions	104	-	1,045	-
Shares redeemed	(2,192)	-	(22,000)	-
Net increase (decrease)	4,326	-	$ 43,525	$ -
Class C
Shares sold	517	-	$ 5,201	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	4,449	-	44,717	-
Reinvestment of distributions	64	-	643	-
Shares redeemed	(1,095)	-	(10,981)	-
Net increase (decrease)	3,935	-	$ 39,580	$ -
Government Income
Shares sold	105,528	127,904	$ 1,058,863	$ 1,289,378
Issued in exchange for shares of Spartan Government Income Fund	71,077	-	713,611	-
Reinvestment of distributions	26,531	21,894	266,315	219,740
Shares redeemed	(127,164)	(116,476)	(1,271,926)	(1,160,953)
Net increase (decrease)	75,972	33,322	$ 766,863	$ 348,165

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007 A	2006	2007 A	2006
Institutional Class
Shares sold	16,978	-	$ 170,642	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	57,200	-	574,860	-
Reinvestment of distributions	2,169	-	21,772	-
Shares redeemed	(4,899)	-	(48,855)	-
Net increase (decrease)	71,448	-	$ 718,419	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs th fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 317 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment:1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Government Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Government Income. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Government Income. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Government Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William Irving (43)

Year of Election or Appointment: 2007

Vice President of Government Income. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Government Income. Mr. Roiter also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Government Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Government Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Government Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Government Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Government Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Government Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Government Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Government Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Government Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Distributions

A total of 15.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $231,780,564 of distributions paid during the period January 1, 2007 to July 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Government Income (retail class), as well as the fund's relative investment performance for Fidelity Government Income (retail class) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Fidelity Government Income (retail class), the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The Advisor classes of the fund had less than one year of performance as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Government Income (retail class). The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC
Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GVT-UANN-0907
1.789246.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Government Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Government Income Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A (dagger)	0.85%	2.87%	4.89%
Class T (incl. 4.00% sales charge) B (dagger)	0.83%	2.87%	4.88%
Class B (incl. contingent deferred sales charge) C	-0.53%	3.26%	5.26%
Class C (incl. contingent deferred sales charge) D	3.41%	3.59%	5.25%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

* The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Class T on July 31, 1997, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Government Index performed over the same period. The initial offering of Class T took place on October 24, 2006. See the previous page for additional information regarding the performance of Class T.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Government Income Fund

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. In fact, the central bank left rates unchanged through the entire 12-month period. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

During the past year, the fund (excluding sales charges) lagged the 5.75% return of the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index. (For specific performance information on the fund's Class A, Class T, Class B and Class C shares, please refer to the performance section of this report.) The fund's return relative to the index was helped by its yield-curve positioning, which refers to how we allocated investments across a range of bond maturities. In particular, our overweighting in better-performing intermediate bonds in the two- to five-year range and our underweighting in lagging 10- to 20-year bonds worked in our favor. In the mortgage sector, our overweighted position in hybrid adjustable-rate mortgages (ARMs) helped because they generally outpaced the fixed-rate mortgages that dominate the benchmark, due to strong demand from institutional investors, who recently bought the bonds prior to their inclusion in the Lehman Brothers U.S. Aggregate Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index. On the flip side, sector selection generally worked against us. An out-of-index position in Treasury Inflation-Protected Securities hurt because they lagged the index. Elsewhere, the fund also suffered from its underweighting in plain-vanilla Treasury securities, which outpaced mortgage-backed securities, in which we were overweighted. Our slightly larger-than-index weighting in agency securities had little effect on the fund's relative performance, as they generally kept pace with the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,021.70	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class T
Actual	$ 1,000.00	$ 1,021.70	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class B
Actual	$ 1,000.00	$ 1,018.10	$ 7.56
HypotheticalA	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,017.80	$ 7.80
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Government Income
Actual	$ 1,000.00	$ 1,023.50	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,023.10	$ 2.66
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.80%
Class B	1.51%
Class C	1.56%
Government Income	.45%
Institutional Class	.53%

Annual Report

Investment Changes

Coupon Distribution as of July 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	1.7	2.5
2 - 2.99%	0.0	1.2
3 - 3.99%	2.8	3.0
4 - 4.99%	34.2	31.0
5 - 5.99%	21.7	24.3
6 - 6.99%	15.6	15.8
7% and over	2.8	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2007
6 months ago
Years	4.9	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	4.7	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Mortgage Securities 32.0%		Mortgage Securities 29.2%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 11.4%
	U.S. Treasury Obligations 34.7%		U.S. Treasury Obligations 29.8%
	U.S. Government Agency Obligations 27.5%		U.S. Government Agency Obligations 32.1%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets(dagger) (2.6)%		Short-Term Investments and Net Other Assets(dagger) (3.2)%
* Futures and Swaps	4.4%	** Futures and Swaps	0.3%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2007

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 27.5%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,725
3.25% 2/15/09 (b)	143,050	139,526
4.25% 5/15/09	11,235	11,108
4.5% 10/15/08	81,560	81,101
4.75% 12/15/10	233,801	231,870
4.875% 4/15/09	43,350	43,305
5.125% 9/2/08	78,770	78,833
5.125% 4/15/11	187,000	187,460
5.375% 6/12/17	124,591	124,477
6.375% 6/15/09	55,710	57,121
6.625% 9/15/09	36,820	38,047
7.25% 1/15/10	25,086	26,393
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,140
5.375% 8/19/11	35,350	35,724
5.8% 9/2/08	26,570	26,779
Freddie Mac:
3.875% 6/15/08	2,791	2,761
4.75% 3/5/09	113,806	113,487
4.75% 3/5/12	10,000	9,851
5% 1/30/14	25,000	24,700
5.125% 4/18/11	31,220	31,266
5.25% 7/18/11	29,000	29,129
5.5% 8/23/17	100,000	100,832
5.625% 3/15/11	48,555	49,446
5.75% 1/15/12	1,686	1,727
6.625% 9/15/09	155,000	160,166
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	111,982
6.6% 2/15/08	20,957	20,995
6.8% 2/15/12	30,000	31,268
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	6,650	6,716
6.99% 5/21/16	21,433	22,966
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,332
5.685% 5/15/12	24,035	24,581
6.67% 9/15/09	3,500	3,624
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
4.974% 8/15/13	$ 22,940	$ 22,775
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,759	6,559
Series 2002-20K Class 1, 5.08% 11/1/22	14,321	14,131
Series 2003 P10B, 5.136% 8/10/13	11,281	11,165
Series 2004-20H Class 1, 5.17% 8/1/24	4,033	3,981
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,064
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,991,547
U.S. Treasury Obligations - 34.7%
U.S. Treasury Bonds:
6.125% 8/15/29 (b)	293,102	337,365
6.25% 8/15/23	1,500	1,701
8% 11/15/21	146,794	191,406
U.S. Treasury Notes:
4.25% 8/15/13 (b)	20,010	19,605
4.25% 11/15/13	37,610	36,778
4.25% 8/15/14 (b)(f)	161,550	157,070
4.25% 11/15/14 (b)	77,185	74,954
4.25% 8/15/15 (b)	84,500	81,608
4.375% 12/15/10	5,230	5,201
4.5% 4/30/09 (b)	100,000	99,813
4.5% 4/30/12	86,000	85,604
4.5% 11/15/15 (b)	111,800	109,739
4.5% 5/15/17 (b)	72,000	70,464
4.625% 11/15/09	81,000	81,095
4.625% 10/31/11	11,000	11,015
4.625% 2/29/12	4,500	4,505
4.625% 11/15/16 (b)	224,000	221,270
4.75% 1/31/12 (b)	188,250	189,485
4.75% 5/31/12	35,000	35,213
4.75% 5/15/14 (b)	167,723	168,221
4.875% 10/31/08 (b)	180,000	180,281
4.875% 5/15/09 (b)	113,432	113,964
4.875% 6/30/09	128,000	128,690
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 5/31/11	$ 20,740	$ 20,951
4.875% 6/30/12 (b)	61,471	62,182
5.125% 6/30/11	23,214	23,666
TOTAL U.S. TREASURY OBLIGATIONS		2,511,846
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,494,382)		4,503,393
U.S. Government Agency - Mortgage Securities - 32.0%

Fannie Mae - 26.4%
3.729% 10/1/33 (g)	704	695
3.75% 1/1/34 (g)	657	648
3.75% 4/1/34 (g)	11,938	11,739
3.757% 10/1/33 (g)	720	717
3.802% 6/1/33 (g)	549	551
3.825% 4/1/33 (g)	1,988	1,996
3.847% 10/1/33 (g)	30,880	30,833
3.877% 6/1/33 (g)	2,681	2,690
3.902% 5/1/34 (g)	6,663	6,565
3.91% 5/1/33 (g)	4,715	4,742
3.913% 9/1/33 (g)	11,186	11,086
3.944% 5/1/34 (g)	5,281	5,200
3.947% 5/1/33 (g)	230	229
3.967% 9/1/33 (g)	9,140	9,031
3.998% 4/1/34 (g)	10,531	10,379
3.999% 10/1/18 (g)	508	502
4% 9/1/13 to 6/1/20	27,020	25,401
4.013% 4/1/33 (g)	187	188
4.033% 6/1/34 (g)	9,627	9,485
4.063% 3/1/35 (g)	17,948	17,760
4.076% 2/1/35 (g)	372	373
4.114% 5/1/33 (g)	8,396	8,412
4.166% 1/1/35 (g)	1,571	1,544
4.187% 11/1/34 (g)	12,876	12,913
4.205% 6/1/34 (g)	10,741	10,600
4.249% 1/1/34 (g)	2,105	2,084
4.25% 2/1/35 (g)	767	755
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.264% 5/1/35 (g)	$ 773	$ 774
4.28% 10/1/33 (g)	332	330
4.282% 3/1/33 (g)	831	835
4.283% 6/1/34 (g)	11,653	11,534
4.294% 8/1/33 (g)	1,342	1,344
4.295% 3/1/35 (g)	656	660
4.3% 3/1/33 (g)	276	272
4.302% 6/1/33 (g)	430	433
4.304% 3/1/33 (g)	370	364
4.321% 4/1/35 (g)	381	382
4.343% 1/1/35 (g)	832	820
4.355% 10/1/19 (g)	1,207	1,192
4.36% 2/1/34 (g)	1,313	1,301
4.386% 10/1/34 (g)	4,044	3,996
4.396% 2/1/35 (g)	1,047	1,031
4.411% 7/1/35 (g)	19,301	19,009
4.419% 5/1/35 (g)	2,123	2,117
4.429% 5/1/35 (g)	616	617
4.432% 3/1/35 (g)	1,101	1,085
4.445% 8/1/34 (g)	2,165	2,148
4.481% 1/1/35 (g)	5,530	5,460
4.484% 11/1/33 (g)	1,650	1,638
4.494% 12/1/34 (g)	458	452
4.5% 2/1/18 to 4/1/20	16,046	15,376
4.503% 2/1/35 (g)	635	639
4.504% 2/1/35 (g)	333	336
4.512% 1/1/35 (g)	876	867
4.519% 2/1/35 (g)	11,901	11,819
4.524% 7/1/35 (g)	2,513	2,504
4.53% 10/1/35 (g)	416	415
4.554% 9/1/34 (g)	19,342	19,158
4.57% 7/1/35 (g)	3,098	3,108
4.575% 2/1/35 (g)	3,589	3,548
4.614% 7/1/34 (g)	26,137	26,045
4.651% 10/1/34 (g)	3,356	3,327
4.653% 3/1/35 (g)	614	619
4.702% 10/1/34 (g)	2,776	2,755
4.719% 7/1/34 (g)	1,970	1,957
4.723% 3/1/35 (g)	253	255
4.733% 12/1/35 (g)	64,285	63,872
4.772% 1/1/35 (g)	4,800	4,761
4.779% 12/1/35 (g)	4,486	4,465
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.781% 12/1/34 (g)	$ 686	$ 681
4.794% 4/1/35 (g)	12,356	12,330
4.8% 7/1/35 (g)	4,715	4,669
4.801% 11/1/34 (g)	2,315	2,299
4.803% 6/1/35 (g)	3,587	3,597
4.803% 11/1/35 (g)	10,309	10,315
4.808% 2/1/33 (g)	1,141	1,152
4.808% 1/1/36 (g)	25,970	25,762
4.832% 10/1/35 (g)	2,001	1,988
4.849% 7/1/35 (g)	10,016	9,930
4.857% 10/1/34 (g)	8,122	8,076
4.86% 7/1/34 (g)	6,286	6,256
4.87% 5/1/33 (g)	36	36
4.894% 5/1/35 (g)	1,781	1,768
4.899% 8/1/34 (g)	5,359	5,333
5% 12/1/15 to 12/1/35 (e)	228,426	218,572
5.005% 2/1/34 (g)	8,241	8,166
5.016% 7/1/34 (g)	355	353
5.052% 5/1/35 (g)	4,154	4,184
5.069% 9/1/34 (g)	5,765	5,750
5.084% 9/1/34 (g)	735	733
5.087% 8/1/34 (g)	626	625
5.108% 10/1/35 (g)	4,553	4,531
5.135% 7/1/34 (g)	2,204	2,200
5.137% 8/1/36 (g)	31,468	31,432
5.162% 1/1/37 (g)	5,998	5,975
5.165% 3/1/36 (g)	14,153	14,126
5.17% 6/1/35 (g)	2,942	2,961
5.176% 8/1/33 (g)	1,042	1,043
5.176% 3/1/35 (g)	388	388
5.242% 5/1/35 (g)	5,794	5,790
5.277% 4/1/36 (g)	5,513	5,562
5.297% 7/1/35 (g)	396	399
5.31% 3/1/36 (g)	38,095	38,087
5.324% 12/1/34 (g)	1,042	1,042
5.356% 12/1/36 (g)	3,536	3,530
5.365% 2/1/36 (g)	8,514	8,518
5.394% 7/1/35 (g)	2,589	2,590
5.407% 2/1/37 (g)	3,127	3,130
5.449% 2/1/37 (g)	14,139	14,163
5.5% 4/1/09 to 12/1/35	404,307	395,248
5.5% 8/20/22 (d)	13,000	12,857
5.518% 1/1/34 (g)	77	77
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.612% 2/1/36 (g)	$ 3,401	$ 3,417
5.67% 4/1/36 (g)	12,513	12,576
5.67% 6/1/36 (g)	8,147	8,191
5.757% 4/1/36 (g)	6,620	6,664
5.804% 3/1/36 (g)	8,634	8,698
5.807% 5/1/36 (g)	3,745	3,775
5.818% 1/1/36 (g)	2,679	2,686
5.831% 5/1/36 (g)	19,628	19,791
5.854% 6/1/35 (g)	2,147	2,164
5.872% 3/1/36 (g)	8,089	8,116
5.897% 12/1/36 (g)	4,655	4,689
5.9% 3/1/36 (g)	7,602	7,671
5.925% 6/1/36 (g)	14,806	14,942
5.94% 5/1/36 (g)	5,459	5,511
6% 5/1/12 to 7/1/33 (e)	104,928	104,948
6% 8/1/22 (d)	23,000	23,160
6% 8/1/37 (d)	65,000	64,465
6% 8/1/37 (d)	107,000	106,119
6% 8/14/37 (d)	48,000	47,605
6.038% 4/1/36 (g)	52,142	52,707
6.106% 4/1/36 (g)	28,823	29,145
6.226% 3/1/37 (g)	1,495	1,508
6.314% 10/1/36 (g)	23,129	23,379
6.352% 8/1/36 (g)	7,422	7,512
6.5% 2/1/12 to 1/1/35	25,718	26,177
6.58% 9/1/36 (g)	10,877	11,031
7% 7/1/13 to 7/1/32	5,688	5,916
7.5% 8/1/10 to 4/1/29	155	160
8% 1/1/22	9	9
8.5% 1/1/15 to 7/1/31	617	651
9% 11/1/11 to 5/1/14	646	649
9.5% 11/15/09 to 10/1/20	893	968
10% 8/1/10	2	2
11% 8/1/10	14	15
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,428	1,593
12.5% 8/1/15 to 3/1/16	3	3
		1,913,585
Freddie Mac - 5.0%
3.377% 7/1/33 (g)	9,295	9,201
4% 5/1/19 to 11/1/20	26,657	24,871
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.283% 2/1/35 (g)	$ 1,796	$ 1,799
4.288% 3/1/35 (g)	842	842
4.301% 12/1/34 (g)	1,107	1,087
4.424% 6/1/35 (g)	1,284	1,278
4.426% 2/1/34 (g)	780	771
4.426% 3/1/35 (g)	1,054	1,035
4.444% 3/1/35 (g)	1,076	1,059
4.5% 2/1/18 to 8/1/33	17,105	16,227
4.539% 2/1/35 (g)	1,585	1,560
4.701% 9/1/36 (g)	3,473	3,449
4.704% 9/1/35 (g)	26,676	26,548
4.737% 2/1/34 (g)	8,503	8,358
4.784% 3/1/33 (g)	361	366
4.789% 2/1/36 (g)	1,410	1,392
4.922% 10/1/36 (g)	19,855	19,768
4.988% 4/1/35 (g)	4,699	4,722
5% 1/1/09 to 9/1/35	13,435	12,779
5.021% 4/1/35 (g)	527	517
5.128% 7/1/35 (g)	5,138	5,103
5.132% 4/1/35 (g)	4,463	4,439
5.278% 2/1/36 (g)	313	311
5.489% 2/1/37 (g)	12,155	12,106
5.498% 1/1/36 (g)	4,438	4,433
5.5% 8/1/14 to 11/1/36	56,405	55,704
5.536% 1/1/36 (g)	6,600	6,597
6% 7/1/16 to 11/1/33	31,292	31,441
6.489% 10/1/36 (g)	10,873	11,010
6.5% 11/1/10 to 10/1/36	48,678	49,550
6.538% 2/1/37 (g)	18,692	18,820
6.618% 12/1/36 (g)	18,478	18,674
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,286	2,384
8% 1/1/10 to 6/1/11	1	1
8.5% 8/1/08 to 9/1/29	232	248
9% 8/1/08 to 10/1/20	110	116
9.5% 6/1/09 to 8/1/21	358	388
9.75% 8/1/14	153	162
10% 7/1/09 to 8/1/21	37	40
11% 7/1/13 to 5/1/14	70	77
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	3	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 2/1/10 to 6/1/19	$ 35	$ 38
13% 8/1/10 to 6/1/15	9	10
		359,292
Government National Mortgage Association - 0.6%
4.25% 7/20/34 (g)	1,091	1,085
6% 7/15/08 to 12/15/10	1,510	1,523
6.5% 2/15/24 to 10/15/35	23,880	24,483
6.5% 8/1/37 (d)	10,000	10,185
6.5% 8/1/37 (d)	2,000	2,037
6.5% 8/1/37 (d)	4,000	4,074
7% 10/15/26 to 8/15/32	113	117
7.5% 1/15/08 to 8/15/29	137	144
8% 11/15/07 to 12/15/23	1,465	1,553
8.5% 10/15/08 to 1/15/25	14	14
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	105	118
13.5% 7/15/11	8	9
		45,344
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,338,955)		2,318,221
Asset-Backed Securities - 0.5%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (g) (Cost $37,634)	37,634	37,887
Collateralized Mortgage Obligations - 7.9%

U.S. Government Agency - 7.9%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,537	1,591
Series 1993-109 Class NZ, 6% 7/25/08	938	937
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,860
Series 1993-240 Class PD, 6.25% 12/25/13	6,432	6,520
Series 1994-23:
Class PG, 6% 4/25/23	5,761	5,763
Class PZ, 6% 2/25/24	10,056	10,038
Series 1994-27 Class PJ, 6.5% 6/25/23	319	318
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	$ 4,114	$ 4,220
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,816
Series 2006-45 Class OP, 6/25/36 (i)	6,641	4,880
Series 2006-62 Class KP, 4/25/36 (i)	13,648	9,648
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,010	3,189
Series 2003-22 6% 4/25/33 (h)	20,731	4,920
Fannie Mae Grantor Trust:
planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,056
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,428	1,391
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (g)	762	780
Series 2002-49 Class FB, 5.92% 11/18/31 (g)	1,203	1,224
Series 2002-60 Class FV, 6.32% 4/25/32 (g)	502	516
Series 2002-75 Class FA, 6.32% 11/25/32 (g)	1,028	1,058
Series 2004-54 Class FE, 6.47% 2/25/33 (g)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,170
Series 2003-113:
Class PD, 4% 2/25/17	23,515	22,334
Class PE, 4% 11/25/18	7,545	6,815
Series 2003-128 Class NE, 4% 12/25/16	13,100	12,442
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,394
Series 2004-80 Class LD, 4% 1/25/19	10,160	9,569
Series 2005-102 Class CO, 11/25/35 (i)	6,783	5,005
Series 2006-12 Class BO, 10/25/35 (i)	31,149	22,967
Series 2006-37 Class OW, 5/25/36 (i)	7,297	5,413
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	24,462	24,478
Series 2001-46 Class ZG, 6% 9/25/31	8,550	8,560
Series 2004-3 Class BA, 4% 7/25/17	723	696
Series 2004-86 Class KC, 4.5% 5/25/19	3,213	3,122
Series 2004-91 Class AH, 4.5% 5/25/29	6,395	6,220
Series 2005-117, Class JN, 4.5% 1/25/36	645	564
Series 2002-50 Class LE, 7% 12/25/29	5	5
Series 2005-14 Class SE, 0.73% 3/25/35 (g)(h)	21,743	677
Series 2007-36:
Class GO, 4/25/37 (i)	1,469	1,102
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-36:
Class PO, 4/25/37 (i)	$ 3,261	$ 2,427
Class SB, 1.28% 4/25/37 (g)(h)	42,342	2,114
Class SG, 1.28% 4/25/37 (g)(h)	19,112	971
Series 2007-66 Class SA, 7.68% 7/25/37 (g)	5,575	5,775
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	100	99
Series 2115 Class PE, 6% 1/15/14	1,037	1,039
Series 2356 Class GD, 6% 9/15/16	636	643
Series 3149 Class OD, 5/15/36 (i)	35,541	25,496
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,704	2,729
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (g)	1,017	1,036
planned amortization class Series 1681 Class PJ, 7% 12/15/23	8,867	9,097
Series 1560 Class PN, 7% 12/15/12	6,638	6,661
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (g)	765	767
Series 2448 Class FT, 6.32% 3/15/32 (g)	1,182	1,212
Series 2530 Class FE, 5.92% 2/15/32 (g)	697	705
Series 2630 Class FL, 5.82% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	377	381
planned amortization class:
Series 1141 Class G, 9% 9/15/21	435	461
Series 1614 Class L, 6.5% 7/15/23	5,333	5,412
Series 1671 Class G, 6.5% 8/15/23	1,191	1,196
Series 2006-15 Class OP, 3/25/36 (i)	8,127	5,738
Series 2543 Class PM, 5.5% 8/15/18	250	250
Series 2625 Class QX, 2.25% 3/15/22	72	72
Series 2640:
Class GE, 4.5% 7/15/18	7,310	6,975
Class QG, 2% 4/15/22	86	85
Series 2660 Class ML, 3.5% 7/15/22	6,346	6,289
Series 2682 Class LD, 4.5% 10/15/33	777	676
Series 2752 Class PW, 4% 4/15/22	2,515	2,484
Series 2802 Class OB, 6% 5/15/34	10,455	10,415
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 993
Series 2866 Class XE, 4% 12/15/18	19,350	18,246
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,524
Series 2966 Class XC, 5.5% 1/15/31	25,111	24,877
Series 3077 Class TO, 4/15/35 (i)	17,855	12,817
Series 3110 Class OP, 9/15/35 (i)	16,826	12,131
Series 3119, 2/15/36 (i)	20,299	14,338
Series 3121 Class KO, 3/15/36 (i)	7,162	5,453
Series 3123 Class LO, 3/15/36 (i)	13,128	9,225
Series 3145 Class GO, 4/15/36 (i)	11,854	8,368
Series 3151 5/15/36 (i)	12,724	8,910
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,741
Series 2570 Class CU, 4.5% 7/15/17	2,060	2,013
Series 2587 Class AD, 4.71% 3/15/33	5,785	4,891
Series 2601 Class TB, 5.5% 4/15/23	869	831
Series 2617 Class GW, 3.5% 6/15/16	4,132	4,057
Series 2675 Class CB, 4% 5/15/16	2,018	1,958
Series 2677 Class HG, 3% 8/15/12	1,169	1,158
Series 2683 Class JA, 4% 10/15/16	2,104	2,036
Series 2685 Class ND, 4% 10/15/18	9,064	8,147
Series 2750 Class ZT, 5% 2/15/34	1,020	879
Series 2773 Class HC, 4.5% 4/15/19	704	644
Series 2809 Class UA, 4% 12/15/14	3,028	2,980
Series 2849 Class AL, 5% 5/15/18	7,819	7,684
Series 2860 Class CP, 4% 10/15/17	2,474	2,403
Series 2866 Class N, 4.5% 12/15/18	7,093	6,991
Series 2937 Class HJ, 5% 10/15/19	9,618	9,472
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,908
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,421
Series 3013 Class VJ, 5% 1/15/14	1,981	1,957
Series 2769 Class BU, 5% 3/15/34	5,744	5,191
Series 2863 Class DB, 4% 9/15/14	1,319	1,251
Series 2957 Class SW, 0.68% 4/15/35 (g)(h)	29,878	823
Series 3002 Class SN, 1.18% 7/15/35 (g)(h)	29,958	1,283
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,895	10,184
Series 2877 Class JC, 5% 10/15/34	1,413	1,382
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 4,821	$ 5,135
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,183
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $575,569)		569,028
Cash Equivalents - 27.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07:
(Collateralized by U.S. Government Obligations) #	$ 13,512	13,510
(Collateralized by U.S. Government Obligations) # (a)	1,985,314	1,985,022
TOTAL CASH EQUIVALENTS (Cost $1,998,532)		1,998,532
TOTAL INVESTMENT PORTFOLIO - 130.2% (Cost $9,445,072)		9,427,061
NET OTHER ASSETS - (30.2)%		(2,185,321)
NET ASSETS - 100%		$ 7,241,740
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	$ 100,000	$ (443)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.96% with Morgan Stanley, Inc.	July 2037	27,500	(1,027)
Receive semi-annually a fixed rate equal to 5.035% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2010	225,000	(723)
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2010	140,000	1,409
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	1,148
		$ 567,500	$ 364
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,332,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,382,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,510,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 328
Banc of America Securities LLC	2,916
Bank of America, NA	823
Barclays Capital, Inc.	1,509
Bear Stearns & Co., Inc.	1,441
Countrywide Securities Corp.	1,056
ING Financial Markets LLC	1,310
Societe Generale, New York Branch	1,310
UBS Securities LLC	2,293
WestLB AG	524
$ 13,510
$1,985,022,000 due 8/01/07 at 5.30%
Bank of America, NA	$ 602,780
Barclays Capital, Inc.	1,382,242
$ 1,985,022
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $93,664,000 of which $831,000, $561,000, $1,882,000, $28,692,000, and $61,698,000 will expire on July 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Of the loss carryforwards expiring July 31, 2011, 2012, 2013, and 2014, $831,000, $561,000, $1,882,000, and $17,977,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2007

Assets
Investment in securities, at value (including securities loaned of $1,920,947 and repurchase agreements of $1,998,532) - See accompanying schedule: Unaffiliated issuers (cost $9,445,072)		$ 9,427,061
Commitment to sell securities on a delayed delivery basis	$ (238,522)
Receivable for securities sold on a delayed delivery basis	237,005	(1,517)
Receivable for investments sold, regular delivery		5,988
Cash		8,931
Receivable for fund shares sold		4,128
Interest receivable		71,447
Swap agreements, at value		364
Total assets		9,516,402

Liabilities
Payable for investments purchased Regular delivery	$ 6,703
Delayed delivery	269,464
Payable for fund shares redeemed	4,894
Distributions payable	664
Accrued management fee	1,888
Distribution fees payable	131
Other affiliated payables	888
Other payables and accrued expenses	5,008
Collateral on securities loaned, at value	1,985,022
Total liabilities		2,274,662

Net Assets		$ 7,241,740
Net Assets consist of:
Paid in capital		$ 7,382,737
Undistributed net investment income		1,411
Accumulated undistributed net realized gain (loss) on investments		(123,244)
Net unrealized appreciation (depreciation) on investments		(19,164)
Net Assets		$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($145,299 ÷ 14,516 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($180,781 ÷ 18,060 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class B: Net Asset Value and offering price per share ($43,307 ÷ 4,326 shares)A	$ 10.01

Class C: Net Asset Value and offering price per share ($39,391 ÷ 3,935 shares)A	$ 10.01

Government Income: Net Asset Value, offering price and redemption price per share ($6,117,821 ÷ 611,879 shares)	$ 10.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($715,141 ÷ 71,448 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2007

Investment Income
Interest		$ 328,118

Expenses
Management fee	$ 21,463
Transfer agent fees	7,506
Distribution fees	1,223
Fund wide operations fee	2,122
Independent trustees' compensation	22
Miscellaneous	13
Total expenses before reductions	32,349
Expense reductions	(545)	31,804
Net investment income		296,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,739)
Futures contracts	1,498
Swap agreements	492
Total net realized gain (loss)		(39,749)
Change in net unrealized appreciation (depreciation) on: Investment securities	69,326
Swap agreements	(3,916)
Delayed delivery commitments	(1,455)
Total change in net unrealized appreciation (depreciation)		63,955
Net gain (loss)		24,206
Net increase (decrease) in net assets resulting from operations		$ 320,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 296,314	$ 235,825
Net realized gain (loss)	(39,749)	(63,122)
Change in net unrealized appreciation (depreciation)	63,955	(93,536)
Net increase (decrease) in net assets resulting from operations	320,520	79,167
Distributions to shareholders from net investment income	(303,351)	(223,332)
Distributions to shareholders from net realized gain	(2,616)	-
Total distributions	(305,967)	(223,332)
Share transactions - net increase (decrease)	1,895,812	348,165
Total increase (decrease) in net assets	1,910,365	204,000

Net Assets
Beginning of period	5,331,375	5,127,375
End of period (including undistributed net investment income of $1,411 and undistributed net investment income of $11,750, respectively)	$ 7,241,740	$ 5,331,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.311
Net realized and unrealized gain (loss)	.033
Total from investment operations	.344
Distributions from net investment income	(.314)
Net asset value, end of period	$ 10.01
Total Return A, B, C	3.49%
Ratios to Average Net Assets F
Expenses before reductions	.78% H
Expenses net of fee waivers, if any	.78% H
Expenses net of all reductions	.77% H
Net investment income	4.08% H
Supplemental Data
Net assets, end of period (in millions)	$ 145
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.306
Net realized and unrealized gain (loss)	.036
Total from investment operations	.342
Distributions from net investment income	(.312)
Net asset value, end of period	$ 10.01
Total Return A, B, C	3.46%
Ratios to Average Net Assets F
Expenses before reductions	.79% H
Expenses net of fee waivers, if any	.79% H
Expenses net of all reductions	.79% H
Net investment income	4.02% H
Supplemental Data
Net assets, end of period (in millions)	$ 181
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.251
Net realized and unrealized gain (loss)	.037
Total from investment operations	.288
Distributions from net investment income	(.258)
Net asset value, end of period	$ 10.01
Total Return A, B, C	2.91%
Ratios to Average Net Assets F
Expenses before reductions	1.50% H
Expenses net of fee waivers, if any	1.50% H
Expenses net of all reductions	1.50% H
Net investment income	3.30% H
Supplemental Data
Net assets, end of period (in millions)	$ 43
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.249
Net realized and unrealized gain (loss)	.033
Total from investment operations	.282
Distributions from net investment income	(.252)
Net asset value, end of period	$ 10.01
Total Return A, B, C	2.85%
Ratios to Average Net Assets F
Expenses before reductions	1.55% H
Expenses net of fee waivers, if any	1.55% H
Expenses net of all reductions	1.55% H
Net investment income	3.26% H
Supplemental Data
Net assets, end of period (in millions)	$ 39
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Income from Investment Operations
Net investment income B	.443	.429	.329	.307	.374
Net realized and unrealized gain (loss)	.068	(.274)	.097	.124	(.014)
Total from investment operations	.511	.155	.426	.431	.360
Distributions from net investment income	(.456)	(.405)	(.321)	(.301)	(.370)
Distributions from net realized gain	(.005)	-	(.035)	(.160)	(.130)
Total distributions	(.461)	(.405)	(.356)	(.461)	(.500)
Net asset value, end of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Total Return A	5.22%	1.56%	4.24%	4.30%	3.45%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.58%	.63%	.65%
Expenses net of fee waivers, if any	.45%	.45%	.58%	.63%	.65%
Expenses net of all reductions	.44%	.44%	.58%	.63%	.65%
Net investment income	4.42%	4.27%	3.21%	3.01%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,118	$ 5,331	$ 5,127	$ 4,168	$ 3,622
Portfolio turnover rate	164% D	108%	114%	224%	253%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended July 31,	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income C	.329
Net realized and unrealized gain (loss)	.034
Total from investment operations	.363
Distributions from net investment income	(.333)
Net asset value, end of period	$ 10.01
Total Return A, B	3.67%
Ratios to Average Net Assets E
Expenses before reductions	.53% G
Expenses net of fee waivers, if any	.53% G
Expenses net of all reductions	.53% G
Net investment income	4.32% G
Supplemental Data
Net assets, end of period (in millions)	$ 715
Portfolio turnover rate	164%F

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sales of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Government Income on October 24, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,525
Unrealized depreciation	(59,427)
Net unrealized appreciation (depreciation)	(17,902)
Undistributed ordinary income	257
Capital loss carryforward	(93,664)

Cost for federal income tax purposes	$ 9,444,963

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Ordinary Income	$ 305,967	$ 223,332

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, effective October 27, 2006 under a new expense contract, FMR pays all class-level expenses for Government Income class, so that the total expense, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 199	$ 34
Class T	0%	.25%	355	-
Class B	.65%	.25%	350	253
Class C	.75%	.25%	319	-
			$ 1,223	$ 287

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	5
Class B*	90
Class C*	2
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Government Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Government Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 232	.23*
Class T	275	.19*
Class B	97	.25*
Class C	64	.20*
Government Income	5,931.10
Institutional Class	907	.18*
	$ 7,506

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,400.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $11. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Class T	1
Government Income	509
Institutional Class	15
$ 534

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 14% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 44% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2007 A	Year ended July 31, 2006
From net investment income
Class A	$ 4,138	$ -
Class T	5,771	-
Class B	1,298	-
Class C	1,042	-
Government Income	269,231	223,332
Institutional Class	21,871	-
Total	$ 303,351	$ 233,332
From net realized gain
Government Income	$ 2,616	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007 A	2006	2007 A	2006
Class A
Shares sold	5,668	-	$ 56,865	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	11,639	-	116,974	-
Reinvestment of distributions	374	-	3,759	-
Shares redeemed	(3,165)	-	(31,770)	-
Net increase (decrease)	14,516	-	$ 145,828	$ -
Class T
Shares sold	3,593	-	$ 36,101	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	19,997	-	200,973	-
Reinvestment of distributions	549	-	5,508	-
Shares redeemed	(6,079)	-	(60,985)	-
Net increase (decrease)	18,060	-	$ 181,597	$ -
Class B
Shares sold	524	-	$ 5,289	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	5,890	-	59,191	-
Reinvestment of distributions	104	-	1,045	-
Shares redeemed	(2,192)	-	(22,000)	-
Net increase (decrease)	4,326	-	$ 43,525	$ -
Class C
Shares sold	517	-	$ 5,201	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	4,449	-	44,717	-
Reinvestment of distributions	64	-	643	-
Shares redeemed	(1,095)	-	(10,981)	-
Net increase (decrease)	3,935	-	$ 39,580	$ -
Government Income
Shares sold	105,528	127,904	$ 1,058,863	$ 1,289,378
Issued in exchange for shares of Spartan Government Income Fund	71,077	-	713,611	-
Reinvestment of distributions	26,531	21,894	266,315	219,740
Shares redeemed	(127,164)	(116,476)	(1,271,926)	(1,160,953)
Net increase (decrease)	75,972	33,322	$ 766,863	$ 348,165

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

10. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007 A	2006	2007 A	2006
Institutional Class
Shares sold	16,978	-	$ 170,642	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	57,200	-	574,860	-
Reinvestment of distributions	2,169	-	21,772	-
Shares redeemed	(4,899)	-	(48,855)	-
Net increase (decrease)	71,448	-	$ 718,419	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 317 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William Irving (43)

Year of Election or Appointment: 2007

Vice President of the fund. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Distributions

A total of 15.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $231,780,564 of distributions paid during the period January 1, 2007 to July 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Government Income (retail class), as well as the fund's relative investment performance for Fidelity Government Income (retail class) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Fidelity Government Income (retail class), the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The Advisor classes of the fund had less than one year of performance as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Government Income (retail class). The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVT-UANN-0907
1.834241.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Government Income

Fund - Institutional Class

Annual Report

July 31, 2007

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Government Income Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.25%	3.75%	5.33%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Government Income, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Institutional Class on July 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers U.S. Government Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from William Irving, Portfolio Manager of Fidelity Advisor Government Income Fund

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. In fact, the central bank left rates unchanged through the entire 12-month period. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

During the past year, the fund lagged the 5.75% return of the Lehman Brothers 75% U.S. Government/25% U.S. Mortgage-Backed Securities Index. (For specific performance information on the fund's Institutional Class shares, please refer to the performance section of this report.) The fund's return relative to the index was helped by its yield-curve positioning, which refers to how we allocated investments across a range of bond maturities. In particular, our overweighting in better-performing intermediate bonds in the two- to five-year range and our underweighting in lagging 10- to 20-year bonds worked in our favor. In the mortgage sector, our overweighted position in hybrid adjustable-rate mortgages (ARMs) helped because they generally outpaced the fixed-rate mortgages that dominate the benchmark, due to strong demand from institutional investors, who recently bought the bonds prior to their inclusion in the Lehman Brothers U.S. Aggregate Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index. On the flip side, sector selection generally worked against us. An out-of-index position in Treasury Inflation-Protected Securities hurt because they lagged the index. Elsewhere, the fund also suffered from its underweighting in plain-vanilla Treasury securities, which outpaced mortgage-backed securities, in which we were overweighted. Our slightly larger-than-index weighting in agency securities had little effect on the fund's relative performance, as they generally kept pace with the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,021.70	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class T
Actual	$ 1,000.00	$ 1,021.70	$ 4.01
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class B
Actual	$ 1,000.00	$ 1,018.10	$ 7.56
HypotheticalA	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,017.80	$ 7.80
HypotheticalA	$ 1,000.00	$ 1,017.06	$ 7.80
Government Income
Actual	$ 1,000.00	$ 1,023.50	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,023.10	$ 2.66
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.80%
Class B	1.51%
Class C	1.56%
Government Income	.45%
Institutional Class	.53%

Annual Report

Investment Changes

Coupon Distribution as of July 31, 2007
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	1.7	2.5
2 - 2.99%	0.0	1.2
3 - 3.99%	2.8	3.0
4 - 4.99%	34.2	31.0
5 - 5.99%	21.7	24.3
6 - 6.99%	15.6	15.8
7% and over	2.8	3.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2007
6 months ago
Years	4.9	4.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	4.7	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Mortgage Securities 32.0%		Mortgage Securities 29.2%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 11.4%
	U.S. Treasury Obligations 34.7%		U.S. Treasury Obligations 29.8%
	U.S. Government Agency Obligations 27.5%		U.S. Government Agency Obligations 32.1%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.7%
	Short-Term Investments and Net Other Assets(dagger) (2.6)%		Short-Term Investments and Net Other Assets(dagger) (3.2)%
* Futures and Swaps	4.4%	** Futures and Swaps	0.3%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2007

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 27.5%
Fannie Mae:
3.25% 8/15/08	$ 4,812	$ 4,725
3.25% 2/15/09 (b)	143,050	139,526
4.25% 5/15/09	11,235	11,108
4.5% 10/15/08	81,560	81,101
4.75% 12/15/10	233,801	231,870
4.875% 4/15/09	43,350	43,305
5.125% 9/2/08	78,770	78,833
5.125% 4/15/11	187,000	187,460
5.375% 6/12/17	124,591	124,477
6.375% 6/15/09	55,710	57,121
6.625% 9/15/09	36,820	38,047
7.25% 1/15/10	25,086	26,393
Federal Home Loan Bank:
4.5% 10/14/08	56,475	56,140
5.375% 8/19/11	35,350	35,724
5.8% 9/2/08	26,570	26,779
Freddie Mac:
3.875% 6/15/08	2,791	2,761
4.75% 3/5/09	113,806	113,487
4.75% 3/5/12	10,000	9,851
5% 1/30/14	25,000	24,700
5.125% 4/18/11	31,220	31,266
5.25% 7/18/11	29,000	29,129
5.5% 8/23/17	100,000	100,832
5.625% 3/15/11	48,555	49,446
5.75% 1/15/12	1,686	1,727
6.625% 9/15/09	155,000	160,166
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	111,982
6.6% 2/15/08	20,957	20,995
6.8% 2/15/12	30,000	31,268
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	6,650	6,716
6.99% 5/21/16	21,433	22,966
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (c)	18,000	18,332
5.685% 5/15/12	24,035	24,581
6.67% 9/15/09	3,500	3,624
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
4.974% 8/15/13	$ 22,940	$ 22,775
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	6,759	6,559
Series 2002-20K Class 1, 5.08% 11/1/22	14,321	14,131
Series 2003 P10B, 5.136% 8/10/13	11,281	11,165
Series 2004-20H Class 1, 5.17% 8/1/24	4,033	3,981
Tennessee Valley Authority 5.375% 4/1/56	8,429	8,064
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	18,380	18,434
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,991,547
U.S. Treasury Obligations - 34.7%
U.S. Treasury Bonds:
6.125% 8/15/29 (b)	293,102	337,365
6.25% 8/15/23	1,500	1,701
8% 11/15/21	146,794	191,406
U.S. Treasury Notes:
4.25% 8/15/13 (b)	20,010	19,605
4.25% 11/15/13	37,610	36,778
4.25% 8/15/14 (b)(f)	161,550	157,070
4.25% 11/15/14 (b)	77,185	74,954
4.25% 8/15/15 (b)	84,500	81,608
4.375% 12/15/10	5,230	5,201
4.5% 4/30/09 (b)	100,000	99,813
4.5% 4/30/12	86,000	85,604
4.5% 11/15/15 (b)	111,800	109,739
4.5% 5/15/17 (b)	72,000	70,464
4.625% 11/15/09	81,000	81,095
4.625% 10/31/11	11,000	11,015
4.625% 2/29/12	4,500	4,505
4.625% 11/15/16 (b)	224,000	221,270
4.75% 1/31/12 (b)	188,250	189,485
4.75% 5/31/12	35,000	35,213
4.75% 5/15/14 (b)	167,723	168,221
4.875% 10/31/08 (b)	180,000	180,281
4.875% 5/15/09 (b)	113,432	113,964
4.875% 6/30/09	128,000	128,690
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 5/31/11	$ 20,740	$ 20,951
4.875% 6/30/12 (b)	61,471	62,182
5.125% 6/30/11	23,214	23,666
TOTAL U.S. TREASURY OBLIGATIONS		2,511,846
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,494,382)		4,503,393
U.S. Government Agency - Mortgage Securities - 32.0%

Fannie Mae - 26.4%
3.729% 10/1/33 (g)	704	695
3.75% 1/1/34 (g)	657	648
3.75% 4/1/34 (g)	11,938	11,739
3.757% 10/1/33 (g)	720	717
3.802% 6/1/33 (g)	549	551
3.825% 4/1/33 (g)	1,988	1,996
3.847% 10/1/33 (g)	30,880	30,833
3.877% 6/1/33 (g)	2,681	2,690
3.902% 5/1/34 (g)	6,663	6,565
3.91% 5/1/33 (g)	4,715	4,742
3.913% 9/1/33 (g)	11,186	11,086
3.944% 5/1/34 (g)	5,281	5,200
3.947% 5/1/33 (g)	230	229
3.967% 9/1/33 (g)	9,140	9,031
3.998% 4/1/34 (g)	10,531	10,379
3.999% 10/1/18 (g)	508	502
4% 9/1/13 to 6/1/20	27,020	25,401
4.013% 4/1/33 (g)	187	188
4.033% 6/1/34 (g)	9,627	9,485
4.063% 3/1/35 (g)	17,948	17,760
4.076% 2/1/35 (g)	372	373
4.114% 5/1/33 (g)	8,396	8,412
4.166% 1/1/35 (g)	1,571	1,544
4.187% 11/1/34 (g)	12,876	12,913
4.205% 6/1/34 (g)	10,741	10,600
4.249% 1/1/34 (g)	2,105	2,084
4.25% 2/1/35 (g)	767	755
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.264% 5/1/35 (g)	$ 773	$ 774
4.28% 10/1/33 (g)	332	330
4.282% 3/1/33 (g)	831	835
4.283% 6/1/34 (g)	11,653	11,534
4.294% 8/1/33 (g)	1,342	1,344
4.295% 3/1/35 (g)	656	660
4.3% 3/1/33 (g)	276	272
4.302% 6/1/33 (g)	430	433
4.304% 3/1/33 (g)	370	364
4.321% 4/1/35 (g)	381	382
4.343% 1/1/35 (g)	832	820
4.355% 10/1/19 (g)	1,207	1,192
4.36% 2/1/34 (g)	1,313	1,301
4.386% 10/1/34 (g)	4,044	3,996
4.396% 2/1/35 (g)	1,047	1,031
4.411% 7/1/35 (g)	19,301	19,009
4.419% 5/1/35 (g)	2,123	2,117
4.429% 5/1/35 (g)	616	617
4.432% 3/1/35 (g)	1,101	1,085
4.445% 8/1/34 (g)	2,165	2,148
4.481% 1/1/35 (g)	5,530	5,460
4.484% 11/1/33 (g)	1,650	1,638
4.494% 12/1/34 (g)	458	452
4.5% 2/1/18 to 4/1/20	16,046	15,376
4.503% 2/1/35 (g)	635	639
4.504% 2/1/35 (g)	333	336
4.512% 1/1/35 (g)	876	867
4.519% 2/1/35 (g)	11,901	11,819
4.524% 7/1/35 (g)	2,513	2,504
4.53% 10/1/35 (g)	416	415
4.554% 9/1/34 (g)	19,342	19,158
4.57% 7/1/35 (g)	3,098	3,108
4.575% 2/1/35 (g)	3,589	3,548
4.614% 7/1/34 (g)	26,137	26,045
4.651% 10/1/34 (g)	3,356	3,327
4.653% 3/1/35 (g)	614	619
4.702% 10/1/34 (g)	2,776	2,755
4.719% 7/1/34 (g)	1,970	1,957
4.723% 3/1/35 (g)	253	255
4.733% 12/1/35 (g)	64,285	63,872
4.772% 1/1/35 (g)	4,800	4,761
4.779% 12/1/35 (g)	4,486	4,465
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.781% 12/1/34 (g)	$ 686	$ 681
4.794% 4/1/35 (g)	12,356	12,330
4.8% 7/1/35 (g)	4,715	4,669
4.801% 11/1/34 (g)	2,315	2,299
4.803% 6/1/35 (g)	3,587	3,597
4.803% 11/1/35 (g)	10,309	10,315
4.808% 2/1/33 (g)	1,141	1,152
4.808% 1/1/36 (g)	25,970	25,762
4.832% 10/1/35 (g)	2,001	1,988
4.849% 7/1/35 (g)	10,016	9,930
4.857% 10/1/34 (g)	8,122	8,076
4.86% 7/1/34 (g)	6,286	6,256
4.87% 5/1/33 (g)	36	36
4.894% 5/1/35 (g)	1,781	1,768
4.899% 8/1/34 (g)	5,359	5,333
5% 12/1/15 to 12/1/35 (e)	228,426	218,572
5.005% 2/1/34 (g)	8,241	8,166
5.016% 7/1/34 (g)	355	353
5.052% 5/1/35 (g)	4,154	4,184
5.069% 9/1/34 (g)	5,765	5,750
5.084% 9/1/34 (g)	735	733
5.087% 8/1/34 (g)	626	625
5.108% 10/1/35 (g)	4,553	4,531
5.135% 7/1/34 (g)	2,204	2,200
5.137% 8/1/36 (g)	31,468	31,432
5.162% 1/1/37 (g)	5,998	5,975
5.165% 3/1/36 (g)	14,153	14,126
5.17% 6/1/35 (g)	2,942	2,961
5.176% 8/1/33 (g)	1,042	1,043
5.176% 3/1/35 (g)	388	388
5.242% 5/1/35 (g)	5,794	5,790
5.277% 4/1/36 (g)	5,513	5,562
5.297% 7/1/35 (g)	396	399
5.31% 3/1/36 (g)	38,095	38,087
5.324% 12/1/34 (g)	1,042	1,042
5.356% 12/1/36 (g)	3,536	3,530
5.365% 2/1/36 (g)	8,514	8,518
5.394% 7/1/35 (g)	2,589	2,590
5.407% 2/1/37 (g)	3,127	3,130
5.449% 2/1/37 (g)	14,139	14,163
5.5% 4/1/09 to 12/1/35	404,307	395,248
5.5% 8/20/22 (d)	13,000	12,857
5.518% 1/1/34 (g)	77	77
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.612% 2/1/36 (g)	$ 3,401	$ 3,417
5.67% 4/1/36 (g)	12,513	12,576
5.67% 6/1/36 (g)	8,147	8,191
5.757% 4/1/36 (g)	6,620	6,664
5.804% 3/1/36 (g)	8,634	8,698
5.807% 5/1/36 (g)	3,745	3,775
5.818% 1/1/36 (g)	2,679	2,686
5.831% 5/1/36 (g)	19,628	19,791
5.854% 6/1/35 (g)	2,147	2,164
5.872% 3/1/36 (g)	8,089	8,116
5.897% 12/1/36 (g)	4,655	4,689
5.9% 3/1/36 (g)	7,602	7,671
5.925% 6/1/36 (g)	14,806	14,942
5.94% 5/1/36 (g)	5,459	5,511
6% 5/1/12 to 7/1/33 (e)	104,928	104,948
6% 8/1/22 (d)	23,000	23,160
6% 8/1/37 (d)	65,000	64,465
6% 8/1/37 (d)	107,000	106,119
6% 8/14/37 (d)	48,000	47,605
6.038% 4/1/36 (g)	52,142	52,707
6.106% 4/1/36 (g)	28,823	29,145
6.226% 3/1/37 (g)	1,495	1,508
6.314% 10/1/36 (g)	23,129	23,379
6.352% 8/1/36 (g)	7,422	7,512
6.5% 2/1/12 to 1/1/35	25,718	26,177
6.58% 9/1/36 (g)	10,877	11,031
7% 7/1/13 to 7/1/32	5,688	5,916
7.5% 8/1/10 to 4/1/29	155	160
8% 1/1/22	9	9
8.5% 1/1/15 to 7/1/31	617	651
9% 11/1/11 to 5/1/14	646	649
9.5% 11/15/09 to 10/1/20	893	968
10% 8/1/10	2	2
11% 8/1/10	14	15
11.25% 5/1/14	9	10
11.5% 6/15/19 to 1/15/21	1,428	1,593
12.5% 8/1/15 to 3/1/16	3	3
		1,913,585
Freddie Mac - 5.0%
3.377% 7/1/33 (g)	9,295	9,201
4% 5/1/19 to 11/1/20	26,657	24,871
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.283% 2/1/35 (g)	$ 1,796	$ 1,799
4.288% 3/1/35 (g)	842	842
4.301% 12/1/34 (g)	1,107	1,087
4.424% 6/1/35 (g)	1,284	1,278
4.426% 2/1/34 (g)	780	771
4.426% 3/1/35 (g)	1,054	1,035
4.444% 3/1/35 (g)	1,076	1,059
4.5% 2/1/18 to 8/1/33	17,105	16,227
4.539% 2/1/35 (g)	1,585	1,560
4.701% 9/1/36 (g)	3,473	3,449
4.704% 9/1/35 (g)	26,676	26,548
4.737% 2/1/34 (g)	8,503	8,358
4.784% 3/1/33 (g)	361	366
4.789% 2/1/36 (g)	1,410	1,392
4.922% 10/1/36 (g)	19,855	19,768
4.988% 4/1/35 (g)	4,699	4,722
5% 1/1/09 to 9/1/35	13,435	12,779
5.021% 4/1/35 (g)	527	517
5.128% 7/1/35 (g)	5,138	5,103
5.132% 4/1/35 (g)	4,463	4,439
5.278% 2/1/36 (g)	313	311
5.489% 2/1/37 (g)	12,155	12,106
5.498% 1/1/36 (g)	4,438	4,433
5.5% 8/1/14 to 11/1/36	56,405	55,704
5.536% 1/1/36 (g)	6,600	6,597
6% 7/1/16 to 11/1/33	31,292	31,441
6.489% 10/1/36 (g)	10,873	11,010
6.5% 11/1/10 to 10/1/36	48,678	49,550
6.538% 2/1/37 (g)	18,692	18,820
6.618% 12/1/36 (g)	18,478	18,674
7% 4/1/11	4	4
7.5% 5/1/11 to 7/1/16	2,286	2,384
8% 1/1/10 to 6/1/11	1	1
8.5% 8/1/08 to 9/1/29	232	248
9% 8/1/08 to 10/1/20	110	116
9.5% 6/1/09 to 8/1/21	358	388
9.75% 8/1/14	153	162
10% 7/1/09 to 8/1/21	37	40
11% 7/1/13 to 5/1/14	70	77
12% 8/1/13 to 3/1/15	3	3
12.25% 4/1/11 to 9/1/13	3	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
12.5% 2/1/10 to 6/1/19	$ 35	$ 38
13% 8/1/10 to 6/1/15	9	10
		359,292
Government National Mortgage Association - 0.6%
4.25% 7/20/34 (g)	1,091	1,085
6% 7/15/08 to 12/15/10	1,510	1,523
6.5% 2/15/24 to 10/15/35	23,880	24,483
6.5% 8/1/37 (d)	10,000	10,185
6.5% 8/1/37 (d)	2,000	2,037
6.5% 8/1/37 (d)	4,000	4,074
7% 10/15/26 to 8/15/32	113	117
7.5% 1/15/08 to 8/15/29	137	144
8% 11/15/07 to 12/15/23	1,465	1,553
8.5% 10/15/08 to 1/15/25	14	14
9% 12/15/09	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	105	118
13.5% 7/15/11	8	9
		45,344
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,338,955)		2,318,221
Asset-Backed Securities - 0.5%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 5.47% 9/25/35 (g) (Cost $37,634)	37,634	37,887
Collateralized Mortgage Obligations - 7.9%

U.S. Government Agency - 7.9%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,537	1,591
Series 1993-109 Class NZ, 6% 7/25/08	938	937
Series 1993-207 Class H, 6.5% 11/25/23	18,360	18,860
Series 1993-240 Class PD, 6.25% 12/25/13	6,432	6,520
Series 1994-23:
Class PG, 6% 4/25/23	5,761	5,763
Class PZ, 6% 2/25/24	10,056	10,038
Series 1994-27 Class PJ, 6.5% 6/25/23	319	318
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	$ 4,114	$ 4,220
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	4,816
Series 2006-45 Class OP, 6/25/36 (i)	6,641	4,880
Series 2006-62 Class KP, 4/25/36 (i)	13,648	9,648
sequential payer Series 1997-41 Class J, 7.5% 6/18/27	3,010	3,189
Series 2003-22 6% 4/25/33 (h)	20,731	4,920
Fannie Mae Grantor Trust:
planned amortization class Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,056
sequential payer Series 2005-93 Class HD, 4.5% 11/25/19	1,428	1,391
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (g)	762	780
Series 2002-49 Class FB, 5.92% 11/18/31 (g)	1,203	1,224
Series 2002-60 Class FV, 6.32% 4/25/32 (g)	502	516
Series 2002-75 Class FA, 6.32% 11/25/32 (g)	1,028	1,058
Series 2004-54 Class FE, 6.47% 2/25/33 (g)	522	524
planned amortization class:
Series 2002-18 Class PC, 5.5% 4/25/17	1,170	1,170
Series 2003-113:
Class PD, 4% 2/25/17	23,515	22,334
Class PE, 4% 11/25/18	7,545	6,815
Series 2003-128 Class NE, 4% 12/25/16	13,100	12,442
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,394
Series 2004-80 Class LD, 4% 1/25/19	10,160	9,569
Series 2005-102 Class CO, 11/25/35 (i)	6,783	5,005
Series 2006-12 Class BO, 10/25/35 (i)	31,149	22,967
Series 2006-37 Class OW, 5/25/36 (i)	7,297	5,413
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	24,462	24,478
Series 2001-46 Class ZG, 6% 9/25/31	8,550	8,560
Series 2004-3 Class BA, 4% 7/25/17	723	696
Series 2004-86 Class KC, 4.5% 5/25/19	3,213	3,122
Series 2004-91 Class AH, 4.5% 5/25/29	6,395	6,220
Series 2005-117, Class JN, 4.5% 1/25/36	645	564
Series 2002-50 Class LE, 7% 12/25/29	5	5
Series 2005-14 Class SE, 0.73% 3/25/35 (g)(h)	21,743	677
Series 2007-36:
Class GO, 4/25/37 (i)	1,469	1,102
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2007-36:
Class PO, 4/25/37 (i)	$ 3,261	$ 2,427
Class SB, 1.28% 4/25/37 (g)(h)	42,342	2,114
Class SG, 1.28% 4/25/37 (g)(h)	19,112	971
Series 2007-66 Class SA, 7.68% 7/25/37 (g)	5,575	5,775
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	100	99
Series 2115 Class PE, 6% 1/15/14	1,037	1,039
Series 2356 Class GD, 6% 9/15/16	636	643
Series 3149 Class OD, 5/15/36 (i)	35,541	25,496
sequential payer Series 2114 Class ZM, 6% 1/15/29	2,704	2,729
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 6.275% 2/15/24 (g)	1,017	1,036
planned amortization class Series 1681 Class PJ, 7% 12/15/23	8,867	9,097
Series 1560 Class PN, 7% 12/15/12	6,638	6,661
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (g)	765	767
Series 2448 Class FT, 6.32% 3/15/32 (g)	1,182	1,212
Series 2530 Class FE, 5.92% 2/15/32 (g)	697	705
Series 2630 Class FL, 5.82% 6/15/18 (g)	550	556
Series 3008 Class SM, 0% 7/15/35 (g)	377	381
planned amortization class:
Series 1141 Class G, 9% 9/15/21	435	461
Series 1614 Class L, 6.5% 7/15/23	5,333	5,412
Series 1671 Class G, 6.5% 8/15/23	1,191	1,196
Series 2006-15 Class OP, 3/25/36 (i)	8,127	5,738
Series 2543 Class PM, 5.5% 8/15/18	250	250
Series 2625 Class QX, 2.25% 3/15/22	72	72
Series 2640:
Class GE, 4.5% 7/15/18	7,310	6,975
Class QG, 2% 4/15/22	86	85
Series 2660 Class ML, 3.5% 7/15/22	6,346	6,289
Series 2682 Class LD, 4.5% 10/15/33	777	676
Series 2752 Class PW, 4% 4/15/22	2,515	2,484
Series 2802 Class OB, 6% 5/15/34	10,455	10,415
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 995	$ 993
Series 2866 Class XE, 4% 12/15/18	19,350	18,246
Series 2937 Class KC, 4.5% 2/15/20	19,686	18,524
Series 2966 Class XC, 5.5% 1/15/31	25,111	24,877
Series 3077 Class TO, 4/15/35 (i)	17,855	12,817
Series 3110 Class OP, 9/15/35 (i)	16,826	12,131
Series 3119, 2/15/36 (i)	20,299	14,338
Series 3121 Class KO, 3/15/36 (i)	7,162	5,453
Series 3123 Class LO, 3/15/36 (i)	13,128	9,225
Series 3145 Class GO, 4/15/36 (i)	11,854	8,368
Series 3151 5/15/36 (i)	12,724	8,910
sequential payer:
Series 2546 Class MJ, 5.5% 3/15/23	2,861	2,741
Series 2570 Class CU, 4.5% 7/15/17	2,060	2,013
Series 2587 Class AD, 4.71% 3/15/33	5,785	4,891
Series 2601 Class TB, 5.5% 4/15/23	869	831
Series 2617 Class GW, 3.5% 6/15/16	4,132	4,057
Series 2675 Class CB, 4% 5/15/16	2,018	1,958
Series 2677 Class HG, 3% 8/15/12	1,169	1,158
Series 2683 Class JA, 4% 10/15/16	2,104	2,036
Series 2685 Class ND, 4% 10/15/18	9,064	8,147
Series 2750 Class ZT, 5% 2/15/34	1,020	879
Series 2773 Class HC, 4.5% 4/15/19	704	644
Series 2809 Class UA, 4% 12/15/14	3,028	2,980
Series 2849 Class AL, 5% 5/15/18	7,819	7,684
Series 2860 Class CP, 4% 10/15/17	2,474	2,403
Series 2866 Class N, 4.5% 12/15/18	7,093	6,991
Series 2937 Class HJ, 5% 10/15/19	9,618	9,472
Series 2998 Class LY, 5.5% 7/15/25	2,011	1,908
Series 3007 Class EW, 5.5% 7/15/25	8,875	8,421
Series 3013 Class VJ, 5% 1/15/14	1,981	1,957
Series 2769 Class BU, 5% 3/15/34	5,744	5,191
Series 2863 Class DB, 4% 9/15/14	1,319	1,251
Series 2957 Class SW, 0.68% 4/15/35 (g)(h)	29,878	823
Series 3002 Class SN, 1.18% 7/15/35 (g)(h)	29,958	1,283
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	9,895	10,184
Series 2877 Class JC, 5% 10/15/34	1,413	1,382
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 4,821	$ 5,135
Series 2005-58 Class NJ, 4.5% 8/20/35	21,605	21,183
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $575,569)		569,028
Cash Equivalents - 27.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07:
(Collateralized by U.S. Government Obligations) #	$ 13,512	13,510
(Collateralized by U.S. Government Obligations) # (a)	1,985,314	1,985,022
TOTAL CASH EQUIVALENTS (Cost $1,998,532)		1,998,532
TOTAL INVESTMENT PORTFOLIO - 130.2% (Cost $9,445,072)		9,427,061
NET OTHER ASSETS - (30.2)%		(2,185,321)
NET ASSETS - 100%		$ 7,241,740
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.57% with Goldman Sachs	August 2017	$ 100,000	$ (443)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.96% with Morgan Stanley, Inc.	July 2037	27,500	(1,027)
Receive semi-annually a fixed rate equal to 5.035% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2010	225,000	(723)
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2010	140,000	1,409
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2017	75,000	1,148
		$ 567,500	$ 364
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,332,000 or 0.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,382,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,510,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 328
Banc of America Securities LLC	2,916
Bank of America, NA	823
Barclays Capital, Inc.	1,509
Bear Stearns & Co., Inc.	1,441
Countrywide Securities Corp.	1,056
ING Financial Markets LLC	1,310
Societe Generale, New York Branch	1,310
UBS Securities LLC	2,293
WestLB AG	524
$ 13,510
$1,985,022,000 due 8/01/07 at 5.30%
Bank of America, NA	$ 602,780
Barclays Capital, Inc.	1,382,242
$ 1,985,022
Income Tax Information

At July 31, 2007, the fund had a capital loss carryforward of approximately $93,664,000 of which $831,000, $561,000, $1,882,000, $28,692,000, and $61,698,000 will expire on July 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Of the loss carryforwards expiring July 31, 2011, 2012, 2013, and 2014, $831,000, $561,000, $1,882,000, and $17,977,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2007

Assets
Investment in securities, at value (including securities loaned of $1,920,947 and repurchase agreements of $1,998,532) - See accompanying schedule: Unaffiliated issuers (cost $9,445,072)		$ 9,427,061
Commitment to sell securities on a delayed delivery basis	$ (238,522)
Receivable for securities sold on a delayed delivery basis	237,005	(1,517)
Receivable for investments sold, regular delivery		5,988
Cash		8,931
Receivable for fund shares sold		4,128
Interest receivable		71,447
Swap agreements, at value		364
Total assets		9,516,402

Liabilities
Payable for investments purchased Regular delivery	$ 6,703
Delayed delivery	269,464
Payable for fund shares redeemed	4,894
Distributions payable	664
Accrued management fee	1,888
Distribution fees payable	131
Other affiliated payables	888
Other payables and accrued expenses	5,008
Collateral on securities loaned, at value	1,985,022
Total liabilities		2,274,662

Net Assets		$ 7,241,740
Net Assets consist of:
Paid in capital		$ 7,382,737
Undistributed net investment income		1,411
Accumulated undistributed net realized gain (loss) on investments		(123,244)
Net unrealized appreciation (depreciation) on investments		(19,164)
Net Assets		$ 7,241,740

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($145,299 ÷ 14,516 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($180,781 ÷ 18,060 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class B: Net Asset Value and offering price per share ($43,307 ÷ 4,326 shares)A	$ 10.01

Class C: Net Asset Value and offering price per share ($39,391 ÷ 3,935 shares)A	$ 10.01

Government Income: Net Asset Value, offering price and redemption price per share ($6,117,821 ÷ 611,879 shares)	$ 10.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($715,141 ÷ 71,448 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2007

Investment Income
Interest		$ 328,118

Expenses
Management fee	$ 21,463
Transfer agent fees	7,506
Distribution fees	1,223
Fund wide operations fee	2,122
Independent trustees' compensation	22
Miscellaneous	13
Total expenses before reductions	32,349
Expense reductions	(545)	31,804
Net investment income		296,314
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,739)
Futures contracts	1,498
Swap agreements	492
Total net realized gain (loss)		(39,749)
Change in net unrealized appreciation (depreciation) on: Investment securities	69,326
Swap agreements	(3,916)
Delayed delivery commitments	(1,455)
Total change in net unrealized appreciation (depreciation)		63,955
Net gain (loss)		24,206
Net increase (decrease) in net assets resulting from operations		$ 320,520

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 296,314	$ 235,825
Net realized gain (loss)	(39,749)	(63,122)
Change in net unrealized appreciation (depreciation)	63,955	(93,536)
Net increase (decrease) in net assets resulting from operations	320,520	79,167
Distributions to shareholders from net investment income	(303,351)	(223,332)
Distributions to shareholders from net realized gain	(2,616)	-
Total distributions	(305,967)	(223,332)
Share transactions - net increase (decrease)	1,895,812	348,165
Total increase (decrease) in net assets	1,910,365	204,000

Net Assets
Beginning of period	5,331,375	5,127,375
End of period (including undistributed net investment income of $1,411 and undistributed net investment income of $11,750, respectively)	$ 7,241,740	$ 5,331,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.311
Net realized and unrealized gain (loss)	.033
Total from investment operations	.344
Distributions from net investment income	(.314)
Net asset value, end of period	$ 10.01
Total Return A, B, C	3.49%
Ratios to Average Net Assets F
Expenses before reductions	.78% H
Expenses net of fee waivers, if any	.78% H
Expenses net of all reductions	.77% H
Net investment income	4.08% H
Supplemental Data
Net assets, end of period (in millions)	$ 145
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.306
Net realized and unrealized gain (loss)	.036
Total from investment operations	.342
Distributions from net investment income	(.312)
Net asset value, end of period	$ 10.01
Total Return A, B, C	3.46%
Ratios to Average Net Assets F
Expenses before reductions	.79% H
Expenses net of fee waivers, if any	.79% H
Expenses net of all reductions	.79% H
Net investment income	4.02% H
Supplemental Data
Net assets, end of period (in millions)	$ 181
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.251
Net realized and unrealized gain (loss)	.037
Total from investment operations	.288
Distributions from net investment income	(.258)
Net asset value, end of period	$ 10.01
Total Return A, B, C	2.91%
Ratios to Average Net Assets F
Expenses before reductions	1.50% H
Expenses net of fee waivers, if any	1.50% H
Expenses net of all reductions	1.50% H
Net investment income	3.30% H
Supplemental Data
Net assets, end of period (in millions)	$ 43
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended July 31,	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income D	.249
Net realized and unrealized gain (loss)	.033
Total from investment operations	.282
Distributions from net investment income	(.252)
Net asset value, end of period	$ 10.01
Total Return A, B, C	2.85%
Ratios to Average Net Assets F
Expenses before reductions	1.55% H
Expenses net of fee waivers, if any	1.55% H
Expenses net of all reductions	1.55% H
Net investment income	3.26% H
Supplemental Data
Net assets, end of period (in millions)	$ 39
Portfolio turnover rate	164% G

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.20	$ 10.13	$ 10.16	$ 10.30
Income from Investment Operations
Net investment income B	.443	.429	.329	.307	.374
Net realized and unrealized gain (loss)	.068	(.274)	.097	.124	(.014)
Total from investment operations	.511	.155	.426	.431	.360
Distributions from net investment income	(.456)	(.405)	(.321)	(.301)	(.370)
Distributions from net realized gain	(.005)	-	(.035)	(.160)	(.130)
Total distributions	(.461)	(.405)	(.356)	(.461)	(.500)
Net asset value, end of period	$ 10.00	$ 9.95	$ 10.20	$ 10.13	$ 10.16
Total Return A	5.22%	1.56%	4.24%	4.30%	3.45%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.58%	.63%	.65%
Expenses net of fee waivers, if any	.45%	.45%	.58%	.63%	.65%
Expenses net of all reductions	.44%	.44%	.58%	.63%	.65%
Net investment income	4.42%	4.27%	3.21%	3.01%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 6,118	$ 5,331	$ 5,127	$ 4,168	$ 3,622
Portfolio turnover rate	164% D	108%	114%	224%	253%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended July 31,	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98
Income from Investment Operations
Net investment income C	.329
Net realized and unrealized gain (loss)	.034
Total from investment operations	.363
Distributions from net investment income	(.333)
Net asset value, end of period	$ 10.01
Total Return A, B	3.67%
Ratios to Average Net Assets E
Expenses before reductions	.53% G
Expenses net of fee waivers, if any	.53% G
Expenses net of all reductions	.53% G
Net investment income	4.32% G
Supplemental Data
Net assets, end of period (in millions)	$ 715
Portfolio turnover rate	164%F

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Government Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sales of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Government Income on October 24, 2006. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,525
Unrealized depreciation	(59,427)
Net unrealized appreciation (depreciation)	(17,902)
Undistributed ordinary income	257
Capital loss carryforward	(93,664)

Cost for federal income tax purposes	$ 9,444,963

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Ordinary Income	$ 305,967	$ 223,332

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, effective October 27, 2006 under a new expense contract, FMR pays all class-level expenses for Government Income class, so that the total expense, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees, do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 199	$ 34
Class T	0%	.25%	355	-
Class B	.65%	.25%	350	253
Class C	.75%	.25%	319	-
			$ 1,223	$ 287

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares, (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	5
Class B*	90
Class C*	2
$ 109

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Government Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Government Income shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 232	.23*
Class T	275	.19*
Class B	97	.25*
Class C	64	.20*
Government Income	5,931.10
Institutional Class	907	.18*
	$ 7,506

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,400.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $11. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Class T	1
Government Income	509
Institutional Class	15
$ 534

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 14% and 14% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in aggregate, of approximately 44% of the total outstanding shares of Fidelity Government Income Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2007 A	Year ended July 31, 2006
From net investment income
Class A	$ 4,138	$ -
Class T	5,771	-
Class B	1,298	-
Class C	1,042	-
Government Income	269,231	223,332
Institutional Class	21,871	-
Total	$ 303,351	$ 233,332
From net realized gain
Government Income	$ 2,616	$ -

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007 A	2006	2007 A	2006
Class A
Shares sold	5,668	-	$ 56,865	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	11,639	-	116,974	-
Reinvestment of distributions	374	-	3,759	-
Shares redeemed	(3,165)	-	(31,770)	-
Net increase (decrease)	14,516	-	$ 145,828	$ -
Class T
Shares sold	3,593	-	$ 36,101	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	19,997	-	200,973	-
Reinvestment of distributions	549	-	5,508	-
Shares redeemed	(6,079)	-	(60,985)	-
Net increase (decrease)	18,060	-	$ 181,597	$ -
Class B
Shares sold	524	-	$ 5,289	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	5,890	-	59,191	-
Reinvestment of distributions	104	-	1,045	-
Shares redeemed	(2,192)	-	(22,000)	-
Net increase (decrease)	4,326	-	$ 43,525	$ -
Class C
Shares sold	517	-	$ 5,201	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	4,449	-	44,717	-
Reinvestment of distributions	64	-	643	-
Shares redeemed	(1,095)	-	(10,981)	-
Net increase (decrease)	3,935	-	$ 39,580	$ -
Government Income
Shares sold	105,528	127,904	$ 1,058,863	$ 1,289,378
Issued in exchange for shares of Spartan Government Income Fund	71,077	-	713,611	-
Reinvestment of distributions	26,531	21,894	266,315	219,740
Shares redeemed	(127,164)	(116,476)	(1,271,926)	(1,160,953)
Net increase (decrease)	75,972	33,322	$ 766,863	$ 348,165

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007 A	2006	2007 A	2006
Institutional Class
Shares sold	16,978	-	$ 170,642	$ -
Issued in exchange for shares of Fidelity Advisor Government Investment Fund	57,200	-	574,860	-
Reinvestment of distributions	2,169	-	21,772	-
Shares redeemed	(4,899)	-	(48,855)	-
Net increase (decrease)	71,448	-	$ 718,419	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

11. Merger Information.

On October 27, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Government Investment Fund and Spartan Government Income Fund pursuant to an agreement and plan of reorganization approved by the shareholders on September 20, 2006. The acquisition was accomplished by an exchange of 11,639, 19,997, 5,890, 4,449, and 57,200 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 11,840, 20,358, 6,003, 4,531, and 58,535 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.88, $9.87, $9.86, $9.87, and $9.82, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of Fidelity Advisor Government Investment Fund. Further, the acquisition was accomplished by an exchange of 71,077 shares of Government Income class for the 66,115 shares then outstanding (valued at $10.79 per share) of Spartan Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Advisor Government Investment Fund's net assets, including $1,514 of unrealized depreciation, and Spartan Government Income Fund's net assets, including $3,295 of unrealized depreciation, were combined with the Fund's net assets of $5,214,485 for total net assets after the acquisition of $6,924,811.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 317 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

William Irving (43)

Year of Election or Appointment: 2007

Vice President of the fund. Dr. Irving also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Dr. Irving worked as a quantitative analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Distributions

A total of 15.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $231,780,564 of distributions paid during the period January 1, 2007 to July 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Government Income (retail class), as well as the fund's relative investment performance for Fidelity Government Income (retail class) measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Fidelity Government Income (retail class), the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The Advisor classes of the fund had less than one year of performance as of December 31, 2006.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Government Income (retail class). The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Annual Report

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Government Income (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the fund's chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Government Income (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Government Income (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AGVTI-UANN-0907
1.834231.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Ultra-Short Bond

Fund

Annual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Ultra-Short Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Life of fund A
Ultra-Short Bond	3.09%	2.63%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Ultra-Short Bond Fund on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity® Ultra-Short Bond Fund during the period covered by this report, and Robert Galusza, who became Lead Portfolio Manager of the fund on July 1, 2007. Dudley remained on the fund as Co-Manager.

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

During the past year, Ultra-Short Bond gained 3.09%, while the Lehman Brothers 6 Month Swap Index returned 5.41%. The fund's significant underperformance stemmed largely from its sizable exposure to subprime mortgage securities. I held these securities - and others - both directly and indirectly through Fidelity Ultra-Short Central Fund, a diversified pool of short-term assets I also manage and which is designed to outperform cash-like instruments with similar risk characteristics. Early on, the fund's modest stake in lower-quality subprime holdings faltered, reflecting weakness in the housing market. Recently, technical factors caused higher-quality securities - which made up the bulk of the fund's subprime stake - to join their lower-quality counterparts in a major sell-off amid a massive unwinding of leverage by investors. Also detracting were commercial mortgage-backed securities, which came under pressure as investors repriced risk. In contrast, our position in collateralized mortgage obligations served us well, as they outpaced the index. And while the fund's stake in corporate bonds cost us some ground because it lagged the index, select holdings in the sector performed well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,005.40	$ 3.23
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,005.10	$ 3.48
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,005.30	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,005.20	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.70%
Ultra-Short Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of July 31, 2007*	As of January 31, 2007**
U.S. Government and U.S. Government Agency Obligations 11.7%	U.S. Government and U.S. Government Agency Obligations 9.9%
AAA 30.3%	AAA 25.6%
AA 13.9%	AA 11.4%
A 12.2%	A 12.0%
BBB 22.4%	BBB 19.0%
BB and Below 0.3%	BB and Below 0.6%
Not Rated 2.1%	Not Rated 4.2%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 17.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2007
6 months ago
Years	2.0	1.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	0.4	0.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Corporate Bonds 15.8%		Corporate Bonds 14.9%
	U.S. Government and U.S. Government Agency Obligations 11.7%		U.S. Government and U.S. Government Agency Obligations 9.9%
	Asset-Backed Securities 39.3%		Asset-Backed Securities 37.3%
	CMOs and Other Mortgage Related Securities 26.0%		CMOs and Other Mortgage Related Securities 20.6%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 17.3%
* Foreign investments	16.0%	** Foreign investments	14.8%
* Futures and Swaps	16.6%	** Futures and Swaps	15.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.71% 3/13/09 (d)	$ 3,685,000	$ 3,684,985
5.79% 3/13/09 (d)	1,800,000	1,803,742
5.84% 9/10/07 (d)	1,230,000	1,230,540
		6,719,267
Media - 1.1%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,139,520
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (d)	2,330,000	2,334,126
5.61% 8/15/07 (a)(d)	4,000,000	4,000,040
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,001,600
Viacom, Inc. 5.71% 6/16/09 (d)	2,000,000	2,006,296
		11,481,582
TOTAL CONSUMER DISCRETIONARY		18,200,849
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 5.66% 6/1/10 (d)	2,200,000	2,200,988
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.56% 9/5/08 (d)	2,400,000	2,399,299
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	835,041
5.76% 9/15/09 (d)	2,200,000	2,202,339
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,660,930
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,891
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,304,837
		8,618,038
TOTAL ENERGY		11,017,337
FINANCIALS - 6.0%
Capital Markets - 1.2%
Bear Stearns Companies, Inc.:
5.5463% 2/1/12 (d)	745,000	727,985
5.76% 7/19/10 (d)	2,000,000	1,993,092
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (d)	$ 1,205,000	$ 1,201,988
Lehman Brothers Holdings, Inc. 5.5% 5/25/10 (d)	1,500,000	1,494,345
Merrill Lynch & Co., Inc. 5.59% 6/5/12 (d)	2,600,000	2,547,012
Morgan Stanley 5.61% 1/18/11 (d)	1,900,000	1,894,729
Royal Bank of Scotland PLC 5.66% 7/24/14 (d)	2,590,000	2,596,993
		12,456,144
Commercial Banks - 1.3%
Barclays Bank PLC:
5.56% 5/25/15 (d)	825,000	825,760
5.81% 9/11/13 (d)	3,500,000	3,516,037
DBS Bank Ltd. (Singapore) 5.58% 5/16/17 (a)(d)	2,000,000	1,991,780
HBOS plc 5.6306% 2/6/14 (d)	305,000	305,753
HSBC Holdings PLC 5.56% 10/6/16 (d)	500,000	500,613
ING Bank NV 5.61% 10/14/14 (d)	440,000	441,188
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	520,000	514,831
PNC Funding Corp. 5.4975% 1/31/12 (d)	2,400,000	2,399,035
Santander Issuances SA Unipersonal 5.72% 6/20/16 (a)(d)	1,900,000	1,909,411
Sovereign Bank 4.375% 8/1/13 (d)	500,000	494,350
		12,898,758
Consumer Finance - 1.4%
Capital One Financial Corp. 5.64% 9/10/09 (d)	2,260,000	2,261,180
General Electric Capital Corp. 5.4169% 5/10/10 (d)	2,845,000	2,848,144
MBNA Capital I 8.278% 12/1/26	810,000	843,553
MBNA Europe Funding PLC 5.46% 9/7/07 (a)(d)	2,720,000	2,720,359
SLM Corp.:
5.33% 4/18/08 (a)(d)	2,500,000	2,482,003
5.52% 7/26/10 (d)	2,770,000	2,609,911
		13,765,150
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(d)	1,745,000	1,745,002
Real Estate Investment Trusts - 0.7%
iStar Financial, Inc.:
5.47% 3/16/09 (d)	2,505,000	2,517,655
5.69% 3/9/10 (d)	2,000,000	2,002,710
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,313,188
		6,833,553
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	$ 880,000	$ 882,526
Thrifts & Mortgage Finance - 1.1%
Capmark Financial Group, Inc. 6.0069% 5/10/10 (a)(d)	2,000,000	2,003,884
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	722,056
Residential Capital Corp. 7.19% 4/17/09 (a)(d)	2,085,000	2,064,150
Residential Capital LLC 6.46% 5/22/09 (d)	1,500,000	1,426,176
Washington Mutual Bank 5.4463% 5/1/09 (d)	3,000,000	2,998,989
Washington Mutual, Inc. 5.5% 8/24/09 (d)	2,250,000	2,250,981
		11,466,236
TOTAL FINANCIALS		60,047,369
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,695,789
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp. 5.61% 6/15/10 (d)	1,710,000	1,710,193
TOTAL INFORMATION TECHNOLOGY		3,405,982
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 5.45% 5/15/08 (d)	3,000,000	3,002,184
BellSouth Corp. 5.46% 8/15/08 (d)	2,000,000	2,001,668
Deutsche Telekom International Finance BV 5.54% 3/23/09 (d)	1,725,000	1,727,743
Telecom Italia Capital SA 5.97% 7/18/11 (d)	3,750,000	3,764,689
Telefonica Emisiones SAU:
5.66% 6/19/09 (d)	4,775,000	4,766,314
5.69% 2/4/13 (d)	3,000,000	2,956,114
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,581,110
		19,799,822
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.46% 6/27/08 (a)(d)	1,506,000	1,504,419
TOTAL TELECOMMUNICATION SERVICES		21,304,241
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.9%
Electric Utilities - 0.4%
Commonwealth Edison Co. 3.7% 2/1/08	$ 1,125,000	$ 1,114,909
Pepco Holdings, Inc. 5.5% 8/15/07	1,626,000	1,628,715
TXU Electric Delivery Co. 5.735% 9/16/08 (a)(d)	1,085,000	1,085,493
		3,829,117
Gas Utilities - 0.1%
NiSource Finance Corp. 5.93% 11/23/09 (d)	845,000	845,204
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.66% 9/28/07 (d)	2,470,000	2,470,326
Sempra Energy 4.75% 5/15/09	2,000,000	1,980,928
		4,451,254
TOTAL UTILITIES		9,125,575
TOTAL NONCONVERTIBLE BONDS (Cost $125,701,400)		125,302,341
U.S. Government Agency Obligations - 5.0%

Freddie Mac 4.75% 3/5/09 (c) (Cost $49,927,296)	50,000,000	49,859,826
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.8%
3.236% 9/1/33 (d)	468,295	460,158
3.668% 7/1/33 (d)	402,880	398,752
3.955% 5/1/34 (d)	528,720	522,998
4.239% 3/1/34 (d)	526,002	520,619
4.28% 10/1/33 (d)	40,238	40,039
4.282% 3/1/33 (d)	100,634	101,087
4.283% 6/1/34 (d)	1,276,866	1,263,769
4.302% 6/1/33 (d)	51,011	51,379
4.53% 10/1/35 (d)	69,282	69,129
4.555% 8/1/34 (d)	86,065	87,345
4.723% 3/1/35 (d)	30,174	30,305
4.87% 5/1/33 (d)	5,969	6,027
4.882% 10/1/35 (d)	213,765	212,980
4.889% 7/1/35 (d)	529,060	528,238
5.016% 7/1/34 (d)	42,975	42,845
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.087% 8/1/34 (d)	$ 75,908	$ 75,809
5.149% 9/1/35 (d)	3,008,199	2,997,358
5.176% 8/1/33 (d)	125,661	125,740
5.233% 5/1/36 (d)	212,825	212,764
5.258% 11/1/36 (d)	349,068	349,220
5.277% 4/1/36 (d)	596,355	601,712
5.294% 8/1/36 (d)	653,629	654,204
5.297% 7/1/35 (d)	48,851	49,215
5.342% 2/1/36 (d)	137,136	137,197
5.5% 11/1/16 to 2/1/19	3,285,144	3,263,340
5.533% 11/1/36 (d)	723,634	725,342
5.611% 10/1/35 (d)	272,108	273,269
5.831% 3/1/36 (d)	1,093,360	1,101,755
6.5% 7/1/16 to 3/1/35	1,806,234	1,843,891
7% 8/1/17 to 5/1/32	968,410	1,006,494
TOTAL FANNIE MAE		17,752,980
Freddie Mac - 0.3%
3.377% 7/1/33 (d)	1,002,476	992,278
4.043% 4/1/34 (d)	802,261	788,941
4.784% 3/1/33 (d)	43,326	43,858
4.922% 10/1/36 (d)	1,737,350	1,729,682
TOTAL FREDDIE MAC		3,554,759
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,453,593)		21,307,739
Asset-Backed Securities - 29.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	241,836	241,685
Series 2004-4 Class A2D, 5.67% 1/25/35 (d)	89,039	88,747
Series 2005-1 Class M1, 5.79% 4/25/35 (d)	1,545,000	1,519,481
Series 2007-1 Class A3, 5.45% 2/25/37 (d)	1,000,000	988,906
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (d)	150,838	150,938
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (d)	113,099	110,613
Class M2, 7.02% 11/25/33 (d)	56,558	55,160
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (d)	$ 27,542	$ 27,591
Class M2, 7.07% 6/25/33 (d)	50,000	50,304
Series 2003-NC1 Class M1, 6.1% 7/25/33 (d)	100,000	98,192
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	107,488	103,490
Class M2, 6.42% 2/25/34 (d)	175,000	161,894
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (d)	250,000	246,416
Class M3, 5.8% 4/25/35 (d)	145,000	141,815
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (d)	34,211	34,222
Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	84,033	83,560
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (d)	995,000	978,831
Class M1, 5.62% 5/25/36 (d)	915,000	868,417
Class M2, 5.64% 5/25/36 (d)	305,000	288,504
Class M3, 5.66% 5/25/36 (d)	240,000	217,893
Class M4, 5.72% 5/25/36 (d)	200,000	174,411
Class M5, 5.76% 5/25/36 (d)	295,000	247,140
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (d)	1,000,000	990,788
Class M1, 5.58% 1/25/37 (d)	755,000	719,062
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.37% 9/20/13 (d)	340,000	343,292
Series 2006-C1 Class C1, 5.8% 10/20/14 (d)	770,000	769,996
Series 2007-B1 Class B, 5.57% 12/22/14 (d)	1,725,000	1,727,744
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(d)	1,200,000	1,199,872
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (d)	410,000	411,223
Series 2004-5 Class B, 5.57% 4/16/12 (d)	2,150,000	2,150,136
Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	368,551	369,236
Series 2005-1 Class A, 5.35% 10/15/12 (d)	2,185,000	2,184,959
Series 2005-6 Class C, 5.57% 3/15/11 (a)(d)	2,680,000	2,681,367
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,488,918
Series 2006-RM Class A1, 5.37% 10/6/09	1,541,881	1,542,136
Series 2007-BF Class A2, 5.31% 1/6/11	1,230,000	1,230,625
Series 2007-CM Class A2, 5.43% 11/8/10	3,000,000	3,001,464
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.67% 2/25/33 (d)	474,619	473,993
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R11 Class M1, 5.98% 11/25/34 (d)	$ 560,000	$ 553,764
Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	85,000	83,831
Class M2, 5.8% 4/25/34 (d)	75,000	74,119
Series 2004-R8 Class M9, 8.07% 9/25/34 (d)	1,525,000	1,255,202
Series 2004-R9 Class M2, 5.97% 10/25/34 (d)	720,000	711,024
Series 2005-R1:
Class M1, 5.77% 3/25/35 (d)	770,000	753,102
Class M2, 5.8% 3/25/35 (d)	260,000	251,345
Series 2005-R2 Class M1, 5.77% 4/25/35 (d)	1,700,000	1,660,813
Series 2006-M3:
Class M7, 6.17% 10/25/36 (d)	705,000	615,113
Class M9, 7.32% 10/25/36 (d)	450,000	291,094
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	21,053	16,534
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(d)	1,500,000	1,500,766
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(d)	800,000	800,521
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.8739% 9/25/33 (d)	800,000	790,358
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,420,000	1,396,718
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	305,000	298,830
Class M2, 5.92% 5/25/34 (d)	250,000	246,596
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (d)	1,200,000	1,180,313
Class M2, 5.64% 5/25/36 (d)	1,265,000	1,196,599
Class M3, 5.66% 5/25/36 (d)	1,010,000	947,370
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (d)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (d)	230,000	226,248
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (d)	780,000	757,575
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (d)	1,165,025	1,165,511
Series 2003-HE6 Class M1, 5.97% 11/25/33 (d)	215,000	212,310
Series 2004-HE6 Class A2, 5.68% 6/25/34 (d)	305,093	301,661
Series 2005-HE1 Class M1, 5.82% 3/25/35 (d)	540,000	530,943
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (d)	1,105,000	1,088,705
Class M2, 5.82% 3/25/35 (d)	275,000	270,529
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2007-HE1 Class A4, 5.46% 12/25/36 (d)	$ 1,000,000	$ 994,688
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	3,165,000	3,161,669
Series 2007-C2 Class C2, 5.59% 9/17/12 (d)	2,050,000	2,050,504
Bank One Issuance Trust:
Series 2003-C4 Class C4, 6.35% 2/15/11 (d)	2,010,000	2,024,296
Series 2004-C1 Class C1, 5.82% 11/15/11 (d)	25,000	25,114
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (d)	369,809	369,925
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	177,675	177,758
Bear Stearns Asset Backed Securities Trust:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (d)	390,000	369,203
Class M3, 6.37% 9/25/34 (d)	265,000	245,890
Class M4, 6.52% 9/25/34 (d)	225,000	203,957
Series 2004-HE9 Class M2, 6.52% 11/25/34 (d)	490,000	461,770
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (d)	840,950	832,470
Class M2, 6.07% 2/25/35 (d)	330,000	305,394
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.37% 12/26/24 (d)	2,375,570	2,375,477
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (d)	215,000	204,508
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (d)	850,000	853,621
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (a)(d)	2,700,000	2,700,360
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.43% 8/15/11 (d)	1,260,082	1,260,400
Series 2006-B Class A2, 5.53% 4/15/09	444,204	444,190
Series 2007-A Class A2, 5.33% 5/17/10	930,000	930,409
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (d)	500,000	500,813
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,228,875
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (d)	1,125,000	1,130,709
Series 2004-B1 Class B1, 5.76% 11/15/11 (d)	1,180,000	1,186,372
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(d)	265,000	265,374
Class B, 6.07% 7/20/39 (a)(d)	140,000	140,981
Class C, 6.42% 7/20/39 (a)(d)	180,000	181,136
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (d)	$ 445,000	$ 287,637
Class M9, 7.22% 7/25/36 (d)	285,000	176,921
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	125,000	41,250
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (d)	1,000,000	992,390
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (d)	91,792	90,713
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(d)	460,711	458,075
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.12% 2/15/11 (d)	2,210,000	2,228,794
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (d)	1,645,000	1,651,557
Series 2006-C3 Class C3, 5.55% 6/15/11 (d)	1,975,000	1,975,639
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	274,590	272,705
Class D, 4.51% 11/20/12	209,796	208,174
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.46% 4/7/10 (d)	1,685,000	1,695,590
Series 2006-C4 Class C4, 5.54% 1/9/12 (d)	2,365,000	2,364,437
Series 2006-C6 Class C6, 5.65% 11/15/12 (d)	1,595,000	1,598,381
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,500,000	2,498,562
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.37% 4/25/46 (a)(d)	3,195,000	3,195,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	353,273	290,567
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (d)	22,398	22,409
Series 2003-BC1 Class M2, 8.0286% 9/25/32 (d)	196,139	189,970
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	375,000	369,554
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (d)	1,273,720	1,262,774
Class M1, 5.82% 6/25/34 (d)	100,000	98,432
Series 2004-4 Class M2, 5.85% 6/25/34 (d)	315,000	312,441
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (d)	369,922	369,806
Class MV1, 5.72% 7/25/35 (d)	435,000	422,375
Class MV2, 5.76% 7/25/35 (d)	525,000	513,170
Series 2005-AB1 Class A2, 5.53% 8/25/35 (d)	1,322,142	1,319,043
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	2,042,199	2,044,432
Asset-Backed Securities - continued
	Principal Amount	Value
CPS Auto Receivables Trust: - continued
Series 2006-C Class A2, 5.31% 3/15/10 (a)	$ 1,447,703	$ 1,447,842
Series 2007-A Class A1, 5.332% 3/17/08 (a)	438,603	438,572
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (d)	550,000	552,065
Series 2005-1 Class B, 5.47% 9/16/10 (d)	1,580,000	1,580,884
Series 2005-3 Class B, 5.51% 5/15/11 (d)	2,000,000	2,005,520
Series 2006-1 Class B1, 5.47% 8/16/11 (d)	1,845,000	1,847,023
Series 2006-2 Class B1, 5.44% 1/17/12 (d)	2,000,000	2,001,947
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,281,600	1,279,998
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.57% 5/28/35 (d)	80,751	79,754
Class AB3, 5.712% 5/28/35 (d)	32,052	31,577
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (d)	1,500,000	1,438,710
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (d)	880,000	862,537
Class M1, 5.63% 7/25/36 (d)	1,765,000	1,642,941
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	25,000	24,696
Class M4, 6.22% 3/25/34 (d)	24,349	24,147
Series 2004-FF8 Class M3, 6.27% 10/25/34 (d)	1,760,000	1,648,520
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (d)	990,000	951,329
Class M1, 5.58% 10/25/36 (d)	880,000	837,688
Series 2006-FF18 Class M1, 5.55% 12/25/37 (d)	3,500,000	3,321,115
Series 2007-FF1 Class M1, 5.55% 1/25/38 (d)	375,000	355,691
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	683,986	682,047
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (d)	1,375,000	1,375,102
Class B, 5.76% 5/15/10 (d)	1,110,000	1,111,647
Series 2006-3:
Class A, 5.5% 6/15/11 (d)	990,000	990,223
Class B, 5.77% 6/15/11 (d)	1,405,000	1,406,464
Fosse Master Issuer PLC Series 2007-1A Class C2, 0% 10/18/54 (a)(b)(d)	460,000	460,000
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	888,410	888,032
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (d)	$ 236,627	$ 82,819
Series 2004-B Class M1, 5.9% 5/25/34 (d)	205,000	200,976
Series 2004-C Class M1, 5.97% 8/25/34 (d)	540,000	528,572
Series 2005-A:
Class M1, 5.75% 1/25/35 (d)	225,000	219,768
Class M2, 5.78% 1/25/35 (d)	325,000	320,555
Class M3, 5.81% 1/25/35 (d)	175,000	171,704
Class M4, 6% 1/25/35 (d)	125,000	122,150
Series 2006-A:
Class M3, 5.7% 5/25/36 (d)	455,000	404,754
Class M4, 5.72% 5/25/36 (d)	685,000	588,587
Class M5, 5.82% 5/25/36 (d)	365,000	279,827
Series 2006-E Class M1, 5.58% 1/25/37 (d)	1,725,000	1,635,441
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(d)	960,000	957,220
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(d)	156,758	156,758
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (d)	925,000	925,649
Series 2006-1:
Class B, 5.43% 9/17/12 (d)	585,000	585,472
Class C, 5.56% 9/17/12 (d)	455,000	455,274
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,323,470
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (d)	2,490,000	2,490,000
Series 8 Class C, 5.65% 6/15/10 (d)	2,650,000	2,648,384
Series 9:
Class B, 5.47% 9/15/10 (d)	485,000	485,000
Class C, 5.63% 9/15/10 (d)	1,800,000	1,800,000
Granite Master Issuer PLC Series 2006-1A Class A4, 5.36% 12/20/30 (a)(d)	196,173	196,175
GSAMP Trust:
Series 2002-NC1 Class A2, 5.96% 7/25/32 (d)	2,606	2,597
Series 2003-FM1 Class M1, 6.55% 3/20/33 (d)	565,268	565,564
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (d)	168,544	166,143
Class M2, 6.72% 11/25/33 (d)	76,057	74,520
Series 2004-FM2 Class M1, 6.07% 1/25/34 (d)	232,499	228,978
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (d)	289,483	285,263
Class M2, 6.47% 5/25/34 (d)	150,000	148,880
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (d)	$ 2,045,000	$ 2,025,993
Series 2006-HE5 Class M7, 6.15% 8/25/36 (d)	1,495,000	1,018,526
Series 2006-NC2 Class M4, 5.67% 6/25/36 (d)	1,541,000	1,284,980
Series 2007-FM1 Class M1, 5.59% 12/25/36 (d)	1,000,000	961,070
Series 2007-FM2 Class M1, 5.6% 1/25/37 (d)	1,615,000	1,552,629
Series 2007-HE1 Class M1, 5.57% 3/25/47 (d)	335,000	317,593
Series 2007-NC1 Class M7, 6.27% 12/25/46 (d)	3,390,000	1,695,000
GSR Mortgage Loan Trust:
Series 2004-AHL Class A2D, 5.68% 8/25/34 (d)	178,621	178,649
Series 2005-6 Class A2, 5.53% 6/25/35 (d)	1,800,000	1,799,617
Series 2005-9 Class 2A1, 5.44% 8/25/35 (d)	395,292	395,007
Series 2005-HE2 Class M, 5.75% 3/25/35 (d)	1,220,000	1,187,492
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	653,910	653,608
Series 2005-NC1 Class M1, 5.77% 2/25/35 (d)	1,205,000	1,177,671
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(d)	651,189	605,606
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(d)	450,000	441,000
Class C, 5.87% 9/25/46 (a)(d)	1,150,000	1,104,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(d)	1,700,000	1,683,092
Holmes Master Issuer PLC Series 2007-2A Class 1C, 5.59% 7/15/21 (d)	1,640,000	1,640,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (d)	165,576	165,742
Series 2003-1 Class M1, 6.82% 6/25/33 (d)	524,845	525,274
Series 2003-2 Class M1, 6.64% 8/25/33 (d)	66,323	65,951
Series 2003-3 Class M1, 6.61% 8/25/33 (d)	320,568	318,068
Series 2003-4 Class M1, 6.52% 10/25/33 (d)	96,601	96,678
Series 2003-5:
Class A2, 5.67% 12/25/33 (d)	10,566	10,545
Class M1, 6.02% 12/25/33 (d)	160,000	158,438
Class M2, 7.05% 12/25/33 (d)	30,927	30,074
Series 2003-7:
Class A2, 5.7% 3/25/34 (d)	2,079	2,081
Class M1, 5.97% 3/25/34 (d)	795,000	790,362
Series 2003-8 Class M1, 6.04% 4/25/34 (d)	192,210	189,696
Series 2004-6 Class A2, 5.67% 12/25/34 (d)	18,234	18,243
Series 2005-1 Class M1, 5.75% 5/25/35 (d)	1,270,000	1,230,997
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (d)	259,937	259,937
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class M1, 5.77% 7/25/35 (d)	$ 890,000	$ 878,330
Series 2007-1 Class M1, 5.56% 5/25/37 (d)	1,940,000	1,875,175
Series 2007-3 Class 2A3, 5.56% 8/25/37 (d)	2,015,000	2,000,202
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (d)	86,560	84,970
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	597,362	597,289
Series 2006-2 Class A2, 5.61% 6/17/09	412,534	412,590
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,070,006
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	181,046	178,386
Class M2, 5.81% 1/20/35 (d)	134,778	132,755
Series 2005-3:
Class A1, 5.58% 1/20/35 (d)	412,581	409,744
Class M1, 5.74% 1/20/35 (d)	242,271	238,526
Series 2006-2:
Class M1, 5.59% 3/20/36 (d)	600,432	587,292
Class M2, 5.61% 3/20/36 (d)	991,246	968,972
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 5.62% 1/25/37 (d)	1,025,000	978,073
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.79% 6/25/35 (d)	492,536	484,104
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	139,583	139,560
JPMorgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	1,665,000	1,665,513
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.47% 12/25/36 (d)	3,000,000	2,921,250
Keycorp Student Loan Trust Series 1999-A Class A2, 5.69% 12/27/09 (d)	178,335	178,745
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	1,000,226	1,000,171
Series 2007-A Class A1, 5.335% 4/15/08	657,235	657,189
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.55% 6/25/33 (d)	462,597	461,883
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	337,423	337,270
Series 2005-1 Class M2, 5.85% 2/25/35 (d)	1,410,000	1,386,824
Series 2005-WL1 Class M2, 5.87% 6/25/35 (d)	660,000	660,462
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (d)	$ 1,435,000	$ 1,385,448
Class M4, 5.68% 7/25/36 (d)	425,000	357,647
Class M5, 5.71% 7/25/36 (d)	265,000	212,595
Series 2006-7 Class M10, 7.82% 8/25/36 (d)	675,000	202,500
MASTR Asset Backed Securities Trust:
Series 2004-HE1 Class M1, 5.97% 9/25/34 (d)	685,000	676,037
Series 2006-HE3 Class A2, 5.42% 8/25/36 (d)	1,140,000	1,125,572
Series 2007-WMC1 Class A4, 5.48% 1/25/37 (d)	1,380,000	1,365,985
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 5.82% 3/15/10 (d)	630,000	630,526
Series 2003-B1 Class B1, 5.76% 7/15/10 (d)	1,510,000	1,513,112
Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	125,000	125,333
Series 2003-B3 Class B3, 5.695% 1/18/11 (d)	1,550,000	1,555,642
Series 2003-B5 Class B5, 5.69% 2/15/11 (d)	2,000,000	2,007,078
Series 2003-C2 Class C2, 6.92% 6/15/10 (d)	2,000,000	2,013,322
Series 2005-C1 Class C, 5.73% 10/15/12 (d)	2,505,000	2,522,051
Series 2005-C2 Class C, 5.67% 2/15/13 (d)	2,505,000	2,516,617
Series 2005-C3 Class C, 5.59% 3/15/11 (d)	2,830,000	2,835,016
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (d)	200,000	200,387
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 6.07% 7/25/34 (d)	141,466	140,510
Class M2, 6.145% 7/25/34 (d)	11,233	11,173
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.57% 4/25/37 (d)	1,035,000	1,023,033
Class M1, 5.7% 4/25/37 (d)	1,355,000	1,315,927
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (d)	57,263	53,004
Series 2004-HE2 Class A1B, 5.79% 8/25/35 (d)	70,891	70,991
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (d)	1,055,000	1,051,208
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	114,935	114,935
Series 2003-NC10 Class M1, 6% 10/25/33 (d)	792,708	782,417
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	119,992	119,931
Series 2004-HE6 Class A2, 5.66% 8/25/34 (d)	79,986	79,999
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	347,703	340,993
Series 2005-1 Class M2, 5.79% 12/25/34 (d)	570,000	557,500
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (d)	150,000	145,263
Class M2, 5.79% 12/25/34 (d)	385,000	376,051
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (d)	$ 370,000	$ 358,201
Class M2, 5.76% 1/25/35 (d)	265,000	258,631
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (d)	325,000	314,750
Class M2, 5.79% 1/25/35 (d)	325,000	317,322
Class M3, 5.83% 1/25/35 (d)	325,000	312,167
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (d)	440,000	417,969
Class M2:
5.62% 6/25/36 (d)	770,000	730,507
5.63% 6/25/36 (d)	550,000	501,576
Class M4, 5.67% 6/25/36 (d)	1,160,000	1,017,047
Series 2006-HE5 Class B1, 6.29% 8/25/36 (d)	2,415,000	1,409,100
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (d)	279,043	279,218
Series 2001-NC1 Class M2, 6.925% 10/25/31 (d)	8,084	7,546
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	20,819	20,839
Series 2002-AM3 Class A3, 6.3% 2/25/33 (d)	14,114	14,121
Series 2002-HE1 Class M1, 6.22% 7/25/32 (d)	572,410	560,060
Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	100,000	99,947
Series 2002-OP1 Class M1, 6.445% 9/25/32 (d)	289,725	287,805
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (d)	2,050,000	2,045,011
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (d)	595,000	584,077
Class M2, 5.8% 3/25/35 (d)	595,000	586,093
Class M3, 5.84% 3/25/35 (d)	290,000	283,310
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (d)	157,665	157,679
Series 2005-A Class A4, 5.37% 8/15/11 (d)	2,210,000	2,210,196
Nomura Home Equity Loan Trust:
Series 2006-HE3:
Class M7, 6.12% 7/25/36 (d)	485,000	350,682
Class M8, 6.27% 7/25/36 (d)	340,000	218,322
Class M9, 7.17% 7/25/36 (d)	490,000	255,876
Series 2007-2 Class 2A3, 5.51% 2/25/37 (d)	947,000	938,562
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	100,000	98,093
Class M4, 6.295% 6/25/34 (d)	170,000	167,975
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 5.77% 12/25/33 (d)	$ 42,010	$ 42,226
Series 2007-1 Class A2C, 5.5% 3/25/37 (d)	805,000	761,480
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	965,000	928,813
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (d)	1,025,000	1,028,943
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (d)	815,000	789,548
Class M2, 6% 9/25/34 (d)	160,000	153,524
Class M3, 6.57% 9/25/34 (d)	310,000	293,060
Class M4, 6.77% 9/25/34 (d)	435,000	403,061
Series 2004-WWF1:
Class A5, 5.79% 1/25/35 (d)	6,172	6,094
Class M4, 6.42% 1/25/35 (d)	945,000	904,102
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (d)	9,352	9,354
Class M2, 5.84% 1/25/35 (d)	1,130,000	1,102,828
Class M3, 5.88% 1/25/35 (d)	425,000	409,727
Class M5, 6.2% 1/25/35 (d)	400,000	377,995
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (d)	910,000	761,657
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(d)	2,160,000	2,164,082
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(d)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (d)	1,300,000	1,237,425
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (d)	250,000	246,312
Class 2M3, 6.77% 6/25/34 (d)	250,000	221,402
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (d)	128,322	128,302
Series 2007-RZ1 Class A2, 5.48% 2/25/37 (d)	1,200,000	1,194,039
Residential Asset Securities Corp. Series 2004-KS10 Class AI2, 5.64% 3/25/29 (d)	1,118	1,118
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (d)	1,451	1,435
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 6.115% 3/25/35 (d)	640,000	631,197
Series 2004-2 Class MV1, 5.9% 8/25/35 (d)	327,280	324,762
Series 2007-1 Class A2C, 5.47% 2/25/37 (d)	1,000,000	984,375
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4 Class M1, 5.56% 11/25/36 (d)	$ 890,000	$ 846,390
Series 2007-HE1 Class M1, 5.57% 12/25/36 (d)	955,000	903,589
Series 2007-NC1 Class M1, 5.56% 12/25/36 (d)	2,035,000	1,934,483
Series 2007-NC2 Class M1, 5.55% 1/25/37 (d)	385,000	365,442
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(d)	2,213,840	2,213,829
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(d)	1,140,000	1,139,772
Class C, 5.7% 8/15/11 (a)(d)	520,000	519,896
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (d)	1,000,000	998,544
Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	260,000	251,673
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.49% 1/25/37 (d)	1,215,000	1,188,698
Class M1, 5.59% 1/25/37 (d)	1,180,000	1,116,230
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (d)	1,135,000	1,128,890
Series 2004-8 Class M5, 6.47% 9/25/34 (d)	290,000	278,867
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(d)	485,000	470,312
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	25,222	24,871
Series 2007-BC1 Class M1, 5.55% 2/25/37 (d)	3,195,000	3,071,293
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.42% 9/15/11 (d)	2,735,000	2,731,647
Class B, 5.6% 9/15/11 (d)	1,625,000	1,627,627
Series 2007-AE1:
Class A, 5.42% 1/15/12 (d)	400,000	399,889
Class B, 5.62% 1/15/12 (d)	335,000	334,907
Class C, 5.92% 1/15/12 (d)	420,000	419,996
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	675,000	678,077
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	980,000	987,813
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.42% 6/15/12 (d)	1,015,000	1,015,000
Class B, 5.54% 6/15/12 (d)	790,000	790,000
Class C, 5.82% 6/15/12 (d)	470,000	470,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (d)	21,802	21,564
Series 2003-6HE Class A1, 5.79% 11/25/33 (d)	17,086	17,145
Series 2005-14HE Class AF1, 5.46% 8/25/36 (d)	90,678	90,678
Asset-Backed Securities - continued
	Principal Amount	Value
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	$ 643,062	$ 642,957
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(d)	2,165,000	2,160,518
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	278,277	278,321
Series 2007-A Class A2, 5.46% 6/15/10	1,245,000	1,247,110
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	1,743,721	1,743,405
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(d)	3,025,000	3,024,364
Series 2007-C1 Class C1, 5.72% 5/15/14 (a)(d)	1,595,000	1,594,984
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	165,867	165,048
Series 2004-4 Class D, 3.58% 5/17/12	154,808	153,664
Series 2005-1 Class D, 4.09% 8/15/12	165,032	163,758
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (a)(d)	1,696,801	1,696,801
TOTAL ASSET-BACKED SECURITIES (Cost $303,720,753)		294,087,412
Collateralized Mortgage Obligations - 15.4%

Private Sponsor - 12.4%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (d)	1,000,000	943,438
Class M1, 5.57% 11/25/36 (d)	530,000	501,913
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (d)	977,142	977,766
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(d)	1,625,000	1,625,000
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.1485% 10/25/33 (d)	4,245,000	4,262,385
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0828% 8/25/35 (d)	1,509,004	1,510,420
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	1,134,983	1,137,045
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	589,020	589,618
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust, Inc.:
floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (d)	$ 1,205,000	1,027,142
Class M5, 5.74% 8/25/36 (d)	860,000	701,048
Series 2004-UST1 Class A3, 4.228% 8/25/34 (d)	2,269,042	2,241,000
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (d)	292,760	294,060
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	79,492	79,774
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	183,523	184,187
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	997,528	999,153
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (d)	66,012	66,077
Class 6M2, 5.8% 6/25/35 (d)	1,375,000	1,376,813
Series 2005-3 Class 8A2, 5.56% 7/25/35 (d)	745,192	746,745
Series 2005-5 Class 6A2, 5.55% 9/25/35 (d)	615,233	616,920
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	460,426	461,861
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (d)	22,081	22,098
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	8,817	8,820
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	37,397	37,410
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	54,114	54,141
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (d)	77,944	78,060
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (d)	41,239	41,323
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (d)	360,336	361,367
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.48% 3/25/37 (d)	1,375,000	1,374,907
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.07% 10/25/36 (d)	1,205,000	781,161
Class M8, 6.27% 10/25/36 (d)	525,000	236,250
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (d)	71,259	71,235
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.42% 10/11/41 (a)(d)	2,060,293	2,060,231
Class CB, 5.63% 10/11/41 (a)(d)	260,000	259,992
Class DB, 5.82% 10/11/41 (a)(d)	1,060,000	1,059,968
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1 Class A3, 5.44% 12/21/24 (d)	$ 350,000	$ 350,056
Series 2005-2 Class C1, 5.86% 12/20/54 (d)	3,110,000	3,104,169
Series 2005-4:
Class A3, 5.43% 12/20/54 (d)	2,230,000	2,230,290
Class C1, 5.79% 12/20/54 (d)	5,580,616	5,580,616
Class M2, 5.64% 12/20/54 (d)	1,830,000	1,830,997
Series 2006-1A:
Class A5, 5.43% 12/20/54 (a)(d)	1,000,000	1,000,313
Class C2, 5.96% 12/20/54 (a)(d)	1,545,000	1,544,954
Series 2006-3 Class C2, 5.86% 12/20/54 (d)	1,230,000	1,230,000
Series 2006-4:
Class B1, 5.45% 12/20/54 (d)	1,250,000	1,249,938
Class C1, 5.74% 12/20/54 (d)	765,000	764,962
Class M1, 5.53% 12/20/54 (d)	330,000	329,984
Series 2007-1:
Class 1C1, 5.66% 12/20/54 (d)	555,000	555,195
Class 1M1, 5.51% 12/20/54 (d)	500,000	499,785
Class 2B1, 5.48% 12/20/54 (d)	535,000	535,000
Class 2C1, 5.79% 12/20/54 (d)	295,000	294,124
Class 2M1, 5.61% 12/20/54 (d)	645,000	643,060
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (d)	661,761	664,229
Series 2006-AR2 Class 4A1, 5.8544% 4/25/36 (d)	3,176,771	3,182,351
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 5.39% 7/15/40 (a)(d)	1,040,000	1,040,284
Class 2C, 5.71% 7/15/40 (a)(d)	975,000	974,971
Holmes Financing No. 9 PLC floater Class 2A, 5.42% 7/15/13 (d)	2,780,000	2,780,612
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (d)	376,180	377,903
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.55% 12/25/36 (d)	670,000	636,655
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (d)	302,025	302,318
Series 2004-6 Class 1A2, 5.71% 10/25/34 (d)	91,912	91,946
Series 2005-1:
Class M1, 5.78% 4/25/35 (d)	156,285	156,368
Class M2, 5.82% 4/25/35 (d)	276,378	276,451
Class M3, 5.85% 4/25/35 (d)	67,449	67,425
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M4, 6.07% 4/25/35 (d)	$ 41,128	$ 32,080
Class M5, 6.09% 4/25/35 (d)	41,128	30,846
Class M6, 6.14% 4/25/35 (d)	64,159	45,232
Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	675,603	676,186
Series 2005-4 Class 1B1, 6.62% 5/25/35 (d)	278,394	267,867
Series 2005-7:
Class M1, 5.8% 11/25/35 (d)	152,297	149,944
Class M2, 5.84% 11/25/35 (d)	114,222	113,849
Class M3, 5.94% 11/25/35 (d)	571,112	445,468
Class M4, 5.98% 11/25/35 (d)	272,865	204,649
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7544% 11/25/33 (d)	3,081,435	3,059,600
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.42% 12/10/43 (a)(d)	865,000	865,979
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	564,894	567,252
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (d)	1,347,069	1,347,281
Series 2006-GP1 Class A1, 5.41% 5/25/46 (d)	1,004,198	1,003,868
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (d)	40,960	41,268
Class 2A1, 5.7% 11/25/34 (d)	81,477	81,726
Class 2A2, 5.76% 11/25/34 (d)	17,937	18,005
Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	107,784	107,994
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2347% 8/25/17 (d)	407,329	411,646
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (d)	1,015,000	848,168
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (d)	84,711	84,806
Class 2A2, 5.7981% 3/25/28 (d)	30,254	30,223
Series 2003-B Class A1, 5.66% 4/25/28 (d)	87,875	87,295
Series 2003-D Class A, 5.63% 8/25/28 (d)	405,555	405,711
Series 2003-E Class A2, 5.7181% 10/25/28 (d)	161,077	161,340
Series 2003-F Class A2, 5.6538% 10/25/28 (d)	158,952	159,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2004-A Class A2, 5.5638% 4/25/29 (d)	$ 222,820	$ 222,707
Series 2004-B Class A2, 5.65% 6/25/29 (d)	202,304	202,383
Series 2004-C Class A2, 5.68% 7/25/29 (d)	254,631	254,934
Series 2004-D Class A2, 5.6738% 9/25/29 (d)	277,953	278,129
Series 2004-E Class A2D, 5.8638% 11/25/29 (d)	299,520	300,987
Series 2004-G Class A2, 5.6934% 11/25/29 (d)	104,516	104,557
Series 2005-A Class A2, 5.6381% 2/25/30 (d)	316,223	316,843
Series 2005-B Class A2, 5.61% 7/25/30 (d)	277,842	277,994
Series 2003-G Class XA1, 1% 1/25/29 (f)	976,747	2,250
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (d)	352,567	353,992
Class A2, 5.77% 12/25/34 (d)	476,229	479,056
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,343,846	1,346,464
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (d)	920,000	919,922
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (d)	980,000	936,629
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.54% 9/10/33 (d)	2,495,000	2,498,371
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.47% 6/10/11 (d)	1,250,000	1,250,013
Class C, 6.01% 6/10/42 (d)	390,000	389,756
Series 3 Class C, 6.16% 6/10/42 (d)	1,030,000	1,030,000
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.81% 6/10/42 (d)	1,600,000	1,600,480
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.69% 6/10/42 (d)	1,685,000	1,684,142
Permanent Financing No. 8 PLC floater:
Series 8:
Class 2A, 5.43% 6/10/14 (d)	2,945,000	2,945,669
Class 2C, 5.76% 6/10/42 (d)	2,350,000	2,348,383
Class 3C, 5.88% 6/10/42 (d)	910,000	910,451
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.76% 7/17/42 (d)	2,645,000	2,643,863
Series 2007-1 Class 4A, 5.44% 10/15/33 (d)	3,450,000	3,449,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (d)	2,127,992	2,125,997
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 157,003	$ 158,348
Series 2004-SL2 Class A1, 6.5% 10/25/16	53,437	54,049
Series 2005-AR5 Class 1A1, 4.81% 9/19/35 (d)	416,572	421,631
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	76,837	76,224
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	924,634	1,137
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	154,284	154,281
Series 2004-1 Class A, 5.6906% 2/20/34 (d)	104,194	104,192
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	296,941	297,624
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	506,415	507,610
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	330,288	330,273
Series 2004-5 Class A3, 5.6409% 6/20/34 (d)	132,319	132,332
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	143,696	143,818
Class A3B, 5.84% 7/20/34 (d)	287,393	287,501
Series 2004-7:
Class A3A, 5.71% 8/20/34 (d)	179,635	179,897
Class A3B, 5.935% 7/20/34 (d)	348,806	349,626
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	539,834	541,239
Series 2005-1 Class A2, 5.6406% 2/20/35 (d)	286,115	286,671
Series 2005-2 Class A2, 5.6406% 3/20/35 (d)	477,252	477,944
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (d)	640,000	603,967
Class M4, 5.69% 9/25/36 (d)	960,000	833,844
Class M7, 6.12% 9/25/36 (d)	330,000	213,433
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(d)	81,699	81,540
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(d)	1,155,000	323,400
Series 2007-GEL1 Class A2, 5.51% 1/25/37 (a)(d)	1,000,000	960,313
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.34% 9/25/36 (d)	2,255,000	2,252,634
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (d)	1,323,390	1,324,477
Series 2005-3 Class A4, 5.59% 10/25/35 (d)	2,004,718	2,002,847
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (d)	1,053,008	1,053,539
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	90,725	90,405
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2003-AR10 Class A7, 4.0583% 10/25/33 (d)	$ 690,000	$ 695,355
Series 2007-HY1 Class 4A1, 5.4807% 2/25/37 (d)	1,686,102	1,682,269
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	46,276	47,505
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.599% 7/25/36 (d)	1,930,000	1,940,347
Series 2004-M Class A3, 4.6649% 8/25/34 (d)	138,021	137,478
Series 2005-AR10 Class 2A2, 4.1098% 6/25/35 (d)	4,028,993	3,995,863
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (d)	1,754,453	1,741,846
TOTAL PRIVATE SPONSOR		123,691,265
U.S. Government Agency - 3.0%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (d)	81,642	82,103
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	230,283	229,894
Series 2003-24 Class PB, 4.5% 12/25/12	504,999	502,723
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	724,506	741,892
Series 2002-11 Class QF, 5.82% 3/25/32 (d)	112,190	113,463
Series 2002-36 Class FT, 5.82% 6/25/32 (d)	112,420	113,330
Series 2002-49 Class FB, 5.92% 11/18/31 (d)	1,186,700	1,206,919
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	260,037	267,713
Series 2002-64 Class FE, 5.67% 10/18/32 (d)	53,548	53,850
Series 2002-68 Class FH, 5.82% 10/18/32 (d)	2,229,504	2,256,736
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	72,310	72,842
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	532,684	548,407
Series 2003-11:
Class DF, 5.77% 2/25/33 (d)	54,285	54,687
Class EF, 5.77% 2/25/33 (d)	26,066	26,263
Series 2003-122 Class FL, 5.67% 7/25/29 (d)	412,273	413,888
Series 2004-33 Class FW, 5.72% 8/25/25 (d)	683,138	687,732
Series 2004-54 Class FE, 6.47% 2/25/33 (d)	508,219	509,714
Series 2005-72 Class FG, 5.57% 5/25/35 (d)	5,870,871	5,862,766
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	$ 2,847	$ 2,843
Series 2002-50 Class LE, 7% 12/25/29	486	484
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,162,628	1,171,659
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (d)	760,170	762,291
Series 2406:
Class FP, 6.3% 1/15/32 (d)	1,790,439	1,834,606
Class PF, 6.3% 12/15/31 (d)	1,727,481	1,770,013
Series 2410 Class PF, 6.3% 2/15/32 (d)	2,570,011	2,633,375
Series 2448 Class FT, 6.32% 3/15/32 (d)	1,166,063	1,195,487
Series 2526 Class FC, 5.72% 11/15/32 (d)	14,291	14,387
Series 2538 Class FB, 5.72% 12/15/32 (d)	142,341	143,578
Series 2551 Class FH, 5.77% 1/15/33 (d)	50,613	50,995
Series 2553 Class FB, 5.82% 3/15/29 (d)	2,173,163	2,185,954
Series 2577 Class FW, 5.82% 1/15/30 (d)	1,487,209	1,496,953
Series 2650 Class FV, 5.72% 12/15/32 (d)	1,481,099	1,490,950
Series 2861 Class JF, 5.62% 4/15/17 (d)	651,895	655,198
Series 2994 Class FB, 5.47% 6/15/20 (d)	520,690	520,909
Series 3066 Class HF, 0% 1/15/34 (d)	45,825	51,239
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	229,694	229,750
Series 2676 Class KN, 3% 12/15/13	151,708	151,119
Series 2776 Class UJ, 4.5% 5/15/20 (f)	96,151	808
Series 1803 Class A, 6% 12/15/08	156,865	157,053
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (d)	84,420	84,951
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	109,122	109,605
TOTAL U.S. GOVERNMENT AGENCY		30,459,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $156,702,501)		154,150,394
Commercial Mortgage Securities - 7.3%
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (a)(d)	$ 61,614	$ 62,009
Series 2005-BBA6 Class G, 5.74% 1/15/19 (a)(d)	87,320	87,328
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(d)	475,000	475,152
Class C, 5.63% 3/15/22 (a)(d)	200,000	200,069
Class D, 5.68% 3/15/22 (a)(d)	205,000	205,107
Class E, 5.72% 3/15/22 (a)(d)	390,000	389,570
Class F, 5.79% 3/15/22 (a)(d)	200,000	199,905
Class G, 5.85% 3/15/22 (a)(d)	130,000	129,857
Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(d)	170,000	169,720
Class F, 5.63% 10/15/19 (a)(d)	325,000	324,250
Class G, 5.65% 10/15/19 (a)(d)	125,000	124,628
Class JCP, 5.82% 10/15/19 (a)(d)	10,882	10,738
Bayview Commercial Asset Trust floater:
Series 2003-2 Class A, 5.9% 12/25/33 (a)(d)	421,687	421,828
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	260,940	261,103
Class B, 7.22% 4/25/34 (a)(d)	43,490	43,599
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(d)	343,650	344,241
Class M1, 5.9% 8/25/34 (a)(d)	110,075	110,351
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	504,486	505,274
Class A2, 5.74% 1/25/35 (a)(d)	59,351	59,444
Class M1, 5.82% 1/25/35 (a)(d)	89,027	89,236
Class M2, 6.32% 1/25/35 (a)(d)	59,351	59,657
Series 2005-2A:
Class A1, 5.63% 8/25/35 (a)(d)	788,641	782,019
Class M1, 5.75% 8/25/35 (a)(d)	142,340	141,225
Class M2, 5.8% 8/25/35 (a)(d)	238,516	239,243
Class M3, 5.82% 8/25/35 (a)(d)	130,799	128,852
Class M4, 5.93% 8/25/35 (a)(d)	119,258	117,606
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(d)	669,570	672,126
Class A2, 5.72% 11/25/35 (a)(d)	275,002	275,964
Class M1, 5.76% 11/25/35 (a)(d)	95,653	95,300
Class M2, 5.81% 11/25/35 (a)(d)	131,523	130,931
Class M3, 5.83% 11/25/35 (a)(d)	119,566	117,963
Class M4, 5.92% 11/25/35 (a)(d)	147,465	144,403
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(d)	$ 935,469	$ 937,807
Class B1, 6.72% 1/25/36 (a)(d)	85,043	85,986
Class M1, 5.77% 1/25/36 (a)(d)	340,170	341,393
Class M2, 5.79% 1/25/36 (a)(d)	85,043	85,348
Class M3, 5.82% 1/25/36 (a)(d)	170,085	170,696
Class M4, 5.93% 1/25/36 (a)(d)	85,043	85,308
Class M5, 5.97% 1/25/36 (a)(d)	85,043	85,109
Class M6, 6.02% 1/25/36 (a)(d)	85,043	84,803
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(d)	1,540,397	1,540,396
Class A2, 5.6% 7/25/36 (a)(d)	259,617	259,814
Class B1, 6.19% 7/25/36 (a)(d)	95,193	91,582
Class B3, 8.02% 7/25/36 (a)(d)	155,770	142,694
Class M1, 5.63% 7/25/36 (a)(d)	272,598	267,572
Class M2, 5.65% 7/25/36 (a)(d)	194,713	195,068
Class M3, 5.67% 7/25/36 (a)(d)	151,443	148,318
Class M4, 5.74% 7/25/36 (a)(d)	103,847	100,454
Class M5, 5.79% 7/25/36 (a)(d)	125,482	121,161
Class M6, 5.86% 7/25/36 (a)(d)	199,040	184,328
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(d)	1,224,987	1,224,987
Class B1, 6.12% 10/25/36 (a)(d)	144,941	143,582
Class B2, 6.67% 10/25/36 (a)(d)	93,510	92,648
Class B3, 7.92% 10/25/36 (a)(d)	168,319	161,849
Class M4, 5.75% 10/25/36 (a)(d)	144,941	144,443
Class M5, 5.8% 10/25/36 (a)(d)	182,345	181,120
Class M6, 5.88% 10/25/36 (a)(d)	360,015	355,909
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(d)	339,787	339,310
Class B1, 5.99% 3/25/37 (a)(d)	110,072	108,421
Class B2, 6.47% 3/25/37 (a)(d)	76,572	75,208
Class B3, 8.67% 3/25/37 (a)(d)	224,930	219,025
Class M1, 5.59% 3/25/37 (a)(d)	90,929	90,716
Class M2, 5.61% 3/25/37 (a)(d)	67,000	66,843
Class M3, 5.64% 3/27/37 (a)(d)	62,215	62,069
Class M4, 5.69% 3/25/37 (a)(d)	47,857	47,566
Class M5, 5.74% 3/25/37 (a)(d)	76,572	75,866
Class M6, 5.82% 3/25/37 (a)(d)	105,286	103,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(d)	$ 73,707	$ 72,601
Class B2, 6.92% 7/25/37 (a)(d)	186,723	183,922
Class B3, 9.32% 7/25/37 (a)(d)	98,275	96,801
Class M1, 5.63% 7/25/37 (a)(d)	63,879	63,520
Class M2, 5.66% 7/25/37 (a)(d)	68,793	68,406
Class M3, 5.69% 7/25/37 (a)(d)	108,103	107,360
Class M4, 5.82% 7/25/37 (a)(d)	171,982	170,477
Class M5, 5.92% 7/25/37 (a)(d)	83,534	82,699
Class M6, 6.12% 7/25/37 (a)(d)	63,879	63,240
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(d)	165,000	165,000
Class E, 5.62% 3/15/22 (a)(d)	870,000	870,000
Class F, 5.67% 5/15/22 (a)(d)	535,000	535,000
Class G, 5.72% 3/15/22 (a)(d)	135,000	135,000
Class H, 5.87% 3/15/22 (a)(d)	165,000	165,000
Class J, 6.02% 3/15/22 (a)(d)	165,000	165,000
Class MS-6, 6.22% 3/15/22 (a)(d)	335,000	335,000
Class MS5, 5.97% 3/15/22 (a)(d)	600,000	600,000
Class X-1M, 1.12% 3/15/22 (a)(f)	18,625,725	174,616
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(d)	1,000,000	1,000,757
Class H, 7.57% 11/15/14 (a)(d)	150,000	150,018
Commercial Mortgage pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	1,005,000	1,004,586
Class C, 5.59% 4/15/17 (a)(d)	425,000	424,721
Class D, 5.63% 4/15/17 (a)(d)	345,000	344,718
Class E, 5.69% 4/15/17 (a)(d)	260,000	259,692
Class F, 5.73% 4/15/17 (a)(d)	145,000	144,757
Class G, 5.87% 4/15/17 (a)(d)	145,000	144,757
Class H, 5.94% 4/15/17 (a)(d)	145,000	144,318
Class J, 6.17% 4/15/17 (a)(d)	50,000	49,614
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	286,269	286,289
Class C, 5.62% 11/15/17 (a)(d)	572,538	572,641
Class D, 5.66% 11/15/17 (a)(d)	99,240	99,218
Class E, 5.71% 11/15/17 (a)(d)	152,677	152,587
Class F, 5.77% 11/15/17 (a)(d)	137,409	137,167
Class G, 5.82% 11/15/17 (a)(d)	217,565	217,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (d)	$ 1,135,000	$ 1,137,194
Series 2007-FL14:
Class F, 5.82% 6/15/22 (a)(d)	1,312,702	1,311,061
Class G, 5.87% 6/15/22 (a)(d)	209,633	209,371
Class H, 6.02% 6/15/22 (a)(d)	209,633	209,371
Class MLK1, 6.12% 6/15/22 (a)(d)	565,000	564,294
Class MLK2, 6.32% 6/15/22 (a)(d)	315,000	314,606
Class MLK3, 6.52% 6/15/22 (a)(d)	380,000	379,525
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 5.67% 4/15/22 (d)	1,775,000	1,772,227
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2005-TF3A Class A2, 5.6% 11/15/20 (d)	2,606,767	2,606,874
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.47% 2/15/22 (a)(d)	685,000	684,144
Series 2007-TFL1:
Class C:
5.49% 2/15/22 (a)(d)	740,000	738,616
5.59% 2/15/22 (a)(d)	265,000	264,173
Class F, 5.64% 2/15/22 (a)(d)	530,000	528,013
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.49% 11/15/36 (a)(d)	540,000	537,287
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(d)	300,000	299,809
Class E, 5.65% 4/15/21 (a)(d)	300,000	299,809
Class G, 5.74% 4/15/21 (a)(d)	300,000	299,566
Class H, 6.05% 4/15/21 (a)(d)	300,000	298,590
Class J, 6.12% 4/15/21 (a)(d)	200,000	198,461
Class K, 6.52% 4/15/21 (a)(d)	1,005,000	994,627
Greenwich Capital Commercial Funding Corp. floater:
Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(d)	180,000	180,000
6.57% 10/5/20 (a)(d)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(d)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(d)	550,000	550,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp. floater: - continued
Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(d)	$ 1,815,000	$ 1,814,398
Class B, 5.51% 11/5/21 (a)(d)	670,000	669,301
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(d)	145,000	144,988
Class D, 5.6% 6/6/20 (a)(d)	1,400,000	1,398,037
Class E, 5.69% 6/6/20 (a)(d)	800,000	797,719
Class F, 5.76% 6/6/20 (a)(d)	575,000	562,908
Series 2007-EOP:
Class C, 5.64% 3/1/20 (a)(d)	440,000	437,250
Class D, 5.69% 3/1/20 (a)(d)	130,000	129,188
Class E, 5.76% 3/1/20 (a)(d)	220,000	218,625
Class F, 5.8% 3/1/20 (a)(d)	110,000	109,313
Class G, 5.84% 3/1/20 (a)(d)	55,000	54,656
Class H, 5.97% 3/1/20 (a)(d)	90,000	89,100
Class J:
6.17% 3/1/20 (a)(d)	130,000	128,700
6.37% 3/1/20 (a)(d)	90,000	89,100
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (a)(d)	3,000,000	3,010,580
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,535,000	1,534,366
Class B, 5.49% 11/15/18 (a)(d)	414,371	413,959
Class C, 5.53% 11/15/18 (a)(d)	294,319	293,845
Class D, 5.55% 11/15/18 (a)(d)	104,561	104,354
Class E, 5.6% 11/15/18 (a)(d)	154,905	154,398
Class F, 5.65% 11/15/18 (a)(d)	232,357	231,171
Class G, 5.68% 11/15/18 (a)(d)	201,376	198,492
Class H, 5.82% 11/15/18 (a)(d)	154,905	151,290
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	875,000	859,226
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(d)	435,000	425,876
Series 2006-LLFA:
Class F, 5.66% 9/15/21 (a)(d)	291,191	290,011
Class G, 5.68% 9/15/21 (a)(d)	648,135	644,202
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	121,422
Commercial Mortgage Securities - continued
	Principal Amount	Value
ML-CFC Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.44% 12/12/49 (d)	$ 1,180,000	$ 1,178,634
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 5.52% 7/17/17 (a)(d)	1,319,592	1,319,585
Series 2007-XLFA:
Class A2, 5.42% 10/15/20 (a)(d)	1,225,000	1,224,993
Class B, 5.45% 10/15/20 (a)(d)	440,000	439,998
Class C, 5.48% 10/15/20 (a)(d)	330,000	329,998
Class D, 5.51% 10/15/20 (a)(d)	265,000	264,999
Class E, 5.57% 10/15/20 (a)(d)	330,000	329,998
Class F, 5.62% 10/15/20 (a)(d)	195,000	194,999
Class G, 5.66% 10/15/20 (a)(d)	245,000	244,999
Class H, 5.75% 10/15/20 (a)(d)	155,000	154,999
Class J, 6.32% 10/15/20 (a)(d)	175,000	174,059
Class MHRO, 6.01% 10/15/20 (a)(d)	474,674	474,671
Class MJPM, 6.32% 10/15/20 (a)(d)	167,951	167,950
Class MSTR, 6.02% 10/15/20 (a)(d)	260,000	259,998
Class NHRO, 6.21% 10/15/20 (a)(d)	730,268	710,673
Class NSTR, 6.17% 10/15/20 (a)(d)	240,000	234,240
Series 2007-XLC1:
Class C, 5.92% 7/17/17 (a)(d)	1,092,247	1,051,958
Class D, 6.02% 7/17/17 (a)(d)	513,998	494,782
Class E, 6.12% 7/17/17 (a)(d)	415,153	397,847
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class D, 5.58% 8/15/19 (a)(d)	149,863	149,894
Class E, 5.6% 8/15/19 (a)(d)	245,000	245,239
Class F, 5.64% 8/15/19 (a)(d)	170,000	170,202
Class G, 5.69% 8/15/19 (a)(d)	120,000	120,149
Class H, 5.71% 8/15/19 (a)(d)	100,000	100,078
Class J, 5.78% 8/15/19 (a)(d)	75,000	74,975
Class K, 5.97% 8/15/19 (a)(d)	420,000	415,103
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(d)	570,000	569,996
Class D, 5.57% 7/15/19 (a)(d)	1,345,000	1,345,666
Class E, 5.61% 7/15/19 (a)(d)	1,450,000	1,449,030
Class F, 5.64% 7/15/19 (a)(d)	535,000	533,166
Class G, 5.68% 7/15/19 (a)(d)	385,000	383,766
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(d)	270,958	271,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A Class D, 5.75% 10/15/17 (a)(d)	$ 295,951	$ 295,952
Series 2006-WL7A:
Class F, 5.66% 8/11/18 (a)(d)	1,235,000	1,231,707
Class G, 5.68% 8/11/18 (a)(d)	1,170,000	1,166,044
Class J, 5.92% 8/11/18 (a)(d)	260,000	253,883
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,397,323)		73,041,570
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.83% 1/13/09 (d) (Cost $1,320,222)	1,313,000	1,320,222
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.6066% 11/9/07 (d) (Cost $2,000,000)	2,000,000	2,000,282
Fixed-Income Funds - 25.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $259,817,448)	2,613,124	255,014,810
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) # (Cost $30,832,000)	$ 30,836,536	30,832,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,024,872,536)		1,006,916,596
NET OTHER ASSETS - (0.5)%		(5,450,599)
NET ASSETS - 100%		$ 1,001,465,997
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 111,509,813	$ 38,290
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,560,663	(102,616)
113 Eurodollar 90 Day Index Contracts	March 2008	111,604,450	(68,252)
TOTAL EURODOLLAR CONTRACTS			$ (132,578)
Sold
Eurodollar Contracts
4 Eurodollar 90 Day Index Contracts	June 2008	3,951,450	4,609
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,963,738	3,151
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,725	1,417
1 Eurodollar 90 Day Index Contracts	March 2009	987,750	771
TOTAL EURODOLLAR CONTRACTS			9,948
			$ (122,630)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5,
Class B3, 7.32% 8/25/37

	Sept. 2037	$ 600,000	$ (366,220)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(70,814)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Jan. 2036	600,000	(265,230)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 500,000	$ (404,714)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	183,497	(70,846)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	109,274	(87,178)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(360,061)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(106,671)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	(15,789)
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	900,000	(15,157)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	200,000	(3,201)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	$ 200,000	$ (3,143)
Receive quarterly notional amount multiplied by .76% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	500,000	(7,857)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(16,528)
TOTAL CREDIT DEFAULT SWAPS		9,112,771	(1,793,409)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2008	4,000,000	(43,127)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	5,655,000	(61,442)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	4,450,000	(48,906)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 10,000,000	$ (186,475)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	10,000,000	(461,861)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	10,000,000	(461,431)
TOTAL TOTAL RETURN SWAPS		44,105,000	(1,263,242)
		$ 53,217,771	$ (3,056,651)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,965,833 or 15.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,019.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,832,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 747,585
Banc of America Securities LLC	6,653,351
Bank of America, NA	1,877,404
Barclays Capital, Inc.	3,443,405
Bear Stearns & Co., Inc.	3,289,376
Countrywide Securities Corp.	2,410,963
Ing Financial Markets Llc	2,990,341
Societe Generale, New York Branch	2,990,341
UBS Securities LLC	5,233,097
WestLB AG	1,196,137
$ 30,832,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 14,678,690

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 27,465,319	$ 255,014,810	1.7%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.0%
United Kingdom	11.8%
Cayman Islands	1.4%
Spain	1.2%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $2,436,121 of which $1,917,431 and $518,690 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $30,832,000) - See accompanying schedule: Unaffiliated issuers (cost $765,055,088)	$ 751,901,786
Fidelity Central Funds (cost $259,817,448)	255,014,810
Total Investments (cost $1,024,872,536)		$ 1,006,916,596
Cash		91
Receivable for investments sold		117,697
Receivable for swap agreements		7,894
Receivable for fund shares sold		1,247,297
Interest receivable		3,600,400
Distributions receivable from Fidelity Central Funds		1,333,888
Receivable for daily variation on futures contracts		3,750
Other receivables		24,679
Total assets		1,013,252,292

Liabilities
Payable for investments purchased Regular delivery	$ 3,102,401
Delayed delivery	460,000
Payable for fund shares redeemed	4,373,362
Distributions payable	396,327
Swap agreements, at value	3,056,651
Accrued management fee	276,854
Distribution fees payable	2,309
Other affiliated payables	118,391
Total liabilities		11,786,295

Net Assets		$ 1,001,465,997
Net Assets consist of:
Paid in capital		$ 1,025,316,779
Undistributed net investment income		539,837
Accumulated undistributed net realized gain (loss) on investments		(3,255,398)
Net unrealized appreciation (depreciation) on investments		(21,135,221)
Net Assets		$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,734,615 ÷ 1,399,083 shares)	$ 9.82

Maximum offering price per share (100/98.50 of $9.82)	$ 9.97
Class T: Net Asset Value and redemption price per share ($4,817,531 ÷ 490,826 shares)	$ 9.82

Maximum offering price per share (100/98.50 of $9.82)	$ 9.97
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($974,601,626 ÷ 99,298,589 shares)	$ 9.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,312,225 ÷ 847,021 shares)	$ 9.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2007

Investment Income
Interest		$ 41,462,873
Income from Fidelity Central Funds		14,678,690
Total income		56,141,563

Expenses
Management fee	$ 3,177,740
Transfer agent fees	1,011,190
Distribution fees	20,733
Fund wide operations fee	319,407
Independent trustees' compensation	3,214
Miscellaneous	1,798
Total expenses before reductions	4,534,082
Expense reductions	(19,809)	4,514,273
Net investment income		51,627,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(290,068)
Fidelity Central Funds	(248,412)
Futures contracts	(703,239)
Swap agreements	171,901
Capital gain distributions from Fidelity Central Funds	32,406
Total net realized gain (loss)		(1,037,412)
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,018,278)
Futures contracts	491,969
Swap agreements	(3,108,720)
Total change in net unrealized appreciation (depreciation)		(20,635,029)
Net gain (loss)		(21,672,441)
Net increase (decrease) in net assets resulting from operations		$ 29,954,849

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,627,290	$ 38,252,086
Net realized gain (loss)	(1,037,412)	(1,106,422)
Change in net unrealized appreciation (depreciation)	(20,635,029)	76,542
Net increase (decrease) in net assets resulting from operations	29,954,849	37,222,206
Distributions to shareholders from net investment income	(51,625,727)	(38,283,502)
Share transactions - net increase (decrease)	161,604,013	(51,227,531)
Redemption fees	39,619	28,307
Total increase (decrease) in net assets	139,972,754	(52,260,520)

Net Assets
Beginning of period	861,493,243	913,753,763
End of period (including undistributed net investment income of $539,837 and undistributed net investment income of $106,939, respectively)	$ 1,001,465,997	$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.198)	(.009)	(.026)	.011
Total from investment operations	.295	.391	.197	.024
Distributions from net investment income	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capitalE, J	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets, F, I
Expenses before reductions	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.66%	.70%	.70%	.70% A
Net investment income	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.199)	(.011)	(.025)	.010
Total from investment operations	.292	.393	.197	.023
Distributions from net investment income	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69%	.68%	.70%	.70% A
Net investment income	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.516	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.210)	(.011)	(.026)	.029	.052
Total from investment operations	.306	.416	.215	.151	.189
Distributions from net investment income	(.516)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	(.003)	-	-
Total distributions	(.516)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	- I	.001	.004
Net asset value, end of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	3.09%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45%	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.45%	.45%	.53%	.55%	.55% A
Net investment income	5.17%	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 974,602	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	29%	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.206)	(.008)	(.026)	.010
Total from investment operations	.304	.412	.214	.025
Distributions from net investment income	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.48%	.49%	.55%	.55% A
Net investment income	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2007

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 632,219
Unrealized depreciation	(20,350,264)
Net unrealized appreciation (depreciation)	(19,718,045)
Capital loss carryforward	(2,436,121)

Cost for federal income tax purposes	$ 1,026,634,641

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Ordinary Income	$ 51,625,727	$ 38,283,502

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments,

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $399,912,272 and $239,443,351, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,333	$ 6,971
Class T	0%	.15%	6,400	157
			$ 20,733	$ 7,128

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,720
Class T	1,413
$ 11,133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,125.16
Class T	8,066.19
Ultra-Short Bond	980,311.10
Institutional Class	7,688.13
	$ 1,011,190

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,798 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,119. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 5,690

Annual Report

Notes to Financial Statements - continued

9. Credit Risk.

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2007	2006
From net investment income
Class A	$ 470,241	$ 126,997
Class T	210,443	141,086
Ultra-Short Bond	50,639,843	37,977,353
Institutional Class	305,200	38,066
Total	$ 51,625,727	$ 38,283,502

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007	2006	2007	2006
Class A
Shares sold	1,247,732	574,958	$ 12,475,671	$ 5,763,274
Reinvestment of distributions	37,250	10,043	371,847	100,637
Shares redeemed	(340,215)	(385,505)	(3,395,610)	(3,863,258)
Net increase (decrease)	944,767	199,496	$ 9,451,908	$ 2,000,653

Annual Report

12. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007	2006	2007	2006
Class T
Shares sold	388,444	357,260	$ 3,878,571	$ 3,579,216
Reinvestment of distributions	19,812	13,205	197,787	132,333
Shares redeemed	(378,796)	(312,176)	(3,788,237)	(3,129,874)
Net increase (decrease)	29,460	58,289	$ 288,121	$ 581,675
Ultra-Short Bond
Shares sold	59,380,876	39,226,057	$ 593,653,669	$ 393,000,678
Reinvestment of distributions	4,599,590	3,400,651	45,902,034	34,072,273
Shares redeemed	(49,556,665)	(48,147,604)	(494,187,803)	(482,361,462)
Net increase (decrease)	14,423,801	(5,520,896)	$ 145,367,900	$ (55,288,511)
Institutional Class
Shares sold	970,636	190,577	$ 9,707,468	$ 1,908,425
Reinvestment of distributions	8,301	756	82,674	7,577
Shares redeemed	(330,344)	(43,621)	(3,294,058)	(437,350)
Net increase (decrease)	648,593	147,712	$ 6,496,084	$ 1,478,652

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 25, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 317 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Ultra-Short Bond. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Ultra-Short Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Ultra-Short Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew Dudley (42)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Bond. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley worked as a portfolio manager.

Robert Galusza (43)

Year of Election or Appointment: 2007

Vice President of Ultra-Short Bond. Mr. Galusza also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Galusza worked as an analyst and a portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2002

Secretary of Ultra-Short Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Ultra-Short Bond. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Ultra-Short Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Ultra-Short Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Ultra-Short Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Ultra-Short Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Ultra-Short Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Ultra-Short Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Distributions

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $28,899,333 of distributions paid during the period January 1, 2007 to July 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class A, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class A show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 18% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

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Fidelity Advisor

Ultra-Short Bond

Fund - Class A and Class T

Annual Report

July 31, 2007

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Life of fund A
Class A (incl. 1.50% sales charge) B	1.43%	2.19%
Class T (incl. 1.50% sales charge) C	1.40%	2.19%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Class T on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund during the period covered by this report, and Robert Galusza, who became Lead Portfolio Manager of the fund on July 1, 2007. Dudley remained on the fund as Co-Manager.

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

During the past year, the fund's Class A and Class T shares gained 2.97% and 2.95%, respectively (excluding sales charges), while the Lehman Brothers 6 Month Swap Index returned 5.41%. The fund's significant underperformance stemmed largely from its sizable exposure to subprime mortgage securities. I held these securities - and others - both directly and indirectly through Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets I also manage and which is designed to outperform cash-like instruments with similar risk characteristics. Early on, the fund's modest stake in lower-quality subprime holdings faltered, reflecting weakness in the housing market. Recently, technical factors caused higher-quality securities - which made up the bulk of the fund's subprime stake - to join their lower-quality counterparts in a major sell-off amid a massive unwinding of leverage by investors. Also detracting were commercial mortgage-backed securities, which came under pressure as investors repriced risk. In contrast, our position in collateralized mortgage obligations served us well, as they outpaced the index. And while the fund's stake in corporate bonds cost us some ground because it lagged the index, select holdings in the sector performed well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,005.40	$ 3.23
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,005.10	$ 3.48
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,005.30	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,005.20	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.70%
Ultra-Short Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of July 31, 2007*	As of January 31, 2007**
U.S. Government and U.S. Government Agency Obligations 11.7%	U.S. Government and U.S. Government Agency Obligations 9.9%
AAA 30.3%	AAA 25.6%
AA 13.9%	AA 11.4%
A 12.2%	A 12.0%
BBB 22.4%	BBB 19.0%
BB and Below 0.3%	BB and Below 0.6%
Not Rated 2.1%	Not Rated 4.2%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 17.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2007
6 months ago
Years	2.0	1.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	0.4	0.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Corporate Bonds 15.8%		Corporate Bonds 14.9%
	U.S. Government and U.S. Government Agency Obligations 11.7%		U.S. Government and U.S. Government Agency Obligations 9.9%
	Asset-Backed Securities 39.3%		Asset-Backed Securities 37.3%
	CMOs and Other Mortgage Related Securities 26.0%		CMOs and Other Mortgage Related Securities 20.6%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 17.3%
* Foreign investments	16.0%	** Foreign investments	14.8%
* Futures and Swaps	16.6%	** Futures and Swaps	15.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.71% 3/13/09 (d)	$ 3,685,000	$ 3,684,985
5.79% 3/13/09 (d)	1,800,000	1,803,742
5.84% 9/10/07 (d)	1,230,000	1,230,540
		6,719,267
Media - 1.1%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,139,520
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (d)	2,330,000	2,334,126
5.61% 8/15/07 (a)(d)	4,000,000	4,000,040
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,001,600
Viacom, Inc. 5.71% 6/16/09 (d)	2,000,000	2,006,296
		11,481,582
TOTAL CONSUMER DISCRETIONARY		18,200,849
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 5.66% 6/1/10 (d)	2,200,000	2,200,988
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.56% 9/5/08 (d)	2,400,000	2,399,299
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	835,041
5.76% 9/15/09 (d)	2,200,000	2,202,339
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,660,930
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,891
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,304,837
		8,618,038
TOTAL ENERGY		11,017,337
FINANCIALS - 6.0%
Capital Markets - 1.2%
Bear Stearns Companies, Inc.:
5.5463% 2/1/12 (d)	745,000	727,985
5.76% 7/19/10 (d)	2,000,000	1,993,092
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (d)	$ 1,205,000	$ 1,201,988
Lehman Brothers Holdings, Inc. 5.5% 5/25/10 (d)	1,500,000	1,494,345
Merrill Lynch & Co., Inc. 5.59% 6/5/12 (d)	2,600,000	2,547,012
Morgan Stanley 5.61% 1/18/11 (d)	1,900,000	1,894,729
Royal Bank of Scotland PLC 5.66% 7/24/14 (d)	2,590,000	2,596,993
		12,456,144
Commercial Banks - 1.3%
Barclays Bank PLC:
5.56% 5/25/15 (d)	825,000	825,760
5.81% 9/11/13 (d)	3,500,000	3,516,037
DBS Bank Ltd. (Singapore) 5.58% 5/16/17 (a)(d)	2,000,000	1,991,780
HBOS plc 5.6306% 2/6/14 (d)	305,000	305,753
HSBC Holdings PLC 5.56% 10/6/16 (d)	500,000	500,613
ING Bank NV 5.61% 10/14/14 (d)	440,000	441,188
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	520,000	514,831
PNC Funding Corp. 5.4975% 1/31/12 (d)	2,400,000	2,399,035
Santander Issuances SA Unipersonal 5.72% 6/20/16 (a)(d)	1,900,000	1,909,411
Sovereign Bank 4.375% 8/1/13 (d)	500,000	494,350
		12,898,758
Consumer Finance - 1.4%
Capital One Financial Corp. 5.64% 9/10/09 (d)	2,260,000	2,261,180
General Electric Capital Corp. 5.4169% 5/10/10 (d)	2,845,000	2,848,144
MBNA Capital I 8.278% 12/1/26	810,000	843,553
MBNA Europe Funding PLC 5.46% 9/7/07 (a)(d)	2,720,000	2,720,359
SLM Corp.:
5.33% 4/18/08 (a)(d)	2,500,000	2,482,003
5.52% 7/26/10 (d)	2,770,000	2,609,911
		13,765,150
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(d)	1,745,000	1,745,002
Real Estate Investment Trusts - 0.7%
iStar Financial, Inc.:
5.47% 3/16/09 (d)	2,505,000	2,517,655
5.69% 3/9/10 (d)	2,000,000	2,002,710
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,313,188
		6,833,553
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	$ 880,000	$ 882,526
Thrifts & Mortgage Finance - 1.1%
Capmark Financial Group, Inc. 6.0069% 5/10/10 (a)(d)	2,000,000	2,003,884
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	722,056
Residential Capital Corp. 7.19% 4/17/09 (a)(d)	2,085,000	2,064,150
Residential Capital LLC 6.46% 5/22/09 (d)	1,500,000	1,426,176
Washington Mutual Bank 5.4463% 5/1/09 (d)	3,000,000	2,998,989
Washington Mutual, Inc. 5.5% 8/24/09 (d)	2,250,000	2,250,981
		11,466,236
TOTAL FINANCIALS		60,047,369
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,695,789
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp. 5.61% 6/15/10 (d)	1,710,000	1,710,193
TOTAL INFORMATION TECHNOLOGY		3,405,982
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 5.45% 5/15/08 (d)	3,000,000	3,002,184
BellSouth Corp. 5.46% 8/15/08 (d)	2,000,000	2,001,668
Deutsche Telekom International Finance BV 5.54% 3/23/09 (d)	1,725,000	1,727,743
Telecom Italia Capital SA 5.97% 7/18/11 (d)	3,750,000	3,764,689
Telefonica Emisiones SAU:
5.66% 6/19/09 (d)	4,775,000	4,766,314
5.69% 2/4/13 (d)	3,000,000	2,956,114
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,581,110
		19,799,822
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.46% 6/27/08 (a)(d)	1,506,000	1,504,419
TOTAL TELECOMMUNICATION SERVICES		21,304,241
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.9%
Electric Utilities - 0.4%
Commonwealth Edison Co. 3.7% 2/1/08	$ 1,125,000	$ 1,114,909
Pepco Holdings, Inc. 5.5% 8/15/07	1,626,000	1,628,715
TXU Electric Delivery Co. 5.735% 9/16/08 (a)(d)	1,085,000	1,085,493
		3,829,117
Gas Utilities - 0.1%
NiSource Finance Corp. 5.93% 11/23/09 (d)	845,000	845,204
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.66% 9/28/07 (d)	2,470,000	2,470,326
Sempra Energy 4.75% 5/15/09	2,000,000	1,980,928
		4,451,254
TOTAL UTILITIES		9,125,575
TOTAL NONCONVERTIBLE BONDS (Cost $125,701,400)		125,302,341
U.S. Government Agency Obligations - 5.0%

Freddie Mac 4.75% 3/5/09 (c) (Cost $49,927,296)	50,000,000	49,859,826
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.8%
3.236% 9/1/33 (d)	468,295	460,158
3.668% 7/1/33 (d)	402,880	398,752
3.955% 5/1/34 (d)	528,720	522,998
4.239% 3/1/34 (d)	526,002	520,619
4.28% 10/1/33 (d)	40,238	40,039
4.282% 3/1/33 (d)	100,634	101,087
4.283% 6/1/34 (d)	1,276,866	1,263,769
4.302% 6/1/33 (d)	51,011	51,379
4.53% 10/1/35 (d)	69,282	69,129
4.555% 8/1/34 (d)	86,065	87,345
4.723% 3/1/35 (d)	30,174	30,305
4.87% 5/1/33 (d)	5,969	6,027
4.882% 10/1/35 (d)	213,765	212,980
4.889% 7/1/35 (d)	529,060	528,238
5.016% 7/1/34 (d)	42,975	42,845
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.087% 8/1/34 (d)	$ 75,908	$ 75,809
5.149% 9/1/35 (d)	3,008,199	2,997,358
5.176% 8/1/33 (d)	125,661	125,740
5.233% 5/1/36 (d)	212,825	212,764
5.258% 11/1/36 (d)	349,068	349,220
5.277% 4/1/36 (d)	596,355	601,712
5.294% 8/1/36 (d)	653,629	654,204
5.297% 7/1/35 (d)	48,851	49,215
5.342% 2/1/36 (d)	137,136	137,197
5.5% 11/1/16 to 2/1/19	3,285,144	3,263,340
5.533% 11/1/36 (d)	723,634	725,342
5.611% 10/1/35 (d)	272,108	273,269
5.831% 3/1/36 (d)	1,093,360	1,101,755
6.5% 7/1/16 to 3/1/35	1,806,234	1,843,891
7% 8/1/17 to 5/1/32	968,410	1,006,494
TOTAL FANNIE MAE		17,752,980
Freddie Mac - 0.3%
3.377% 7/1/33 (d)	1,002,476	992,278
4.043% 4/1/34 (d)	802,261	788,941
4.784% 3/1/33 (d)	43,326	43,858
4.922% 10/1/36 (d)	1,737,350	1,729,682
TOTAL FREDDIE MAC		3,554,759
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,453,593)		21,307,739
Asset-Backed Securities - 29.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	241,836	241,685
Series 2004-4 Class A2D, 5.67% 1/25/35 (d)	89,039	88,747
Series 2005-1 Class M1, 5.79% 4/25/35 (d)	1,545,000	1,519,481
Series 2007-1 Class A3, 5.45% 2/25/37 (d)	1,000,000	988,906
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (d)	150,838	150,938
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (d)	113,099	110,613
Class M2, 7.02% 11/25/33 (d)	56,558	55,160
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (d)	$ 27,542	$ 27,591
Class M2, 7.07% 6/25/33 (d)	50,000	50,304
Series 2003-NC1 Class M1, 6.1% 7/25/33 (d)	100,000	98,192
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	107,488	103,490
Class M2, 6.42% 2/25/34 (d)	175,000	161,894
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (d)	250,000	246,416
Class M3, 5.8% 4/25/35 (d)	145,000	141,815
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (d)	34,211	34,222
Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	84,033	83,560
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (d)	995,000	978,831
Class M1, 5.62% 5/25/36 (d)	915,000	868,417
Class M2, 5.64% 5/25/36 (d)	305,000	288,504
Class M3, 5.66% 5/25/36 (d)	240,000	217,893
Class M4, 5.72% 5/25/36 (d)	200,000	174,411
Class M5, 5.76% 5/25/36 (d)	295,000	247,140
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (d)	1,000,000	990,788
Class M1, 5.58% 1/25/37 (d)	755,000	719,062
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.37% 9/20/13 (d)	340,000	343,292
Series 2006-C1 Class C1, 5.8% 10/20/14 (d)	770,000	769,996
Series 2007-B1 Class B, 5.57% 12/22/14 (d)	1,725,000	1,727,744
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(d)	1,200,000	1,199,872
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (d)	410,000	411,223
Series 2004-5 Class B, 5.57% 4/16/12 (d)	2,150,000	2,150,136
Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	368,551	369,236
Series 2005-1 Class A, 5.35% 10/15/12 (d)	2,185,000	2,184,959
Series 2005-6 Class C, 5.57% 3/15/11 (a)(d)	2,680,000	2,681,367
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,488,918
Series 2006-RM Class A1, 5.37% 10/6/09	1,541,881	1,542,136
Series 2007-BF Class A2, 5.31% 1/6/11	1,230,000	1,230,625
Series 2007-CM Class A2, 5.43% 11/8/10	3,000,000	3,001,464
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.67% 2/25/33 (d)	474,619	473,993
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R11 Class M1, 5.98% 11/25/34 (d)	$ 560,000	$ 553,764
Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	85,000	83,831
Class M2, 5.8% 4/25/34 (d)	75,000	74,119
Series 2004-R8 Class M9, 8.07% 9/25/34 (d)	1,525,000	1,255,202
Series 2004-R9 Class M2, 5.97% 10/25/34 (d)	720,000	711,024
Series 2005-R1:
Class M1, 5.77% 3/25/35 (d)	770,000	753,102
Class M2, 5.8% 3/25/35 (d)	260,000	251,345
Series 2005-R2 Class M1, 5.77% 4/25/35 (d)	1,700,000	1,660,813
Series 2006-M3:
Class M7, 6.17% 10/25/36 (d)	705,000	615,113
Class M9, 7.32% 10/25/36 (d)	450,000	291,094
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	21,053	16,534
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(d)	1,500,000	1,500,766
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(d)	800,000	800,521
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.8739% 9/25/33 (d)	800,000	790,358
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,420,000	1,396,718
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	305,000	298,830
Class M2, 5.92% 5/25/34 (d)	250,000	246,596
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (d)	1,200,000	1,180,313
Class M2, 5.64% 5/25/36 (d)	1,265,000	1,196,599
Class M3, 5.66% 5/25/36 (d)	1,010,000	947,370
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (d)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (d)	230,000	226,248
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (d)	780,000	757,575
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (d)	1,165,025	1,165,511
Series 2003-HE6 Class M1, 5.97% 11/25/33 (d)	215,000	212,310
Series 2004-HE6 Class A2, 5.68% 6/25/34 (d)	305,093	301,661
Series 2005-HE1 Class M1, 5.82% 3/25/35 (d)	540,000	530,943
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (d)	1,105,000	1,088,705
Class M2, 5.82% 3/25/35 (d)	275,000	270,529
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2007-HE1 Class A4, 5.46% 12/25/36 (d)	$ 1,000,000	$ 994,688
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	3,165,000	3,161,669
Series 2007-C2 Class C2, 5.59% 9/17/12 (d)	2,050,000	2,050,504
Bank One Issuance Trust:
Series 2003-C4 Class C4, 6.35% 2/15/11 (d)	2,010,000	2,024,296
Series 2004-C1 Class C1, 5.82% 11/15/11 (d)	25,000	25,114
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (d)	369,809	369,925
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	177,675	177,758
Bear Stearns Asset Backed Securities Trust:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (d)	390,000	369,203
Class M3, 6.37% 9/25/34 (d)	265,000	245,890
Class M4, 6.52% 9/25/34 (d)	225,000	203,957
Series 2004-HE9 Class M2, 6.52% 11/25/34 (d)	490,000	461,770
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (d)	840,950	832,470
Class M2, 6.07% 2/25/35 (d)	330,000	305,394
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.37% 12/26/24 (d)	2,375,570	2,375,477
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (d)	215,000	204,508
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (d)	850,000	853,621
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (a)(d)	2,700,000	2,700,360
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.43% 8/15/11 (d)	1,260,082	1,260,400
Series 2006-B Class A2, 5.53% 4/15/09	444,204	444,190
Series 2007-A Class A2, 5.33% 5/17/10	930,000	930,409
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (d)	500,000	500,813
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,228,875
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (d)	1,125,000	1,130,709
Series 2004-B1 Class B1, 5.76% 11/15/11 (d)	1,180,000	1,186,372
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(d)	265,000	265,374
Class B, 6.07% 7/20/39 (a)(d)	140,000	140,981
Class C, 6.42% 7/20/39 (a)(d)	180,000	181,136
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (d)	$ 445,000	$ 287,637
Class M9, 7.22% 7/25/36 (d)	285,000	176,921
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	125,000	41,250
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (d)	1,000,000	992,390
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (d)	91,792	90,713
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(d)	460,711	458,075
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.12% 2/15/11 (d)	2,210,000	2,228,794
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (d)	1,645,000	1,651,557
Series 2006-C3 Class C3, 5.55% 6/15/11 (d)	1,975,000	1,975,639
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	274,590	272,705
Class D, 4.51% 11/20/12	209,796	208,174
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.46% 4/7/10 (d)	1,685,000	1,695,590
Series 2006-C4 Class C4, 5.54% 1/9/12 (d)	2,365,000	2,364,437
Series 2006-C6 Class C6, 5.65% 11/15/12 (d)	1,595,000	1,598,381
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,500,000	2,498,562
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.37% 4/25/46 (a)(d)	3,195,000	3,195,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	353,273	290,567
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (d)	22,398	22,409
Series 2003-BC1 Class M2, 8.0286% 9/25/32 (d)	196,139	189,970
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	375,000	369,554
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (d)	1,273,720	1,262,774
Class M1, 5.82% 6/25/34 (d)	100,000	98,432
Series 2004-4 Class M2, 5.85% 6/25/34 (d)	315,000	312,441
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (d)	369,922	369,806
Class MV1, 5.72% 7/25/35 (d)	435,000	422,375
Class MV2, 5.76% 7/25/35 (d)	525,000	513,170
Series 2005-AB1 Class A2, 5.53% 8/25/35 (d)	1,322,142	1,319,043
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	2,042,199	2,044,432
Asset-Backed Securities - continued
	Principal Amount	Value
CPS Auto Receivables Trust: - continued
Series 2006-C Class A2, 5.31% 3/15/10 (a)	$ 1,447,703	$ 1,447,842
Series 2007-A Class A1, 5.332% 3/17/08 (a)	438,603	438,572
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (d)	550,000	552,065
Series 2005-1 Class B, 5.47% 9/16/10 (d)	1,580,000	1,580,884
Series 2005-3 Class B, 5.51% 5/15/11 (d)	2,000,000	2,005,520
Series 2006-1 Class B1, 5.47% 8/16/11 (d)	1,845,000	1,847,023
Series 2006-2 Class B1, 5.44% 1/17/12 (d)	2,000,000	2,001,947
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,281,600	1,279,998
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.57% 5/28/35 (d)	80,751	79,754
Class AB3, 5.712% 5/28/35 (d)	32,052	31,577
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (d)	1,500,000	1,438,710
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (d)	880,000	862,537
Class M1, 5.63% 7/25/36 (d)	1,765,000	1,642,941
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	25,000	24,696
Class M4, 6.22% 3/25/34 (d)	24,349	24,147
Series 2004-FF8 Class M3, 6.27% 10/25/34 (d)	1,760,000	1,648,520
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (d)	990,000	951,329
Class M1, 5.58% 10/25/36 (d)	880,000	837,688
Series 2006-FF18 Class M1, 5.55% 12/25/37 (d)	3,500,000	3,321,115
Series 2007-FF1 Class M1, 5.55% 1/25/38 (d)	375,000	355,691
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	683,986	682,047
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (d)	1,375,000	1,375,102
Class B, 5.76% 5/15/10 (d)	1,110,000	1,111,647
Series 2006-3:
Class A, 5.5% 6/15/11 (d)	990,000	990,223
Class B, 5.77% 6/15/11 (d)	1,405,000	1,406,464
Fosse Master Issuer PLC Series 2007-1A Class C2, 0% 10/18/54 (a)(b)(d)	460,000	460,000
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	888,410	888,032
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (d)	$ 236,627	$ 82,819
Series 2004-B Class M1, 5.9% 5/25/34 (d)	205,000	200,976
Series 2004-C Class M1, 5.97% 8/25/34 (d)	540,000	528,572
Series 2005-A:
Class M1, 5.75% 1/25/35 (d)	225,000	219,768
Class M2, 5.78% 1/25/35 (d)	325,000	320,555
Class M3, 5.81% 1/25/35 (d)	175,000	171,704
Class M4, 6% 1/25/35 (d)	125,000	122,150
Series 2006-A:
Class M3, 5.7% 5/25/36 (d)	455,000	404,754
Class M4, 5.72% 5/25/36 (d)	685,000	588,587
Class M5, 5.82% 5/25/36 (d)	365,000	279,827
Series 2006-E Class M1, 5.58% 1/25/37 (d)	1,725,000	1,635,441
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(d)	960,000	957,220
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(d)	156,758	156,758
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (d)	925,000	925,649
Series 2006-1:
Class B, 5.43% 9/17/12 (d)	585,000	585,472
Class C, 5.56% 9/17/12 (d)	455,000	455,274
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,323,470
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (d)	2,490,000	2,490,000
Series 8 Class C, 5.65% 6/15/10 (d)	2,650,000	2,648,384
Series 9:
Class B, 5.47% 9/15/10 (d)	485,000	485,000
Class C, 5.63% 9/15/10 (d)	1,800,000	1,800,000
Granite Master Issuer PLC Series 2006-1A Class A4, 5.36% 12/20/30 (a)(d)	196,173	196,175
GSAMP Trust:
Series 2002-NC1 Class A2, 5.96% 7/25/32 (d)	2,606	2,597
Series 2003-FM1 Class M1, 6.55% 3/20/33 (d)	565,268	565,564
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (d)	168,544	166,143
Class M2, 6.72% 11/25/33 (d)	76,057	74,520
Series 2004-FM2 Class M1, 6.07% 1/25/34 (d)	232,499	228,978
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (d)	289,483	285,263
Class M2, 6.47% 5/25/34 (d)	150,000	148,880
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (d)	$ 2,045,000	$ 2,025,993
Series 2006-HE5 Class M7, 6.15% 8/25/36 (d)	1,495,000	1,018,526
Series 2006-NC2 Class M4, 5.67% 6/25/36 (d)	1,541,000	1,284,980
Series 2007-FM1 Class M1, 5.59% 12/25/36 (d)	1,000,000	961,070
Series 2007-FM2 Class M1, 5.6% 1/25/37 (d)	1,615,000	1,552,629
Series 2007-HE1 Class M1, 5.57% 3/25/47 (d)	335,000	317,593
Series 2007-NC1 Class M7, 6.27% 12/25/46 (d)	3,390,000	1,695,000
GSR Mortgage Loan Trust:
Series 2004-AHL Class A2D, 5.68% 8/25/34 (d)	178,621	178,649
Series 2005-6 Class A2, 5.53% 6/25/35 (d)	1,800,000	1,799,617
Series 2005-9 Class 2A1, 5.44% 8/25/35 (d)	395,292	395,007
Series 2005-HE2 Class M, 5.75% 3/25/35 (d)	1,220,000	1,187,492
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	653,910	653,608
Series 2005-NC1 Class M1, 5.77% 2/25/35 (d)	1,205,000	1,177,671
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(d)	651,189	605,606
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(d)	450,000	441,000
Class C, 5.87% 9/25/46 (a)(d)	1,150,000	1,104,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(d)	1,700,000	1,683,092
Holmes Master Issuer PLC Series 2007-2A Class 1C, 5.59% 7/15/21 (d)	1,640,000	1,640,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (d)	165,576	165,742
Series 2003-1 Class M1, 6.82% 6/25/33 (d)	524,845	525,274
Series 2003-2 Class M1, 6.64% 8/25/33 (d)	66,323	65,951
Series 2003-3 Class M1, 6.61% 8/25/33 (d)	320,568	318,068
Series 2003-4 Class M1, 6.52% 10/25/33 (d)	96,601	96,678
Series 2003-5:
Class A2, 5.67% 12/25/33 (d)	10,566	10,545
Class M1, 6.02% 12/25/33 (d)	160,000	158,438
Class M2, 7.05% 12/25/33 (d)	30,927	30,074
Series 2003-7:
Class A2, 5.7% 3/25/34 (d)	2,079	2,081
Class M1, 5.97% 3/25/34 (d)	795,000	790,362
Series 2003-8 Class M1, 6.04% 4/25/34 (d)	192,210	189,696
Series 2004-6 Class A2, 5.67% 12/25/34 (d)	18,234	18,243
Series 2005-1 Class M1, 5.75% 5/25/35 (d)	1,270,000	1,230,997
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (d)	259,937	259,937
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class M1, 5.77% 7/25/35 (d)	$ 890,000	$ 878,330
Series 2007-1 Class M1, 5.56% 5/25/37 (d)	1,940,000	1,875,175
Series 2007-3 Class 2A3, 5.56% 8/25/37 (d)	2,015,000	2,000,202
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (d)	86,560	84,970
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	597,362	597,289
Series 2006-2 Class A2, 5.61% 6/17/09	412,534	412,590
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,070,006
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	181,046	178,386
Class M2, 5.81% 1/20/35 (d)	134,778	132,755
Series 2005-3:
Class A1, 5.58% 1/20/35 (d)	412,581	409,744
Class M1, 5.74% 1/20/35 (d)	242,271	238,526
Series 2006-2:
Class M1, 5.59% 3/20/36 (d)	600,432	587,292
Class M2, 5.61% 3/20/36 (d)	991,246	968,972
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 5.62% 1/25/37 (d)	1,025,000	978,073
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.79% 6/25/35 (d)	492,536	484,104
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	139,583	139,560
JPMorgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	1,665,000	1,665,513
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.47% 12/25/36 (d)	3,000,000	2,921,250
Keycorp Student Loan Trust Series 1999-A Class A2, 5.69% 12/27/09 (d)	178,335	178,745
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	1,000,226	1,000,171
Series 2007-A Class A1, 5.335% 4/15/08	657,235	657,189
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.55% 6/25/33 (d)	462,597	461,883
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	337,423	337,270
Series 2005-1 Class M2, 5.85% 2/25/35 (d)	1,410,000	1,386,824
Series 2005-WL1 Class M2, 5.87% 6/25/35 (d)	660,000	660,462
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (d)	$ 1,435,000	$ 1,385,448
Class M4, 5.68% 7/25/36 (d)	425,000	357,647
Class M5, 5.71% 7/25/36 (d)	265,000	212,595
Series 2006-7 Class M10, 7.82% 8/25/36 (d)	675,000	202,500
MASTR Asset Backed Securities Trust:
Series 2004-HE1 Class M1, 5.97% 9/25/34 (d)	685,000	676,037
Series 2006-HE3 Class A2, 5.42% 8/25/36 (d)	1,140,000	1,125,572
Series 2007-WMC1 Class A4, 5.48% 1/25/37 (d)	1,380,000	1,365,985
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 5.82% 3/15/10 (d)	630,000	630,526
Series 2003-B1 Class B1, 5.76% 7/15/10 (d)	1,510,000	1,513,112
Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	125,000	125,333
Series 2003-B3 Class B3, 5.695% 1/18/11 (d)	1,550,000	1,555,642
Series 2003-B5 Class B5, 5.69% 2/15/11 (d)	2,000,000	2,007,078
Series 2003-C2 Class C2, 6.92% 6/15/10 (d)	2,000,000	2,013,322
Series 2005-C1 Class C, 5.73% 10/15/12 (d)	2,505,000	2,522,051
Series 2005-C2 Class C, 5.67% 2/15/13 (d)	2,505,000	2,516,617
Series 2005-C3 Class C, 5.59% 3/15/11 (d)	2,830,000	2,835,016
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (d)	200,000	200,387
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 6.07% 7/25/34 (d)	141,466	140,510
Class M2, 6.145% 7/25/34 (d)	11,233	11,173
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.57% 4/25/37 (d)	1,035,000	1,023,033
Class M1, 5.7% 4/25/37 (d)	1,355,000	1,315,927
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (d)	57,263	53,004
Series 2004-HE2 Class A1B, 5.79% 8/25/35 (d)	70,891	70,991
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (d)	1,055,000	1,051,208
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	114,935	114,935
Series 2003-NC10 Class M1, 6% 10/25/33 (d)	792,708	782,417
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	119,992	119,931
Series 2004-HE6 Class A2, 5.66% 8/25/34 (d)	79,986	79,999
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	347,703	340,993
Series 2005-1 Class M2, 5.79% 12/25/34 (d)	570,000	557,500
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (d)	150,000	145,263
Class M2, 5.79% 12/25/34 (d)	385,000	376,051
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (d)	$ 370,000	$ 358,201
Class M2, 5.76% 1/25/35 (d)	265,000	258,631
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (d)	325,000	314,750
Class M2, 5.79% 1/25/35 (d)	325,000	317,322
Class M3, 5.83% 1/25/35 (d)	325,000	312,167
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (d)	440,000	417,969
Class M2:
5.62% 6/25/36 (d)	770,000	730,507
5.63% 6/25/36 (d)	550,000	501,576
Class M4, 5.67% 6/25/36 (d)	1,160,000	1,017,047
Series 2006-HE5 Class B1, 6.29% 8/25/36 (d)	2,415,000	1,409,100
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (d)	279,043	279,218
Series 2001-NC1 Class M2, 6.925% 10/25/31 (d)	8,084	7,546
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	20,819	20,839
Series 2002-AM3 Class A3, 6.3% 2/25/33 (d)	14,114	14,121
Series 2002-HE1 Class M1, 6.22% 7/25/32 (d)	572,410	560,060
Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	100,000	99,947
Series 2002-OP1 Class M1, 6.445% 9/25/32 (d)	289,725	287,805
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (d)	2,050,000	2,045,011
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (d)	595,000	584,077
Class M2, 5.8% 3/25/35 (d)	595,000	586,093
Class M3, 5.84% 3/25/35 (d)	290,000	283,310
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (d)	157,665	157,679
Series 2005-A Class A4, 5.37% 8/15/11 (d)	2,210,000	2,210,196
Nomura Home Equity Loan Trust:
Series 2006-HE3:
Class M7, 6.12% 7/25/36 (d)	485,000	350,682
Class M8, 6.27% 7/25/36 (d)	340,000	218,322
Class M9, 7.17% 7/25/36 (d)	490,000	255,876
Series 2007-2 Class 2A3, 5.51% 2/25/37 (d)	947,000	938,562
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	100,000	98,093
Class M4, 6.295% 6/25/34 (d)	170,000	167,975
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 5.77% 12/25/33 (d)	$ 42,010	$ 42,226
Series 2007-1 Class A2C, 5.5% 3/25/37 (d)	805,000	761,480
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	965,000	928,813
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (d)	1,025,000	1,028,943
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (d)	815,000	789,548
Class M2, 6% 9/25/34 (d)	160,000	153,524
Class M3, 6.57% 9/25/34 (d)	310,000	293,060
Class M4, 6.77% 9/25/34 (d)	435,000	403,061
Series 2004-WWF1:
Class A5, 5.79% 1/25/35 (d)	6,172	6,094
Class M4, 6.42% 1/25/35 (d)	945,000	904,102
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (d)	9,352	9,354
Class M2, 5.84% 1/25/35 (d)	1,130,000	1,102,828
Class M3, 5.88% 1/25/35 (d)	425,000	409,727
Class M5, 6.2% 1/25/35 (d)	400,000	377,995
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (d)	910,000	761,657
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(d)	2,160,000	2,164,082
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(d)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (d)	1,300,000	1,237,425
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (d)	250,000	246,312
Class 2M3, 6.77% 6/25/34 (d)	250,000	221,402
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (d)	128,322	128,302
Series 2007-RZ1 Class A2, 5.48% 2/25/37 (d)	1,200,000	1,194,039
Residential Asset Securities Corp. Series 2004-KS10 Class AI2, 5.64% 3/25/29 (d)	1,118	1,118
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (d)	1,451	1,435
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 6.115% 3/25/35 (d)	640,000	631,197
Series 2004-2 Class MV1, 5.9% 8/25/35 (d)	327,280	324,762
Series 2007-1 Class A2C, 5.47% 2/25/37 (d)	1,000,000	984,375
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4 Class M1, 5.56% 11/25/36 (d)	$ 890,000	$ 846,390
Series 2007-HE1 Class M1, 5.57% 12/25/36 (d)	955,000	903,589
Series 2007-NC1 Class M1, 5.56% 12/25/36 (d)	2,035,000	1,934,483
Series 2007-NC2 Class M1, 5.55% 1/25/37 (d)	385,000	365,442
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(d)	2,213,840	2,213,829
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(d)	1,140,000	1,139,772
Class C, 5.7% 8/15/11 (a)(d)	520,000	519,896
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (d)	1,000,000	998,544
Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	260,000	251,673
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.49% 1/25/37 (d)	1,215,000	1,188,698
Class M1, 5.59% 1/25/37 (d)	1,180,000	1,116,230
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (d)	1,135,000	1,128,890
Series 2004-8 Class M5, 6.47% 9/25/34 (d)	290,000	278,867
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(d)	485,000	470,312
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	25,222	24,871
Series 2007-BC1 Class M1, 5.55% 2/25/37 (d)	3,195,000	3,071,293
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.42% 9/15/11 (d)	2,735,000	2,731,647
Class B, 5.6% 9/15/11 (d)	1,625,000	1,627,627
Series 2007-AE1:
Class A, 5.42% 1/15/12 (d)	400,000	399,889
Class B, 5.62% 1/15/12 (d)	335,000	334,907
Class C, 5.92% 1/15/12 (d)	420,000	419,996
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	675,000	678,077
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	980,000	987,813
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.42% 6/15/12 (d)	1,015,000	1,015,000
Class B, 5.54% 6/15/12 (d)	790,000	790,000
Class C, 5.82% 6/15/12 (d)	470,000	470,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (d)	21,802	21,564
Series 2003-6HE Class A1, 5.79% 11/25/33 (d)	17,086	17,145
Series 2005-14HE Class AF1, 5.46% 8/25/36 (d)	90,678	90,678
Asset-Backed Securities - continued
	Principal Amount	Value
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	$ 643,062	$ 642,957
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(d)	2,165,000	2,160,518
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	278,277	278,321
Series 2007-A Class A2, 5.46% 6/15/10	1,245,000	1,247,110
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	1,743,721	1,743,405
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(d)	3,025,000	3,024,364
Series 2007-C1 Class C1, 5.72% 5/15/14 (a)(d)	1,595,000	1,594,984
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	165,867	165,048
Series 2004-4 Class D, 3.58% 5/17/12	154,808	153,664
Series 2005-1 Class D, 4.09% 8/15/12	165,032	163,758
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (a)(d)	1,696,801	1,696,801
TOTAL ASSET-BACKED SECURITIES (Cost $303,720,753)		294,087,412
Collateralized Mortgage Obligations - 15.4%

Private Sponsor - 12.4%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (d)	1,000,000	943,438
Class M1, 5.57% 11/25/36 (d)	530,000	501,913
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (d)	977,142	977,766
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(d)	1,625,000	1,625,000
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.1485% 10/25/33 (d)	4,245,000	4,262,385
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0828% 8/25/35 (d)	1,509,004	1,510,420
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	1,134,983	1,137,045
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	589,020	589,618
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust, Inc.:
floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (d)	$ 1,205,000	1,027,142
Class M5, 5.74% 8/25/36 (d)	860,000	701,048
Series 2004-UST1 Class A3, 4.228% 8/25/34 (d)	2,269,042	2,241,000
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (d)	292,760	294,060
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	79,492	79,774
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	183,523	184,187
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	997,528	999,153
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (d)	66,012	66,077
Class 6M2, 5.8% 6/25/35 (d)	1,375,000	1,376,813
Series 2005-3 Class 8A2, 5.56% 7/25/35 (d)	745,192	746,745
Series 2005-5 Class 6A2, 5.55% 9/25/35 (d)	615,233	616,920
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	460,426	461,861
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (d)	22,081	22,098
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	8,817	8,820
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	37,397	37,410
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	54,114	54,141
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (d)	77,944	78,060
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (d)	41,239	41,323
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (d)	360,336	361,367
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.48% 3/25/37 (d)	1,375,000	1,374,907
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.07% 10/25/36 (d)	1,205,000	781,161
Class M8, 6.27% 10/25/36 (d)	525,000	236,250
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (d)	71,259	71,235
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.42% 10/11/41 (a)(d)	2,060,293	2,060,231
Class CB, 5.63% 10/11/41 (a)(d)	260,000	259,992
Class DB, 5.82% 10/11/41 (a)(d)	1,060,000	1,059,968
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1 Class A3, 5.44% 12/21/24 (d)	$ 350,000	$ 350,056
Series 2005-2 Class C1, 5.86% 12/20/54 (d)	3,110,000	3,104,169
Series 2005-4:
Class A3, 5.43% 12/20/54 (d)	2,230,000	2,230,290
Class C1, 5.79% 12/20/54 (d)	5,580,616	5,580,616
Class M2, 5.64% 12/20/54 (d)	1,830,000	1,830,997
Series 2006-1A:
Class A5, 5.43% 12/20/54 (a)(d)	1,000,000	1,000,313
Class C2, 5.96% 12/20/54 (a)(d)	1,545,000	1,544,954
Series 2006-3 Class C2, 5.86% 12/20/54 (d)	1,230,000	1,230,000
Series 2006-4:
Class B1, 5.45% 12/20/54 (d)	1,250,000	1,249,938
Class C1, 5.74% 12/20/54 (d)	765,000	764,962
Class M1, 5.53% 12/20/54 (d)	330,000	329,984
Series 2007-1:
Class 1C1, 5.66% 12/20/54 (d)	555,000	555,195
Class 1M1, 5.51% 12/20/54 (d)	500,000	499,785
Class 2B1, 5.48% 12/20/54 (d)	535,000	535,000
Class 2C1, 5.79% 12/20/54 (d)	295,000	294,124
Class 2M1, 5.61% 12/20/54 (d)	645,000	643,060
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (d)	661,761	664,229
Series 2006-AR2 Class 4A1, 5.8544% 4/25/36 (d)	3,176,771	3,182,351
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 5.39% 7/15/40 (a)(d)	1,040,000	1,040,284
Class 2C, 5.71% 7/15/40 (a)(d)	975,000	974,971
Holmes Financing No. 9 PLC floater Class 2A, 5.42% 7/15/13 (d)	2,780,000	2,780,612
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (d)	376,180	377,903
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.55% 12/25/36 (d)	670,000	636,655
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (d)	302,025	302,318
Series 2004-6 Class 1A2, 5.71% 10/25/34 (d)	91,912	91,946
Series 2005-1:
Class M1, 5.78% 4/25/35 (d)	156,285	156,368
Class M2, 5.82% 4/25/35 (d)	276,378	276,451
Class M3, 5.85% 4/25/35 (d)	67,449	67,425
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M4, 6.07% 4/25/35 (d)	$ 41,128	$ 32,080
Class M5, 6.09% 4/25/35 (d)	41,128	30,846
Class M6, 6.14% 4/25/35 (d)	64,159	45,232
Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	675,603	676,186
Series 2005-4 Class 1B1, 6.62% 5/25/35 (d)	278,394	267,867
Series 2005-7:
Class M1, 5.8% 11/25/35 (d)	152,297	149,944
Class M2, 5.84% 11/25/35 (d)	114,222	113,849
Class M3, 5.94% 11/25/35 (d)	571,112	445,468
Class M4, 5.98% 11/25/35 (d)	272,865	204,649
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7544% 11/25/33 (d)	3,081,435	3,059,600
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.42% 12/10/43 (a)(d)	865,000	865,979
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	564,894	567,252
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (d)	1,347,069	1,347,281
Series 2006-GP1 Class A1, 5.41% 5/25/46 (d)	1,004,198	1,003,868
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (d)	40,960	41,268
Class 2A1, 5.7% 11/25/34 (d)	81,477	81,726
Class 2A2, 5.76% 11/25/34 (d)	17,937	18,005
Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	107,784	107,994
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2347% 8/25/17 (d)	407,329	411,646
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (d)	1,015,000	848,168
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (d)	84,711	84,806
Class 2A2, 5.7981% 3/25/28 (d)	30,254	30,223
Series 2003-B Class A1, 5.66% 4/25/28 (d)	87,875	87,295
Series 2003-D Class A, 5.63% 8/25/28 (d)	405,555	405,711
Series 2003-E Class A2, 5.7181% 10/25/28 (d)	161,077	161,340
Series 2003-F Class A2, 5.6538% 10/25/28 (d)	158,952	159,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2004-A Class A2, 5.5638% 4/25/29 (d)	$ 222,820	$ 222,707
Series 2004-B Class A2, 5.65% 6/25/29 (d)	202,304	202,383
Series 2004-C Class A2, 5.68% 7/25/29 (d)	254,631	254,934
Series 2004-D Class A2, 5.6738% 9/25/29 (d)	277,953	278,129
Series 2004-E Class A2D, 5.8638% 11/25/29 (d)	299,520	300,987
Series 2004-G Class A2, 5.6934% 11/25/29 (d)	104,516	104,557
Series 2005-A Class A2, 5.6381% 2/25/30 (d)	316,223	316,843
Series 2005-B Class A2, 5.61% 7/25/30 (d)	277,842	277,994
Series 2003-G Class XA1, 1% 1/25/29 (f)	976,747	2,250
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (d)	352,567	353,992
Class A2, 5.77% 12/25/34 (d)	476,229	479,056
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,343,846	1,346,464
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (d)	920,000	919,922
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (d)	980,000	936,629
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.54% 9/10/33 (d)	2,495,000	2,498,371
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.47% 6/10/11 (d)	1,250,000	1,250,013
Class C, 6.01% 6/10/42 (d)	390,000	389,756
Series 3 Class C, 6.16% 6/10/42 (d)	1,030,000	1,030,000
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.81% 6/10/42 (d)	1,600,000	1,600,480
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.69% 6/10/42 (d)	1,685,000	1,684,142
Permanent Financing No. 8 PLC floater:
Series 8:
Class 2A, 5.43% 6/10/14 (d)	2,945,000	2,945,669
Class 2C, 5.76% 6/10/42 (d)	2,350,000	2,348,383
Class 3C, 5.88% 6/10/42 (d)	910,000	910,451
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.76% 7/17/42 (d)	2,645,000	2,643,863
Series 2007-1 Class 4A, 5.44% 10/15/33 (d)	3,450,000	3,449,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (d)	2,127,992	2,125,997
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 157,003	$ 158,348
Series 2004-SL2 Class A1, 6.5% 10/25/16	53,437	54,049
Series 2005-AR5 Class 1A1, 4.81% 9/19/35 (d)	416,572	421,631
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	76,837	76,224
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	924,634	1,137
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	154,284	154,281
Series 2004-1 Class A, 5.6906% 2/20/34 (d)	104,194	104,192
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	296,941	297,624
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	506,415	507,610
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	330,288	330,273
Series 2004-5 Class A3, 5.6409% 6/20/34 (d)	132,319	132,332
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	143,696	143,818
Class A3B, 5.84% 7/20/34 (d)	287,393	287,501
Series 2004-7:
Class A3A, 5.71% 8/20/34 (d)	179,635	179,897
Class A3B, 5.935% 7/20/34 (d)	348,806	349,626
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	539,834	541,239
Series 2005-1 Class A2, 5.6406% 2/20/35 (d)	286,115	286,671
Series 2005-2 Class A2, 5.6406% 3/20/35 (d)	477,252	477,944
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (d)	640,000	603,967
Class M4, 5.69% 9/25/36 (d)	960,000	833,844
Class M7, 6.12% 9/25/36 (d)	330,000	213,433
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(d)	81,699	81,540
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(d)	1,155,000	323,400
Series 2007-GEL1 Class A2, 5.51% 1/25/37 (a)(d)	1,000,000	960,313
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.34% 9/25/36 (d)	2,255,000	2,252,634
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (d)	1,323,390	1,324,477
Series 2005-3 Class A4, 5.59% 10/25/35 (d)	2,004,718	2,002,847
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (d)	1,053,008	1,053,539
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	90,725	90,405
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2003-AR10 Class A7, 4.0583% 10/25/33 (d)	$ 690,000	$ 695,355
Series 2007-HY1 Class 4A1, 5.4807% 2/25/37 (d)	1,686,102	1,682,269
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	46,276	47,505
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.599% 7/25/36 (d)	1,930,000	1,940,347
Series 2004-M Class A3, 4.6649% 8/25/34 (d)	138,021	137,478
Series 2005-AR10 Class 2A2, 4.1098% 6/25/35 (d)	4,028,993	3,995,863
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (d)	1,754,453	1,741,846
TOTAL PRIVATE SPONSOR		123,691,265
U.S. Government Agency - 3.0%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (d)	81,642	82,103
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	230,283	229,894
Series 2003-24 Class PB, 4.5% 12/25/12	504,999	502,723
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	724,506	741,892
Series 2002-11 Class QF, 5.82% 3/25/32 (d)	112,190	113,463
Series 2002-36 Class FT, 5.82% 6/25/32 (d)	112,420	113,330
Series 2002-49 Class FB, 5.92% 11/18/31 (d)	1,186,700	1,206,919
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	260,037	267,713
Series 2002-64 Class FE, 5.67% 10/18/32 (d)	53,548	53,850
Series 2002-68 Class FH, 5.82% 10/18/32 (d)	2,229,504	2,256,736
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	72,310	72,842
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	532,684	548,407
Series 2003-11:
Class DF, 5.77% 2/25/33 (d)	54,285	54,687
Class EF, 5.77% 2/25/33 (d)	26,066	26,263
Series 2003-122 Class FL, 5.67% 7/25/29 (d)	412,273	413,888
Series 2004-33 Class FW, 5.72% 8/25/25 (d)	683,138	687,732
Series 2004-54 Class FE, 6.47% 2/25/33 (d)	508,219	509,714
Series 2005-72 Class FG, 5.57% 5/25/35 (d)	5,870,871	5,862,766
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	$ 2,847	$ 2,843
Series 2002-50 Class LE, 7% 12/25/29	486	484
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,162,628	1,171,659
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (d)	760,170	762,291
Series 2406:
Class FP, 6.3% 1/15/32 (d)	1,790,439	1,834,606
Class PF, 6.3% 12/15/31 (d)	1,727,481	1,770,013
Series 2410 Class PF, 6.3% 2/15/32 (d)	2,570,011	2,633,375
Series 2448 Class FT, 6.32% 3/15/32 (d)	1,166,063	1,195,487
Series 2526 Class FC, 5.72% 11/15/32 (d)	14,291	14,387
Series 2538 Class FB, 5.72% 12/15/32 (d)	142,341	143,578
Series 2551 Class FH, 5.77% 1/15/33 (d)	50,613	50,995
Series 2553 Class FB, 5.82% 3/15/29 (d)	2,173,163	2,185,954
Series 2577 Class FW, 5.82% 1/15/30 (d)	1,487,209	1,496,953
Series 2650 Class FV, 5.72% 12/15/32 (d)	1,481,099	1,490,950
Series 2861 Class JF, 5.62% 4/15/17 (d)	651,895	655,198
Series 2994 Class FB, 5.47% 6/15/20 (d)	520,690	520,909
Series 3066 Class HF, 0% 1/15/34 (d)	45,825	51,239
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	229,694	229,750
Series 2676 Class KN, 3% 12/15/13	151,708	151,119
Series 2776 Class UJ, 4.5% 5/15/20 (f)	96,151	808
Series 1803 Class A, 6% 12/15/08	156,865	157,053
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (d)	84,420	84,951
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	109,122	109,605
TOTAL U.S. GOVERNMENT AGENCY		30,459,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $156,702,501)		154,150,394
Commercial Mortgage Securities - 7.3%
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (a)(d)	$ 61,614	$ 62,009
Series 2005-BBA6 Class G, 5.74% 1/15/19 (a)(d)	87,320	87,328
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(d)	475,000	475,152
Class C, 5.63% 3/15/22 (a)(d)	200,000	200,069
Class D, 5.68% 3/15/22 (a)(d)	205,000	205,107
Class E, 5.72% 3/15/22 (a)(d)	390,000	389,570
Class F, 5.79% 3/15/22 (a)(d)	200,000	199,905
Class G, 5.85% 3/15/22 (a)(d)	130,000	129,857
Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(d)	170,000	169,720
Class F, 5.63% 10/15/19 (a)(d)	325,000	324,250
Class G, 5.65% 10/15/19 (a)(d)	125,000	124,628
Class JCP, 5.82% 10/15/19 (a)(d)	10,882	10,738
Bayview Commercial Asset Trust floater:
Series 2003-2 Class A, 5.9% 12/25/33 (a)(d)	421,687	421,828
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	260,940	261,103
Class B, 7.22% 4/25/34 (a)(d)	43,490	43,599
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(d)	343,650	344,241
Class M1, 5.9% 8/25/34 (a)(d)	110,075	110,351
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	504,486	505,274
Class A2, 5.74% 1/25/35 (a)(d)	59,351	59,444
Class M1, 5.82% 1/25/35 (a)(d)	89,027	89,236
Class M2, 6.32% 1/25/35 (a)(d)	59,351	59,657
Series 2005-2A:
Class A1, 5.63% 8/25/35 (a)(d)	788,641	782,019
Class M1, 5.75% 8/25/35 (a)(d)	142,340	141,225
Class M2, 5.8% 8/25/35 (a)(d)	238,516	239,243
Class M3, 5.82% 8/25/35 (a)(d)	130,799	128,852
Class M4, 5.93% 8/25/35 (a)(d)	119,258	117,606
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(d)	669,570	672,126
Class A2, 5.72% 11/25/35 (a)(d)	275,002	275,964
Class M1, 5.76% 11/25/35 (a)(d)	95,653	95,300
Class M2, 5.81% 11/25/35 (a)(d)	131,523	130,931
Class M3, 5.83% 11/25/35 (a)(d)	119,566	117,963
Class M4, 5.92% 11/25/35 (a)(d)	147,465	144,403
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(d)	$ 935,469	$ 937,807
Class B1, 6.72% 1/25/36 (a)(d)	85,043	85,986
Class M1, 5.77% 1/25/36 (a)(d)	340,170	341,393
Class M2, 5.79% 1/25/36 (a)(d)	85,043	85,348
Class M3, 5.82% 1/25/36 (a)(d)	170,085	170,696
Class M4, 5.93% 1/25/36 (a)(d)	85,043	85,308
Class M5, 5.97% 1/25/36 (a)(d)	85,043	85,109
Class M6, 6.02% 1/25/36 (a)(d)	85,043	84,803
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(d)	1,540,397	1,540,396
Class A2, 5.6% 7/25/36 (a)(d)	259,617	259,814
Class B1, 6.19% 7/25/36 (a)(d)	95,193	91,582
Class B3, 8.02% 7/25/36 (a)(d)	155,770	142,694
Class M1, 5.63% 7/25/36 (a)(d)	272,598	267,572
Class M2, 5.65% 7/25/36 (a)(d)	194,713	195,068
Class M3, 5.67% 7/25/36 (a)(d)	151,443	148,318
Class M4, 5.74% 7/25/36 (a)(d)	103,847	100,454
Class M5, 5.79% 7/25/36 (a)(d)	125,482	121,161
Class M6, 5.86% 7/25/36 (a)(d)	199,040	184,328
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(d)	1,224,987	1,224,987
Class B1, 6.12% 10/25/36 (a)(d)	144,941	143,582
Class B2, 6.67% 10/25/36 (a)(d)	93,510	92,648
Class B3, 7.92% 10/25/36 (a)(d)	168,319	161,849
Class M4, 5.75% 10/25/36 (a)(d)	144,941	144,443
Class M5, 5.8% 10/25/36 (a)(d)	182,345	181,120
Class M6, 5.88% 10/25/36 (a)(d)	360,015	355,909
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(d)	339,787	339,310
Class B1, 5.99% 3/25/37 (a)(d)	110,072	108,421
Class B2, 6.47% 3/25/37 (a)(d)	76,572	75,208
Class B3, 8.67% 3/25/37 (a)(d)	224,930	219,025
Class M1, 5.59% 3/25/37 (a)(d)	90,929	90,716
Class M2, 5.61% 3/25/37 (a)(d)	67,000	66,843
Class M3, 5.64% 3/27/37 (a)(d)	62,215	62,069
Class M4, 5.69% 3/25/37 (a)(d)	47,857	47,566
Class M5, 5.74% 3/25/37 (a)(d)	76,572	75,866
Class M6, 5.82% 3/25/37 (a)(d)	105,286	103,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(d)	$ 73,707	$ 72,601
Class B2, 6.92% 7/25/37 (a)(d)	186,723	183,922
Class B3, 9.32% 7/25/37 (a)(d)	98,275	96,801
Class M1, 5.63% 7/25/37 (a)(d)	63,879	63,520
Class M2, 5.66% 7/25/37 (a)(d)	68,793	68,406
Class M3, 5.69% 7/25/37 (a)(d)	108,103	107,360
Class M4, 5.82% 7/25/37 (a)(d)	171,982	170,477
Class M5, 5.92% 7/25/37 (a)(d)	83,534	82,699
Class M6, 6.12% 7/25/37 (a)(d)	63,879	63,240
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(d)	165,000	165,000
Class E, 5.62% 3/15/22 (a)(d)	870,000	870,000
Class F, 5.67% 5/15/22 (a)(d)	535,000	535,000
Class G, 5.72% 3/15/22 (a)(d)	135,000	135,000
Class H, 5.87% 3/15/22 (a)(d)	165,000	165,000
Class J, 6.02% 3/15/22 (a)(d)	165,000	165,000
Class MS-6, 6.22% 3/15/22 (a)(d)	335,000	335,000
Class MS5, 5.97% 3/15/22 (a)(d)	600,000	600,000
Class X-1M, 1.12% 3/15/22 (a)(f)	18,625,725	174,616
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(d)	1,000,000	1,000,757
Class H, 7.57% 11/15/14 (a)(d)	150,000	150,018
Commercial Mortgage pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	1,005,000	1,004,586
Class C, 5.59% 4/15/17 (a)(d)	425,000	424,721
Class D, 5.63% 4/15/17 (a)(d)	345,000	344,718
Class E, 5.69% 4/15/17 (a)(d)	260,000	259,692
Class F, 5.73% 4/15/17 (a)(d)	145,000	144,757
Class G, 5.87% 4/15/17 (a)(d)	145,000	144,757
Class H, 5.94% 4/15/17 (a)(d)	145,000	144,318
Class J, 6.17% 4/15/17 (a)(d)	50,000	49,614
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	286,269	286,289
Class C, 5.62% 11/15/17 (a)(d)	572,538	572,641
Class D, 5.66% 11/15/17 (a)(d)	99,240	99,218
Class E, 5.71% 11/15/17 (a)(d)	152,677	152,587
Class F, 5.77% 11/15/17 (a)(d)	137,409	137,167
Class G, 5.82% 11/15/17 (a)(d)	217,565	217,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (d)	$ 1,135,000	$ 1,137,194
Series 2007-FL14:
Class F, 5.82% 6/15/22 (a)(d)	1,312,702	1,311,061
Class G, 5.87% 6/15/22 (a)(d)	209,633	209,371
Class H, 6.02% 6/15/22 (a)(d)	209,633	209,371
Class MLK1, 6.12% 6/15/22 (a)(d)	565,000	564,294
Class MLK2, 6.32% 6/15/22 (a)(d)	315,000	314,606
Class MLK3, 6.52% 6/15/22 (a)(d)	380,000	379,525
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 5.67% 4/15/22 (d)	1,775,000	1,772,227
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2005-TF3A Class A2, 5.6% 11/15/20 (d)	2,606,767	2,606,874
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.47% 2/15/22 (a)(d)	685,000	684,144
Series 2007-TFL1:
Class C:
5.49% 2/15/22 (a)(d)	740,000	738,616
5.59% 2/15/22 (a)(d)	265,000	264,173
Class F, 5.64% 2/15/22 (a)(d)	530,000	528,013
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.49% 11/15/36 (a)(d)	540,000	537,287
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(d)	300,000	299,809
Class E, 5.65% 4/15/21 (a)(d)	300,000	299,809
Class G, 5.74% 4/15/21 (a)(d)	300,000	299,566
Class H, 6.05% 4/15/21 (a)(d)	300,000	298,590
Class J, 6.12% 4/15/21 (a)(d)	200,000	198,461
Class K, 6.52% 4/15/21 (a)(d)	1,005,000	994,627
Greenwich Capital Commercial Funding Corp. floater:
Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(d)	180,000	180,000
6.57% 10/5/20 (a)(d)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(d)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(d)	550,000	550,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp. floater: - continued
Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(d)	$ 1,815,000	$ 1,814,398
Class B, 5.51% 11/5/21 (a)(d)	670,000	669,301
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(d)	145,000	144,988
Class D, 5.6% 6/6/20 (a)(d)	1,400,000	1,398,037
Class E, 5.69% 6/6/20 (a)(d)	800,000	797,719
Class F, 5.76% 6/6/20 (a)(d)	575,000	562,908
Series 2007-EOP:
Class C, 5.64% 3/1/20 (a)(d)	440,000	437,250
Class D, 5.69% 3/1/20 (a)(d)	130,000	129,188
Class E, 5.76% 3/1/20 (a)(d)	220,000	218,625
Class F, 5.8% 3/1/20 (a)(d)	110,000	109,313
Class G, 5.84% 3/1/20 (a)(d)	55,000	54,656
Class H, 5.97% 3/1/20 (a)(d)	90,000	89,100
Class J:
6.17% 3/1/20 (a)(d)	130,000	128,700
6.37% 3/1/20 (a)(d)	90,000	89,100
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (a)(d)	3,000,000	3,010,580
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,535,000	1,534,366
Class B, 5.49% 11/15/18 (a)(d)	414,371	413,959
Class C, 5.53% 11/15/18 (a)(d)	294,319	293,845
Class D, 5.55% 11/15/18 (a)(d)	104,561	104,354
Class E, 5.6% 11/15/18 (a)(d)	154,905	154,398
Class F, 5.65% 11/15/18 (a)(d)	232,357	231,171
Class G, 5.68% 11/15/18 (a)(d)	201,376	198,492
Class H, 5.82% 11/15/18 (a)(d)	154,905	151,290
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	875,000	859,226
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(d)	435,000	425,876
Series 2006-LLFA:
Class F, 5.66% 9/15/21 (a)(d)	291,191	290,011
Class G, 5.68% 9/15/21 (a)(d)	648,135	644,202
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	121,422
Commercial Mortgage Securities - continued
	Principal Amount	Value
ML-CFC Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.44% 12/12/49 (d)	$ 1,180,000	$ 1,178,634
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 5.52% 7/17/17 (a)(d)	1,319,592	1,319,585
Series 2007-XLFA:
Class A2, 5.42% 10/15/20 (a)(d)	1,225,000	1,224,993
Class B, 5.45% 10/15/20 (a)(d)	440,000	439,998
Class C, 5.48% 10/15/20 (a)(d)	330,000	329,998
Class D, 5.51% 10/15/20 (a)(d)	265,000	264,999
Class E, 5.57% 10/15/20 (a)(d)	330,000	329,998
Class F, 5.62% 10/15/20 (a)(d)	195,000	194,999
Class G, 5.66% 10/15/20 (a)(d)	245,000	244,999
Class H, 5.75% 10/15/20 (a)(d)	155,000	154,999
Class J, 6.32% 10/15/20 (a)(d)	175,000	174,059
Class MHRO, 6.01% 10/15/20 (a)(d)	474,674	474,671
Class MJPM, 6.32% 10/15/20 (a)(d)	167,951	167,950
Class MSTR, 6.02% 10/15/20 (a)(d)	260,000	259,998
Class NHRO, 6.21% 10/15/20 (a)(d)	730,268	710,673
Class NSTR, 6.17% 10/15/20 (a)(d)	240,000	234,240
Series 2007-XLC1:
Class C, 5.92% 7/17/17 (a)(d)	1,092,247	1,051,958
Class D, 6.02% 7/17/17 (a)(d)	513,998	494,782
Class E, 6.12% 7/17/17 (a)(d)	415,153	397,847
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class D, 5.58% 8/15/19 (a)(d)	149,863	149,894
Class E, 5.6% 8/15/19 (a)(d)	245,000	245,239
Class F, 5.64% 8/15/19 (a)(d)	170,000	170,202
Class G, 5.69% 8/15/19 (a)(d)	120,000	120,149
Class H, 5.71% 8/15/19 (a)(d)	100,000	100,078
Class J, 5.78% 8/15/19 (a)(d)	75,000	74,975
Class K, 5.97% 8/15/19 (a)(d)	420,000	415,103
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(d)	570,000	569,996
Class D, 5.57% 7/15/19 (a)(d)	1,345,000	1,345,666
Class E, 5.61% 7/15/19 (a)(d)	1,450,000	1,449,030
Class F, 5.64% 7/15/19 (a)(d)	535,000	533,166
Class G, 5.68% 7/15/19 (a)(d)	385,000	383,766
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(d)	270,958	271,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A Class D, 5.75% 10/15/17 (a)(d)	$ 295,951	$ 295,952
Series 2006-WL7A:
Class F, 5.66% 8/11/18 (a)(d)	1,235,000	1,231,707
Class G, 5.68% 8/11/18 (a)(d)	1,170,000	1,166,044
Class J, 5.92% 8/11/18 (a)(d)	260,000	253,883
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,397,323)		73,041,570
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.83% 1/13/09 (d) (Cost $1,320,222)	1,313,000	1,320,222
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.6066% 11/9/07 (d) (Cost $2,000,000)	2,000,000	2,000,282
Fixed-Income Funds - 25.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $259,817,448)	2,613,124	255,014,810
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) # (Cost $30,832,000)	$ 30,836,536	30,832,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,024,872,536)		1,006,916,596
NET OTHER ASSETS - (0.5)%		(5,450,599)
NET ASSETS - 100%		$ 1,001,465,997
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 111,509,813	$ 38,290
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,560,663	(102,616)
113 Eurodollar 90 Day Index Contracts	March 2008	111,604,450	(68,252)
TOTAL EURODOLLAR CONTRACTS			$ (132,578)
Sold
Eurodollar Contracts
4 Eurodollar 90 Day Index Contracts	June 2008	3,951,450	4,609
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,963,738	3,151
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,725	1,417
1 Eurodollar 90 Day Index Contracts	March 2009	987,750	771
TOTAL EURODOLLAR CONTRACTS			9,948
			$ (122,630)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5,
Class B3, 7.32% 8/25/37

	Sept. 2037	$ 600,000	$ (366,220)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(70,814)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Jan. 2036	600,000	(265,230)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 500,000	$ (404,714)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	183,497	(70,846)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	109,274	(87,178)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(360,061)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(106,671)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	(15,789)
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	900,000	(15,157)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	200,000	(3,201)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	$ 200,000	$ (3,143)
Receive quarterly notional amount multiplied by .76% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	500,000	(7,857)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(16,528)
TOTAL CREDIT DEFAULT SWAPS		9,112,771	(1,793,409)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2008	4,000,000	(43,127)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	5,655,000	(61,442)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	4,450,000	(48,906)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 10,000,000	$ (186,475)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	10,000,000	(461,861)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	10,000,000	(461,431)
TOTAL TOTAL RETURN SWAPS		44,105,000	(1,263,242)
		$ 53,217,771	$ (3,056,651)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,965,833 or 15.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,019.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,832,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 747,585
Banc of America Securities LLC	6,653,351
Bank of America, NA	1,877,404
Barclays Capital, Inc.	3,443,405
Bear Stearns & Co., Inc.	3,289,376
Countrywide Securities Corp.	2,410,963
Ing Financial Markets Llc	2,990,341
Societe Generale, New York Branch	2,990,341
UBS Securities LLC	5,233,097
WestLB AG	1,196,137
$ 30,832,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 14,678,690

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 27,465,319	$ 255,014,810	1.7%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.0%
United Kingdom	11.8%
Cayman Islands	1.4%
Spain	1.2%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $2,436,121 of which $1,917,431 and $518,690 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $30,832,000) - See accompanying schedule: Unaffiliated issuers (cost $765,055,088)	$ 751,901,786
Fidelity Central Funds (cost $259,817,448)	255,014,810
Total Investments (cost $1,024,872,536)		$ 1,006,916,596
Cash		91
Receivable for investments sold		117,697
Receivable for swap agreements		7,894
Receivable for fund shares sold		1,247,297
Interest receivable		3,600,400
Distributions receivable from Fidelity Central Funds		1,333,888
Receivable for daily variation on futures contracts		3,750
Other receivables		24,679
Total assets		1,013,252,292

Liabilities
Payable for investments purchased Regular delivery	$ 3,102,401
Delayed delivery	460,000
Payable for fund shares redeemed	4,373,362
Distributions payable	396,327
Swap agreements, at value	3,056,651
Accrued management fee	276,854
Distribution fees payable	2,309
Other affiliated payables	118,391
Total liabilities		11,786,295

Net Assets		$ 1,001,465,997
Net Assets consist of:
Paid in capital		$ 1,025,316,779
Undistributed net investment income		539,837
Accumulated undistributed net realized gain (loss) on investments		(3,255,398)
Net unrealized appreciation (depreciation) on investments		(21,135,221)
Net Assets		$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,734,615 ÷ 1,399,083 shares)	$ 9.82

Maximum offering price per share (100/98.50 of $9.82)	$ 9.97
Class T: Net Asset Value and redemption price per share ($4,817,531 ÷ 490,826 shares)	$ 9.82

Maximum offering price per share (100/98.50 of $9.82)	$ 9.97
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($974,601,626 ÷ 99,298,589 shares)	$ 9.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,312,225 ÷ 847,021 shares)	$ 9.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2007

Investment Income
Interest		$ 41,462,873
Income from Fidelity Central Funds		14,678,690
Total income		56,141,563

Expenses
Management fee	$ 3,177,740
Transfer agent fees	1,011,190
Distribution fees	20,733
Fund wide operations fee	319,407
Independent trustees' compensation	3,214
Miscellaneous	1,798
Total expenses before reductions	4,534,082
Expense reductions	(19,809)	4,514,273
Net investment income		51,627,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(290,068)
Fidelity Central Funds	(248,412)
Futures contracts	(703,239)
Swap agreements	171,901
Capital gain distributions from Fidelity Central Funds	32,406
Total net realized gain (loss)		(1,037,412)
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,018,278)
Futures contracts	491,969
Swap agreements	(3,108,720)
Total change in net unrealized appreciation (depreciation)		(20,635,029)
Net gain (loss)		(21,672,441)
Net increase (decrease) in net assets resulting from operations		$ 29,954,849

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,627,290	$ 38,252,086
Net realized gain (loss)	(1,037,412)	(1,106,422)
Change in net unrealized appreciation (depreciation)	(20,635,029)	76,542
Net increase (decrease) in net assets resulting from operations	29,954,849	37,222,206
Distributions to shareholders from net investment income	(51,625,727)	(38,283,502)
Share transactions - net increase (decrease)	161,604,013	(51,227,531)
Redemption fees	39,619	28,307
Total increase (decrease) in net assets	139,972,754	(52,260,520)

Net Assets
Beginning of period	861,493,243	913,753,763
End of period (including undistributed net investment income of $539,837 and undistributed net investment income of $106,939, respectively)	$ 1,001,465,997	$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.198)	(.009)	(.026)	.011
Total from investment operations	.295	.391	.197	.024
Distributions from net investment income	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capitalE, J	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets, F, I
Expenses before reductions	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.66%	.70%	.70%	.70% A
Net investment income	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.199)	(.011)	(.025)	.010
Total from investment operations	.292	.393	.197	.023
Distributions from net investment income	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69%	.68%	.70%	.70% A
Net investment income	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.516	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.210)	(.011)	(.026)	.029	.052
Total from investment operations	.306	.416	.215	.151	.189
Distributions from net investment income	(.516)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	(.003)	-	-
Total distributions	(.516)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	- I	.001	.004
Net asset value, end of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	3.09%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45%	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.45%	.45%	.53%	.55%	.55% A
Net investment income	5.17%	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 974,602	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	29%	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.206)	(.008)	(.026)	.010
Total from investment operations	.304	.412	.214	.025
Distributions from net investment income	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.48%	.49%	.55%	.55% A
Net investment income	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2007

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 632,219
Unrealized depreciation	(20,350,264)
Net unrealized appreciation (depreciation)	(19,718,045)
Capital loss carryforward	(2,436,121)

Cost for federal income tax purposes	$ 1,026,634,641

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Ordinary Income	$ 51,625,727	$ 38,283,502

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments,

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $399,912,272 and $239,443,351, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,333	$ 6,971
Class T	0%	.15%	6,400	157
			$ 20,733	$ 7,128

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,720
Class T	1,413
$ 11,133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,125.16
Class T	8,066.19
Ultra-Short Bond	980,311.10
Institutional Class	7,688.13
	$ 1,011,190

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,798 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,119. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 5,690

Annual Report

9. Credit Risk.

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2007	2006
From net investment income
Class A	$ 470,241	$ 126,997
Class T	210,443	141,086
Ultra-Short Bond	50,639,843	37,977,353
Institutional Class	305,200	38,066
Total	$ 51,625,727	$ 38,283,502

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007	2006	2007	2006
Class A
Shares sold	1,247,732	574,958	$ 12,475,671	$ 5,763,274
Reinvestment of distributions	37,250	10,043	371,847	100,637
Shares redeemed	(340,215)	(385,505)	(3,395,610)	(3,863,258)
Net increase (decrease)	944,767	199,496	$ 9,451,908	$ 2,000,653

Annual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007	2006	2007	2006
Class T
Shares sold	388,444	357,260	$ 3,878,571	$ 3,579,216
Reinvestment of distributions	19,812	13,205	197,787	132,333
Shares redeemed	(378,796)	(312,176)	(3,788,237)	(3,129,874)
Net increase (decrease)	29,460	58,289	$ 288,121	$ 581,675
Ultra-Short Bond
Shares sold	59,380,876	39,226,057	$ 593,653,669	$ 393,000,678
Reinvestment of distributions	4,599,590	3,400,651	45,902,034	34,072,273
Shares redeemed	(49,556,665)	(48,147,604)	(494,187,803)	(482,361,462)
Net increase (decrease)	14,423,801	(5,520,896)	$ 145,367,900	$ (55,288,511)
Institutional Class
Shares sold	970,636	190,577	$ 9,707,468	$ 1,908,425
Reinvestment of distributions	8,301	756	82,674	7,577
Shares redeemed	(330,344)	(43,621)	(3,294,058)	(437,350)
Net increase (decrease)	648,593	147,712	$ 6,496,084	$ 1,478,652

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 25, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 317 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew Dudley (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley worked as a portfolio manager.

Robert Galusza (43)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Galusza also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Galusza worked as an analyst and a portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Distributions

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $28,899,333 of distributions paid during the period January 1, 2007 to July 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class A, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class A show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 18% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-UANN-0907
1.804587.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Ultra-Short Bond

Fund - Institutional Class

Annual Report

July 31, 2007

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2007	Past 1 year	Life of fund A
Institutional Class B	3.06%	2.61%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Ultra-Short Bond, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Andrew Dudley, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund during the period covered by this report, and Robert Galusza, who became Lead Portfolio Manager of the fund on July 1, 2007. Dudley remained on the fund as Co-Manager.

The investment-grade bond market posted a reasonably solid advance for the 12 months ending July 31, 2007. In that time, the Lehman Brothers® U.S. Aggregate Index - a performance gauge of taxable, high-quality debt - gained 5.58%. A sizable percentage of that increase came in the first four months of the period. The index returned a cumulative 4.30% from August through November, as investors responded favorably to the end of the Federal Reserve Board's two-year campaign of interest rate hikes. Bonds turned negative in December and January, but had their best month of the past year in February, rising 1.54% as extreme volatility in the stock markets led to a flight to safety in high-quality debt. Performance was lackluster thereafter, however. Inflation concerns and dwindling hopes for a near-term Fed rate cut pressured bond prices for much of the remainder of the period, as did the meltdown of the subprime mortgage sector. Against that backdrop, the index gained only 0.32% over the final five months of the period.

During the past year, the fund's Institutional Class shares gained 3.06%, while the Lehman Brothers 6 Month Swap Index returned 5.41%. The fund's significant underperformance stemmed largely from its sizable exposure to subprime mortgage securities. I held these securities - and others - both directly and indirectly through Fidelity® Ultra-Short Central Fund, a diversified pool of short-term assets I also manage and which is designed to outperform cash-like instruments with similar risk characteristics. Early on, the fund's modest stake in lower-quality subprime holdings faltered, reflecting weakness in the housing market. Recently, technical factors caused higher-quality securities - which made up the bulk of the fund's subprime stake - to join their lower-quality counterparts in a major sell-off amid a massive unwinding of leverage by investors. Also detracting were commercial mortgage-backed securities, which came under pressure as investors repriced risk. In contrast, our position in collateralized mortgage obligations served us well, as they outpaced the index. And while the fund's stake in corporate bonds cost us some ground because it lagged the index, select holdings in the sector performed well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,005.40	$ 3.23
HypotheticalA	$ 1,000.00	$ 1,021.57	$ 3.26
Class T
Actual	$ 1,000.00	$ 1,005.10	$ 3.48
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Ultra-Short Bond
Actual	$ 1,000.00	$ 1,005.30	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,005.20	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.70%
Ultra-Short Bond	.45%
Institutional Class	.48%

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of July 31, 2007*	As of January 31, 2007**
U.S. Government and U.S. Government Agency Obligations 11.7%	U.S. Government and U.S. Government Agency Obligations 9.9%
AAA 30.3%	AAA 25.6%
AA 13.9%	AA 11.4%
A 12.2%	A 12.0%
BBB 22.4%	BBB 19.0%
BB and Below 0.3%	BB and Below 0.6%
Not Rated 2.1%	Not Rated 4.2%
Short-Term Investments and Net Other Assets 7.1%	Short-Term Investments and Net Other Assets 17.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2007
6 months ago
Years	2.0	1.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2007
6 months ago
Years	0.4	0.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2007*		As of January 31, 2007**
	Corporate Bonds 15.8%		Corporate Bonds 14.9%
	U.S. Government and U.S. Government Agency Obligations 11.7%		U.S. Government and U.S. Government Agency Obligations 9.9%
	Asset-Backed Securities 39.3%		Asset-Backed Securities 37.3%
	CMOs and Other Mortgage Related Securities 26.0%		CMOs and Other Mortgage Related Securities 20.6%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 17.3%
* Foreign investments	16.0%	** Foreign investments	14.8%
* Futures and Swaps	16.6%	** Futures and Swaps	15.7%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2007

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
5.71% 3/13/09 (d)	$ 3,685,000	$ 3,684,985
5.79% 3/13/09 (d)	1,800,000	1,803,742
5.84% 9/10/07 (d)	1,230,000	1,230,540
		6,719,267
Media - 1.1%
Continental Cablevision, Inc. 9% 9/1/08	1,100,000	1,139,520
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (d)	2,330,000	2,334,126
5.61% 8/15/07 (a)(d)	4,000,000	4,000,040
Time Warner, Inc. 8.18% 8/15/07	2,000,000	2,001,600
Viacom, Inc. 5.71% 6/16/09 (d)	2,000,000	2,006,296
		11,481,582
TOTAL CONSUMER DISCRETIONARY		18,200,849
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 5.66% 6/1/10 (d)	2,200,000	2,200,988
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Transocean, Inc. 5.56% 9/5/08 (d)	2,400,000	2,399,299
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
3.25% 5/1/08	850,000	835,041
5.76% 9/15/09 (d)	2,200,000	2,202,339
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,660,930
Kinder Morgan Energy Partners LP 5.35% 8/15/07	615,000	614,891
Ocean Energy, Inc. 4.375% 10/1/07	2,310,000	2,304,837
		8,618,038
TOTAL ENERGY		11,017,337
FINANCIALS - 6.0%
Capital Markets - 1.2%
Bear Stearns Companies, Inc.:
5.5463% 2/1/12 (d)	745,000	727,985
5.76% 7/19/10 (d)	2,000,000	1,993,092
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (d)	$ 1,205,000	$ 1,201,988
Lehman Brothers Holdings, Inc. 5.5% 5/25/10 (d)	1,500,000	1,494,345
Merrill Lynch & Co., Inc. 5.59% 6/5/12 (d)	2,600,000	2,547,012
Morgan Stanley 5.61% 1/18/11 (d)	1,900,000	1,894,729
Royal Bank of Scotland PLC 5.66% 7/24/14 (d)	2,590,000	2,596,993
		12,456,144
Commercial Banks - 1.3%
Barclays Bank PLC:
5.56% 5/25/15 (d)	825,000	825,760
5.81% 9/11/13 (d)	3,500,000	3,516,037
DBS Bank Ltd. (Singapore) 5.58% 5/16/17 (a)(d)	2,000,000	1,991,780
HBOS plc 5.6306% 2/6/14 (d)	305,000	305,753
HSBC Holdings PLC 5.56% 10/6/16 (d)	500,000	500,613
ING Bank NV 5.61% 10/14/14 (d)	440,000	441,188
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (a)(d)	520,000	514,831
PNC Funding Corp. 5.4975% 1/31/12 (d)	2,400,000	2,399,035
Santander Issuances SA Unipersonal 5.72% 6/20/16 (a)(d)	1,900,000	1,909,411
Sovereign Bank 4.375% 8/1/13 (d)	500,000	494,350
		12,898,758
Consumer Finance - 1.4%
Capital One Financial Corp. 5.64% 9/10/09 (d)	2,260,000	2,261,180
General Electric Capital Corp. 5.4169% 5/10/10 (d)	2,845,000	2,848,144
MBNA Capital I 8.278% 12/1/26	810,000	843,553
MBNA Europe Funding PLC 5.46% 9/7/07 (a)(d)	2,720,000	2,720,359
SLM Corp.:
5.33% 4/18/08 (a)(d)	2,500,000	2,482,003
5.52% 7/26/10 (d)	2,770,000	2,609,911
		13,765,150
Insurance - 0.2%
Monumental Global Funding III 5.53% 1/25/13 (a)(d)	1,745,000	1,745,002
Real Estate Investment Trusts - 0.7%
iStar Financial, Inc.:
5.47% 3/16/09 (d)	2,505,000	2,517,655
5.69% 3/9/10 (d)	2,000,000	2,002,710
Simon Property Group LP 6.375% 11/15/07	2,310,000	2,313,188
		6,833,553
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	$ 880,000	$ 882,526
Thrifts & Mortgage Finance - 1.1%
Capmark Financial Group, Inc. 6.0069% 5/10/10 (a)(d)	2,000,000	2,003,884
Independence Community Bank Corp. 3.5% 6/20/13 (d)	735,000	722,056
Residential Capital Corp. 7.19% 4/17/09 (a)(d)	2,085,000	2,064,150
Residential Capital LLC 6.46% 5/22/09 (d)	1,500,000	1,426,176
Washington Mutual Bank 5.4463% 5/1/09 (d)	3,000,000	2,998,989
Washington Mutual, Inc. 5.5% 8/24/09 (d)	2,250,000	2,250,981
		11,466,236
TOTAL FINANCIALS		60,047,369
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,695,789
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp. 5.61% 6/15/10 (d)	1,710,000	1,710,193
TOTAL INFORMATION TECHNOLOGY		3,405,982
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
AT&T, Inc. 5.45% 5/15/08 (d)	3,000,000	3,002,184
BellSouth Corp. 5.46% 8/15/08 (d)	2,000,000	2,001,668
Deutsche Telekom International Finance BV 5.54% 3/23/09 (d)	1,725,000	1,727,743
Telecom Italia Capital SA 5.97% 7/18/11 (d)	3,750,000	3,764,689
Telefonica Emisiones SAU:
5.66% 6/19/09 (d)	4,775,000	4,766,314
5.69% 2/4/13 (d)	3,000,000	2,956,114
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,581,110
		19,799,822
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.46% 6/27/08 (a)(d)	1,506,000	1,504,419
TOTAL TELECOMMUNICATION SERVICES		21,304,241
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.9%
Electric Utilities - 0.4%
Commonwealth Edison Co. 3.7% 2/1/08	$ 1,125,000	$ 1,114,909
Pepco Holdings, Inc. 5.5% 8/15/07	1,626,000	1,628,715
TXU Electric Delivery Co. 5.735% 9/16/08 (a)(d)	1,085,000	1,085,493
		3,829,117
Gas Utilities - 0.1%
NiSource Finance Corp. 5.93% 11/23/09 (d)	845,000	845,204
Multi-Utilities - 0.4%
Dominion Resources, Inc. 5.66% 9/28/07 (d)	2,470,000	2,470,326
Sempra Energy 4.75% 5/15/09	2,000,000	1,980,928
		4,451,254
TOTAL UTILITIES		9,125,575
TOTAL NONCONVERTIBLE BONDS (Cost $125,701,400)		125,302,341
U.S. Government Agency Obligations - 5.0%

Freddie Mac 4.75% 3/5/09 (c) (Cost $49,927,296)	50,000,000	49,859,826
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.8%
3.236% 9/1/33 (d)	468,295	460,158
3.668% 7/1/33 (d)	402,880	398,752
3.955% 5/1/34 (d)	528,720	522,998
4.239% 3/1/34 (d)	526,002	520,619
4.28% 10/1/33 (d)	40,238	40,039
4.282% 3/1/33 (d)	100,634	101,087
4.283% 6/1/34 (d)	1,276,866	1,263,769
4.302% 6/1/33 (d)	51,011	51,379
4.53% 10/1/35 (d)	69,282	69,129
4.555% 8/1/34 (d)	86,065	87,345
4.723% 3/1/35 (d)	30,174	30,305
4.87% 5/1/33 (d)	5,969	6,027
4.882% 10/1/35 (d)	213,765	212,980
4.889% 7/1/35 (d)	529,060	528,238
5.016% 7/1/34 (d)	42,975	42,845
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.087% 8/1/34 (d)	$ 75,908	$ 75,809
5.149% 9/1/35 (d)	3,008,199	2,997,358
5.176% 8/1/33 (d)	125,661	125,740
5.233% 5/1/36 (d)	212,825	212,764
5.258% 11/1/36 (d)	349,068	349,220
5.277% 4/1/36 (d)	596,355	601,712
5.294% 8/1/36 (d)	653,629	654,204
5.297% 7/1/35 (d)	48,851	49,215
5.342% 2/1/36 (d)	137,136	137,197
5.5% 11/1/16 to 2/1/19	3,285,144	3,263,340
5.533% 11/1/36 (d)	723,634	725,342
5.611% 10/1/35 (d)	272,108	273,269
5.831% 3/1/36 (d)	1,093,360	1,101,755
6.5% 7/1/16 to 3/1/35	1,806,234	1,843,891
7% 8/1/17 to 5/1/32	968,410	1,006,494
TOTAL FANNIE MAE		17,752,980
Freddie Mac - 0.3%
3.377% 7/1/33 (d)	1,002,476	992,278
4.043% 4/1/34 (d)	802,261	788,941
4.784% 3/1/33 (d)	43,326	43,858
4.922% 10/1/36 (d)	1,737,350	1,729,682
TOTAL FREDDIE MAC		3,554,759
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,453,593)		21,307,739
Asset-Backed Securities - 29.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (d)	241,836	241,685
Series 2004-4 Class A2D, 5.67% 1/25/35 (d)	89,039	88,747
Series 2005-1 Class M1, 5.79% 4/25/35 (d)	1,545,000	1,519,481
Series 2007-1 Class A3, 5.45% 2/25/37 (d)	1,000,000	988,906
ACE Securities Corp.:
Series 2002-HE2 Class M1, 6.595% 8/25/32 (d)	150,838	150,938
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (d)	113,099	110,613
Class M2, 7.02% 11/25/33 (d)	56,558	55,160
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (d)	$ 27,542	$ 27,591
Class M2, 7.07% 6/25/33 (d)	50,000	50,304
Series 2003-NC1 Class M1, 6.1% 7/25/33 (d)	100,000	98,192
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	107,488	103,490
Class M2, 6.42% 2/25/34 (d)	175,000	161,894
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (d)	250,000	246,416
Class M3, 5.8% 4/25/35 (d)	145,000	141,815
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (d)	34,211	34,222
Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	84,033	83,560
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (d)	995,000	978,831
Class M1, 5.62% 5/25/36 (d)	915,000	868,417
Class M2, 5.64% 5/25/36 (d)	305,000	288,504
Class M3, 5.66% 5/25/36 (d)	240,000	217,893
Class M4, 5.72% 5/25/36 (d)	200,000	174,411
Class M5, 5.76% 5/25/36 (d)	295,000	247,140
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (d)	1,000,000	990,788
Class M1, 5.58% 1/25/37 (d)	755,000	719,062
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.37% 9/20/13 (d)	340,000	343,292
Series 2006-C1 Class C1, 5.8% 10/20/14 (d)	770,000	769,996
Series 2007-B1 Class B, 5.57% 12/22/14 (d)	1,725,000	1,727,744
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (a)(d)	1,200,000	1,199,872
American Express Credit Account Master Trust:
Series 2004-1 Class B, 5.57% 9/15/11 (d)	410,000	411,223
Series 2004-5 Class B, 5.57% 4/16/12 (d)	2,150,000	2,150,136
Series 2004-C Class C, 5.82% 2/15/12 (a)(d)	368,551	369,236
Series 2005-1 Class A, 5.35% 10/15/12 (d)	2,185,000	2,184,959
Series 2005-6 Class C, 5.57% 3/15/11 (a)(d)	2,680,000	2,681,367
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,488,918
Series 2006-RM Class A1, 5.37% 10/6/09	1,541,881	1,542,136
Series 2007-BF Class A2, 5.31% 1/6/11	1,230,000	1,230,625
Series 2007-CM Class A2, 5.43% 11/8/10	3,000,000	3,001,464
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.67% 2/25/33 (d)	474,619	473,993
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R11 Class M1, 5.98% 11/25/34 (d)	$ 560,000	$ 553,764
Series 2004-R2:
Class M1, 5.75% 4/25/34 (d)	85,000	83,831
Class M2, 5.8% 4/25/34 (d)	75,000	74,119
Series 2004-R8 Class M9, 8.07% 9/25/34 (d)	1,525,000	1,255,202
Series 2004-R9 Class M2, 5.97% 10/25/34 (d)	720,000	711,024
Series 2005-R1:
Class M1, 5.77% 3/25/35 (d)	770,000	753,102
Class M2, 5.8% 3/25/35 (d)	260,000	251,345
Series 2005-R2 Class M1, 5.77% 4/25/35 (d)	1,700,000	1,660,813
Series 2006-M3:
Class M7, 6.17% 10/25/36 (d)	705,000	615,113
Class M9, 7.32% 10/25/36 (d)	450,000	291,094
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	21,053	16,534
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (a)(d)	1,500,000	1,500,766
Series 2005-2A Class A2, 5.43% 5/20/09 (a)(d)	800,000	800,521
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.8739% 9/25/33 (d)	800,000	790,358
Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,420,000	1,396,718
Series 2004-W7:
Class M1, 5.87% 5/25/34 (d)	305,000	298,830
Class M2, 5.92% 5/25/34 (d)	250,000	246,596
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (d)	1,200,000	1,180,313
Class M2, 5.64% 5/25/36 (d)	1,265,000	1,196,599
Class M3, 5.66% 5/25/36 (d)	1,010,000	947,370
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (d)	3,235,000	3,234,353
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 6.47% 1/25/34 (d)	230,000	226,248
Asset Backed Funding Corp. Series 2006-OPT2 Class C7, 5.47% 10/25/36 (d)	780,000	757,575
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (d)	1,165,025	1,165,511
Series 2003-HE6 Class M1, 5.97% 11/25/33 (d)	215,000	212,310
Series 2004-HE6 Class A2, 5.68% 6/25/34 (d)	305,093	301,661
Series 2005-HE1 Class M1, 5.82% 3/25/35 (d)	540,000	530,943
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (d)	1,105,000	1,088,705
Class M2, 5.82% 3/25/35 (d)	275,000	270,529
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2007-HE1 Class A4, 5.46% 12/25/36 (d)	$ 1,000,000	$ 994,688
Bank of America Credit Card Master Trust:
Series 2006-C7 Class C7, 5.55% 3/15/12 (d)	3,165,000	3,161,669
Series 2007-C2 Class C2, 5.59% 9/17/12 (d)	2,050,000	2,050,504
Bank One Issuance Trust:
Series 2003-C4 Class C4, 6.35% 2/15/11 (d)	2,010,000	2,024,296
Series 2004-C1 Class C1, 5.82% 11/15/11 (d)	25,000	25,114
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (d)	369,809	369,925
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	177,675	177,758
Bear Stearns Asset Backed Securities Trust:
Series 2004-BO1:
Class M2, 6.07% 9/25/34 (d)	390,000	369,203
Class M3, 6.37% 9/25/34 (d)	265,000	245,890
Class M4, 6.52% 9/25/34 (d)	225,000	203,957
Series 2004-HE9 Class M2, 6.52% 11/25/34 (d)	490,000	461,770
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (d)	840,950	832,470
Class M2, 6.07% 2/25/35 (d)	330,000	305,394
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.37% 12/26/24 (d)	2,375,570	2,375,477
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (d)	215,000	204,508
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (d)	850,000	853,621
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (a)(d)	2,700,000	2,700,360
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.43% 8/15/11 (d)	1,260,082	1,260,400
Series 2006-B Class A2, 5.53% 4/15/09	444,204	444,190
Series 2007-A Class A2, 5.33% 5/17/10	930,000	930,409
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (d)	500,000	500,813
Series 2001-6 Class C, 6.7% 6/15/11 (a)	2,200,000	2,228,875
Capital One Multi-Asset Execution Trust:
Series 2003-B6 Class B6, 5.85% 9/15/11 (d)	1,125,000	1,130,709
Series 2004-B1 Class B1, 5.76% 11/15/11 (d)	1,180,000	1,186,372
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (a)(d)	265,000	265,374
Class B, 6.07% 7/20/39 (a)(d)	140,000	140,981
Class C, 6.42% 7/20/39 (a)(d)	180,000	181,136
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M7, 6.27% 7/25/36 (d)	$ 445,000	$ 287,637
Class M9, 7.22% 7/25/36 (d)	285,000	176,921
Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	125,000	41,250
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (d)	1,000,000	992,390
CDC Mortgage Capital Trust Series 2003-HE3 Class M1, 6.02% 11/25/33 (d)	91,792	90,713
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (a)(d)	460,711	458,075
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.12% 2/15/11 (d)	2,210,000	2,228,794
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (d)	1,645,000	1,651,557
Series 2006-C3 Class C3, 5.55% 6/15/11 (d)	1,975,000	1,975,639
CIT Equipment Collateral Trust Series 2005-VT1:
Class C, 4.18% 11/20/12	274,590	272,705
Class D, 4.51% 11/20/12	209,796	208,174
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.46% 4/7/10 (d)	1,685,000	1,695,590
Series 2006-C4 Class C4, 5.54% 1/9/12 (d)	2,365,000	2,364,437
Series 2006-C6 Class C6, 5.65% 11/15/12 (d)	1,595,000	1,598,381
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	2,500,000	2,498,562
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.37% 4/25/46 (a)(d)	3,195,000	3,195,000
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	353,273	290,567
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (d)	22,398	22,409
Series 2003-BC1 Class M2, 8.0286% 9/25/32 (d)	196,139	189,970
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	375,000	369,554
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (d)	1,273,720	1,262,774
Class M1, 5.82% 6/25/34 (d)	100,000	98,432
Series 2004-4 Class M2, 5.85% 6/25/34 (d)	315,000	312,441
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (d)	369,922	369,806
Class MV1, 5.72% 7/25/35 (d)	435,000	422,375
Class MV2, 5.76% 7/25/35 (d)	525,000	513,170
Series 2005-AB1 Class A2, 5.53% 8/25/35 (d)	1,322,142	1,319,043
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (a)	2,042,199	2,044,432
Asset-Backed Securities - continued
	Principal Amount	Value
CPS Auto Receivables Trust: - continued
Series 2006-C Class A2, 5.31% 3/15/10 (a)	$ 1,447,703	$ 1,447,842
Series 2007-A Class A1, 5.332% 3/17/08 (a)	438,603	438,572
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (d)	550,000	552,065
Series 2005-1 Class B, 5.47% 9/16/10 (d)	1,580,000	1,580,884
Series 2005-3 Class B, 5.51% 5/15/11 (d)	2,000,000	2,005,520
Series 2006-1 Class B1, 5.47% 8/16/11 (d)	1,845,000	1,847,023
Series 2006-2 Class B1, 5.44% 1/17/12 (d)	2,000,000	2,001,947
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	1,281,600	1,279,998
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.57% 5/28/35 (d)	80,751	79,754
Class AB3, 5.712% 5/28/35 (d)	32,052	31,577
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (d)	1,500,000	1,438,710
Series 2006-2:
Class 2A2, 5.49% 7/25/36 (d)	880,000	862,537
Class M1, 5.63% 7/25/36 (d)	1,765,000	1,642,941
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	25,000	24,696
Class M4, 6.22% 3/25/34 (d)	24,349	24,147
Series 2004-FF8 Class M3, 6.27% 10/25/34 (d)	1,760,000	1,648,520
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (d)	990,000	951,329
Class M1, 5.58% 10/25/36 (d)	880,000	837,688
Series 2006-FF18 Class M1, 5.55% 12/25/37 (d)	3,500,000	3,321,115
Series 2007-FF1 Class M1, 5.55% 1/25/38 (d)	375,000	355,691
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	683,986	682,047
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (d)	1,375,000	1,375,102
Class B, 5.76% 5/15/10 (d)	1,110,000	1,111,647
Series 2006-3:
Class A, 5.5% 6/15/11 (d)	990,000	990,223
Class B, 5.77% 6/15/11 (d)	1,405,000	1,406,464
Fosse Master Issuer PLC Series 2007-1A Class C2, 0% 10/18/54 (a)(b)(d)	460,000	460,000
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	888,410	888,032
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.82% 12/25/33 (d)	$ 236,627	$ 82,819
Series 2004-B Class M1, 5.9% 5/25/34 (d)	205,000	200,976
Series 2004-C Class M1, 5.97% 8/25/34 (d)	540,000	528,572
Series 2005-A:
Class M1, 5.75% 1/25/35 (d)	225,000	219,768
Class M2, 5.78% 1/25/35 (d)	325,000	320,555
Class M3, 5.81% 1/25/35 (d)	175,000	171,704
Class M4, 6% 1/25/35 (d)	125,000	122,150
Series 2006-A:
Class M3, 5.7% 5/25/36 (d)	455,000	404,754
Class M4, 5.72% 5/25/36 (d)	685,000	588,587
Class M5, 5.82% 5/25/36 (d)	365,000	279,827
Series 2006-E Class M1, 5.58% 1/25/37 (d)	1,725,000	1,635,441
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(d)	960,000	957,220
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (a)(d)	156,758	156,758
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 5.52% 6/15/11 (d)	925,000	925,649
Series 2006-1:
Class B, 5.43% 9/17/12 (d)	585,000	585,472
Class C, 5.56% 9/17/12 (d)	455,000	455,274
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,325,000	1,323,470
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (d)	2,490,000	2,490,000
Series 8 Class C, 5.65% 6/15/10 (d)	2,650,000	2,648,384
Series 9:
Class B, 5.47% 9/15/10 (d)	485,000	485,000
Class C, 5.63% 9/15/10 (d)	1,800,000	1,800,000
Granite Master Issuer PLC Series 2006-1A Class A4, 5.36% 12/20/30 (a)(d)	196,173	196,175
GSAMP Trust:
Series 2002-NC1 Class A2, 5.96% 7/25/32 (d)	2,606	2,597
Series 2003-FM1 Class M1, 6.55% 3/20/33 (d)	565,268	565,564
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (d)	168,544	166,143
Class M2, 6.72% 11/25/33 (d)	76,057	74,520
Series 2004-FM2 Class M1, 6.07% 1/25/34 (d)	232,499	228,978
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (d)	289,483	285,263
Class M2, 6.47% 5/25/34 (d)	150,000	148,880
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (d)	$ 2,045,000	$ 2,025,993
Series 2006-HE5 Class M7, 6.15% 8/25/36 (d)	1,495,000	1,018,526
Series 2006-NC2 Class M4, 5.67% 6/25/36 (d)	1,541,000	1,284,980
Series 2007-FM1 Class M1, 5.59% 12/25/36 (d)	1,000,000	961,070
Series 2007-FM2 Class M1, 5.6% 1/25/37 (d)	1,615,000	1,552,629
Series 2007-HE1 Class M1, 5.57% 3/25/47 (d)	335,000	317,593
Series 2007-NC1 Class M7, 6.27% 12/25/46 (d)	3,390,000	1,695,000
GSR Mortgage Loan Trust:
Series 2004-AHL Class A2D, 5.68% 8/25/34 (d)	178,621	178,649
Series 2005-6 Class A2, 5.53% 6/25/35 (d)	1,800,000	1,799,617
Series 2005-9 Class 2A1, 5.44% 8/25/35 (d)	395,292	395,007
Series 2005-HE2 Class M, 5.75% 3/25/35 (d)	1,220,000	1,187,492
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (d)	653,910	653,608
Series 2005-NC1 Class M1, 5.77% 2/25/35 (d)	1,205,000	1,177,671
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (a)(d)	651,189	605,606
Series 2006-3:
Class B, 5.72% 9/25/46 (a)(d)	450,000	441,000
Class C, 5.87% 9/25/46 (a)(d)	1,150,000	1,104,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (a)(d)	1,700,000	1,683,092
Holmes Master Issuer PLC Series 2007-2A Class 1C, 5.59% 7/15/21 (d)	1,640,000	1,640,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 6.2% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 7.02% 5/25/33 (d)	165,576	165,742
Series 2003-1 Class M1, 6.82% 6/25/33 (d)	524,845	525,274
Series 2003-2 Class M1, 6.64% 8/25/33 (d)	66,323	65,951
Series 2003-3 Class M1, 6.61% 8/25/33 (d)	320,568	318,068
Series 2003-4 Class M1, 6.52% 10/25/33 (d)	96,601	96,678
Series 2003-5:
Class A2, 5.67% 12/25/33 (d)	10,566	10,545
Class M1, 6.02% 12/25/33 (d)	160,000	158,438
Class M2, 7.05% 12/25/33 (d)	30,927	30,074
Series 2003-7:
Class A2, 5.7% 3/25/34 (d)	2,079	2,081
Class M1, 5.97% 3/25/34 (d)	795,000	790,362
Series 2003-8 Class M1, 6.04% 4/25/34 (d)	192,210	189,696
Series 2004-6 Class A2, 5.67% 12/25/34 (d)	18,234	18,243
Series 2005-1 Class M1, 5.75% 5/25/35 (d)	1,270,000	1,230,997
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (d)	259,937	259,937
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class M1, 5.77% 7/25/35 (d)	$ 890,000	$ 878,330
Series 2007-1 Class M1, 5.56% 5/25/37 (d)	1,940,000	1,875,175
Series 2007-3 Class 2A3, 5.56% 8/25/37 (d)	2,015,000	2,000,202
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (d)	86,560	84,970
HSBC Automotive Trust:
Series 2006-1 Class A2, 5.4% 6/17/09	597,362	597,289
Series 2006-2 Class A2, 5.61% 6/17/09	412,534	412,590
Series 2007-1 Class A2, 5.32% 5/17/10	1,070,000	1,070,006
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	181,046	178,386
Class M2, 5.81% 1/20/35 (d)	134,778	132,755
Series 2005-3:
Class A1, 5.58% 1/20/35 (d)	412,581	409,744
Class M1, 5.74% 1/20/35 (d)	242,271	238,526
Series 2006-2:
Class M1, 5.59% 3/20/36 (d)	600,432	587,292
Class M2, 5.61% 3/20/36 (d)	991,246	968,972
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class M1, 5.62% 1/25/37 (d)	1,025,000	978,073
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.79% 6/25/35 (d)	492,536	484,104
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	139,583	139,560
JPMorgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (a)	1,665,000	1,665,513
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.47% 12/25/36 (d)	3,000,000	2,921,250
Keycorp Student Loan Trust Series 1999-A Class A2, 5.69% 12/27/09 (d)	178,335	178,745
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	1,000,226	1,000,171
Series 2007-A Class A1, 5.335% 4/15/08	657,235	657,189
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.55% 6/25/33 (d)	462,597	461,883
Series 2003-3 Class M1, 6.07% 7/25/33 (d)	337,423	337,270
Series 2005-1 Class M2, 5.85% 2/25/35 (d)	1,410,000	1,386,824
Series 2005-WL1 Class M2, 5.87% 6/25/35 (d)	660,000	660,462
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (d)	$ 1,435,000	$ 1,385,448
Class M4, 5.68% 7/25/36 (d)	425,000	357,647
Class M5, 5.71% 7/25/36 (d)	265,000	212,595
Series 2006-7 Class M10, 7.82% 8/25/36 (d)	675,000	202,500
MASTR Asset Backed Securities Trust:
Series 2004-HE1 Class M1, 5.97% 9/25/34 (d)	685,000	676,037
Series 2006-HE3 Class A2, 5.42% 8/25/36 (d)	1,140,000	1,125,572
Series 2007-WMC1 Class A4, 5.48% 1/25/37 (d)	1,380,000	1,365,985
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 5.82% 3/15/10 (d)	630,000	630,526
Series 2003-B1 Class B1, 5.76% 7/15/10 (d)	1,510,000	1,513,112
Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	125,000	125,333
Series 2003-B3 Class B3, 5.695% 1/18/11 (d)	1,550,000	1,555,642
Series 2003-B5 Class B5, 5.69% 2/15/11 (d)	2,000,000	2,007,078
Series 2003-C2 Class C2, 6.92% 6/15/10 (d)	2,000,000	2,013,322
Series 2005-C1 Class C, 5.73% 10/15/12 (d)	2,505,000	2,522,051
Series 2005-C2 Class C, 5.67% 2/15/13 (d)	2,505,000	2,516,617
Series 2005-C3 Class C, 5.59% 3/15/11 (d)	2,830,000	2,835,016
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.69% 9/15/10 (d)	200,000	200,387
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 6.07% 7/25/34 (d)	141,466	140,510
Class M2, 6.145% 7/25/34 (d)	11,233	11,173
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.57% 4/25/37 (d)	1,035,000	1,023,033
Class M1, 5.7% 4/25/37 (d)	1,355,000	1,315,927
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 6.47% 1/25/35 (d)	57,263	53,004
Series 2004-HE2 Class A1B, 5.79% 8/25/35 (d)	70,891	70,991
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (d)	1,055,000	1,051,208
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	114,935	114,935
Series 2003-NC10 Class M1, 6% 10/25/33 (d)	792,708	782,417
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	119,992	119,931
Series 2004-HE6 Class A2, 5.66% 8/25/34 (d)	79,986	79,999
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	347,703	340,993
Series 2005-1 Class M2, 5.79% 12/25/34 (d)	570,000	557,500
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (d)	150,000	145,263
Class M2, 5.79% 12/25/34 (d)	385,000	376,051
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (d)	$ 370,000	$ 358,201
Class M2, 5.76% 1/25/35 (d)	265,000	258,631
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (d)	325,000	314,750
Class M2, 5.79% 1/25/35 (d)	325,000	317,322
Class M3, 5.83% 1/25/35 (d)	325,000	312,167
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (d)	440,000	417,969
Class M2:
5.62% 6/25/36 (d)	770,000	730,507
5.63% 6/25/36 (d)	550,000	501,576
Class M4, 5.67% 6/25/36 (d)	1,160,000	1,017,047
Series 2006-HE5 Class B1, 6.29% 8/25/36 (d)	2,415,000	1,409,100
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (d)	279,043	279,218
Series 2001-NC1 Class M2, 6.925% 10/25/31 (d)	8,084	7,546
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	20,819	20,839
Series 2002-AM3 Class A3, 6.3% 2/25/33 (d)	14,114	14,121
Series 2002-HE1 Class M1, 6.22% 7/25/32 (d)	572,410	560,060
Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	100,000	99,947
Series 2002-OP1 Class M1, 6.445% 9/25/32 (d)	289,725	287,805
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (d)	2,050,000	2,045,011
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 5.77% 3/25/35 (d)	595,000	584,077
Class M2, 5.8% 3/25/35 (d)	595,000	586,093
Class M3, 5.84% 3/25/35 (d)	290,000	283,310
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (d)	157,665	157,679
Series 2005-A Class A4, 5.37% 8/15/11 (d)	2,210,000	2,210,196
Nomura Home Equity Loan Trust:
Series 2006-HE3:
Class M7, 6.12% 7/25/36 (d)	485,000	350,682
Class M8, 6.27% 7/25/36 (d)	340,000	218,322
Class M9, 7.17% 7/25/36 (d)	490,000	255,876
Series 2007-2 Class 2A3, 5.51% 2/25/37 (d)	947,000	938,562
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	100,000	98,093
Class M4, 6.295% 6/25/34 (d)	170,000	167,975
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Mortgage Funding Trust:
Series 2003-3 Class A3, 5.77% 12/25/33 (d)	$ 42,010	$ 42,226
Series 2007-1 Class A2C, 5.5% 3/25/37 (d)	805,000	761,480
Ocala Funding LLC Series 2006-1A Class A, 6.72% 3/20/11 (a)(d)	965,000	928,813
Option One Mortgage Loan Trust Series 2003-6 Class M1, 5.97% 11/25/33 (d)	1,025,000	1,028,943
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (d)	815,000	789,548
Class M2, 6% 9/25/34 (d)	160,000	153,524
Class M3, 6.57% 9/25/34 (d)	310,000	293,060
Class M4, 6.77% 9/25/34 (d)	435,000	403,061
Series 2004-WWF1:
Class A5, 5.79% 1/25/35 (d)	6,172	6,094
Class M4, 6.42% 1/25/35 (d)	945,000	904,102
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (d)	9,352	9,354
Class M2, 5.84% 1/25/35 (d)	1,130,000	1,102,828
Class M3, 5.88% 1/25/35 (d)	425,000	409,727
Class M5, 6.2% 1/25/35 (d)	400,000	377,995
Series 2005-WHQ1 Class M7, 6.57% 3/25/35 (d)	910,000	761,657
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (a)(d)	2,160,000	2,164,082
Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(d)	2,465,000	2,465,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (d)	1,300,000	1,237,425
Series 2004-RS6:
Class 2M2, 6.62% 6/25/34 (d)	250,000	246,312
Class 2M3, 6.77% 6/25/34 (d)	250,000	221,402
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (d)	128,322	128,302
Series 2007-RZ1 Class A2, 5.48% 2/25/37 (d)	1,200,000	1,194,039
Residential Asset Securities Corp. Series 2004-KS10 Class AI2, 5.64% 3/25/29 (d)	1,118	1,118
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (d)	1,451	1,435
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 6.115% 3/25/35 (d)	640,000	631,197
Series 2004-2 Class MV1, 5.9% 8/25/35 (d)	327,280	324,762
Series 2007-1 Class A2C, 5.47% 2/25/37 (d)	1,000,000	984,375
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4 Class M1, 5.56% 11/25/36 (d)	$ 890,000	$ 846,390
Series 2007-HE1 Class M1, 5.57% 12/25/36 (d)	955,000	903,589
Series 2007-NC1 Class M1, 5.56% 12/25/36 (d)	2,035,000	1,934,483
Series 2007-NC2 Class M1, 5.55% 1/25/37 (d)	385,000	365,442
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A2, 5.47% 5/20/18 (a)(d)	2,213,840	2,213,829
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (a)(d)	1,140,000	1,139,772
Class C, 5.7% 8/15/11 (a)(d)	520,000	519,896
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M1, 5.97% 8/25/34 (d)	1,000,000	998,544
Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	260,000	251,673
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.49% 1/25/37 (d)	1,215,000	1,188,698
Class M1, 5.59% 1/25/37 (d)	1,180,000	1,116,230
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (d)	1,135,000	1,128,890
Series 2004-8 Class M5, 6.47% 9/25/34 (d)	290,000	278,867
Series 2005-1 Class M4, 6.08% 2/25/35 (a)(d)	485,000	470,312
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (d)	25,222	24,871
Series 2007-BC1 Class M1, 5.55% 2/25/37 (d)	3,195,000	3,071,293
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.42% 9/15/11 (d)	2,735,000	2,731,647
Class B, 5.6% 9/15/11 (d)	1,625,000	1,627,627
Series 2007-AE1:
Class A, 5.42% 1/15/12 (d)	400,000	399,889
Class B, 5.62% 1/15/12 (d)	335,000	334,907
Class C, 5.92% 1/15/12 (d)	420,000	419,996
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	675,000	678,077
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (d)	980,000	987,813
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 5.42% 6/15/12 (d)	1,015,000	1,015,000
Class B, 5.54% 6/15/12 (d)	790,000	790,000
Class C, 5.82% 6/15/12 (d)	470,000	470,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (d)	21,802	21,564
Series 2003-6HE Class A1, 5.79% 11/25/33 (d)	17,086	17,145
Series 2005-14HE Class AF1, 5.46% 8/25/36 (d)	90,678	90,678
Asset-Backed Securities - continued
	Principal Amount	Value
Triad Auto Receivables Owner Trust Series 2006-B Class A2, 5.36% 11/12/09	$ 643,062	$ 642,957
Turquoise Card Backed Securities PLC Series 2006-1A Class C, 5.65% 5/16/11 (a)(d)	2,165,000	2,160,518
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	278,277	278,321
Series 2007-A Class A2, 5.46% 6/15/10	1,245,000	1,247,110
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (a)	1,743,721	1,743,405
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.35% 9/16/13 (a)(d)	3,025,000	3,024,364
Series 2007-C1 Class C1, 5.72% 5/15/14 (a)(d)	1,595,000	1,594,984
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	165,867	165,048
Series 2004-4 Class D, 3.58% 5/17/12	154,808	153,664
Series 2005-1 Class D, 4.09% 8/15/12	165,032	163,758
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (a)(d)	1,696,801	1,696,801
TOTAL ASSET-BACKED SECURITIES (Cost $303,720,753)		294,087,412
Collateralized Mortgage Obligations - 15.4%

Private Sponsor - 12.4%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (d)	1,000,000	943,438
Class M1, 5.57% 11/25/36 (d)	530,000	501,913
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (d)	977,142	977,766
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 5.62% 2/17/52 (a)(d)	1,625,000	1,625,000
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6, 4.1485% 10/25/33 (d)	4,245,000	4,262,385
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0828% 8/25/35 (d)	1,509,004	1,510,420
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (d)	1,134,983	1,137,045
Series 2005-2 Class 1A1, 5.57% 3/25/35 (d)	589,020	589,618
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust, Inc.:
floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (d)	$ 1,205,000	1,027,142
Class M5, 5.74% 8/25/36 (d)	860,000	701,048
Series 2004-UST1 Class A3, 4.228% 8/25/34 (d)	2,269,042	2,241,000
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.72% 2/25/35 (d)	292,760	294,060
Series 2004-4 Class 5A2, 5.72% 3/25/35 (d)	79,492	79,774
Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	183,523	184,187
Series 2005-10 Class 5A2, 5.64% 1/25/36 (d)	997,528	999,153
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (d)	66,012	66,077
Class 6M2, 5.8% 6/25/35 (d)	1,375,000	1,376,813
Series 2005-3 Class 8A2, 5.56% 7/25/35 (d)	745,192	746,745
Series 2005-5 Class 6A2, 5.55% 9/25/35 (d)	615,233	616,920
Series 2005-8 Class 7A2, 5.6% 11/25/35 (d)	460,426	461,861
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (d)	22,081	22,098
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	8,817	8,820
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (d)	37,397	37,410
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	54,114	54,141
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (d)	77,944	78,060
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (d)	41,239	41,323
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (d)	360,336	361,367
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.48% 3/25/37 (d)	1,375,000	1,374,907
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.07% 10/25/36 (d)	1,205,000	781,161
Class M8, 6.27% 10/25/36 (d)	525,000	236,250
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (d)	71,259	71,235
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.42% 10/11/41 (a)(d)	2,060,293	2,060,231
Class CB, 5.63% 10/11/41 (a)(d)	260,000	259,992
Class DB, 5.82% 10/11/41 (a)(d)	1,060,000	1,059,968
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1 Class A3, 5.44% 12/21/24 (d)	$ 350,000	$ 350,056
Series 2005-2 Class C1, 5.86% 12/20/54 (d)	3,110,000	3,104,169
Series 2005-4:
Class A3, 5.43% 12/20/54 (d)	2,230,000	2,230,290
Class C1, 5.79% 12/20/54 (d)	5,580,616	5,580,616
Class M2, 5.64% 12/20/54 (d)	1,830,000	1,830,997
Series 2006-1A:
Class A5, 5.43% 12/20/54 (a)(d)	1,000,000	1,000,313
Class C2, 5.96% 12/20/54 (a)(d)	1,545,000	1,544,954
Series 2006-3 Class C2, 5.86% 12/20/54 (d)	1,230,000	1,230,000
Series 2006-4:
Class B1, 5.45% 12/20/54 (d)	1,250,000	1,249,938
Class C1, 5.74% 12/20/54 (d)	765,000	764,962
Class M1, 5.53% 12/20/54 (d)	330,000	329,984
Series 2007-1:
Class 1C1, 5.66% 12/20/54 (d)	555,000	555,195
Class 1M1, 5.51% 12/20/54 (d)	500,000	499,785
Class 2B1, 5.48% 12/20/54 (d)	535,000	535,000
Class 2C1, 5.79% 12/20/54 (d)	295,000	294,124
Class 2M1, 5.61% 12/20/54 (d)	645,000	643,060
GSR Mortgage Loan Trust:
floater Series 2004-11 Class 2A1, 5.65% 12/20/34 (d)	661,761	664,229
Series 2006-AR2 Class 4A1, 5.8544% 4/25/36 (d)	3,176,771	3,182,351
Holmes Financing No. 10 PLC floater Series 10A:
Class 2A, 5.39% 7/15/40 (a)(d)	1,040,000	1,040,284
Class 2C, 5.71% 7/15/40 (a)(d)	975,000	974,971
Holmes Financing No. 9 PLC floater Class 2A, 5.42% 7/15/13 (d)	2,780,000	2,780,612
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (d)	376,180	377,903
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.55% 12/25/36 (d)	670,000	636,655
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (d)	302,025	302,318
Series 2004-6 Class 1A2, 5.71% 10/25/34 (d)	91,912	91,946
Series 2005-1:
Class M1, 5.78% 4/25/35 (d)	156,285	156,368
Class M2, 5.82% 4/25/35 (d)	276,378	276,451
Class M3, 5.85% 4/25/35 (d)	67,449	67,425
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M4, 6.07% 4/25/35 (d)	$ 41,128	$ 32,080
Class M5, 6.09% 4/25/35 (d)	41,128	30,846
Class M6, 6.14% 4/25/35 (d)	64,159	45,232
Series 2005-2 Class 1A2, 5.63% 4/25/35 (d)	675,603	676,186
Series 2005-4 Class 1B1, 6.62% 5/25/35 (d)	278,394	267,867
Series 2005-7:
Class M1, 5.8% 11/25/35 (d)	152,297	149,944
Class M2, 5.84% 11/25/35 (d)	114,222	113,849
Class M3, 5.94% 11/25/35 (d)	571,112	445,468
Class M4, 5.98% 11/25/35 (d)	272,865	204,649
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 3.7544% 11/25/33 (d)	3,081,435	3,059,600
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.42% 12/10/43 (a)(d)	865,000	865,979
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	564,894	567,252
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (d)	1,347,069	1,347,281
Series 2006-GP1 Class A1, 5.41% 5/25/46 (d)	1,004,198	1,003,868
MASTR Adjustable Rate Mortgages Trust floater:
Series 2004-11:
Class 1A4, 5.81% 11/25/34 (d)	40,960	41,268
Class 2A1, 5.7% 11/25/34 (d)	81,477	81,726
Class 2A2, 5.76% 11/25/34 (d)	17,937	18,005
Series 2005-1 Class 1A1, 5.59% 3/25/35 (d)	107,784	107,994
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2347% 8/25/17 (d)	407,329	411,646
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (d)	1,015,000	848,168
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 5.71% 3/25/28 (d)	84,711	84,806
Class 2A2, 5.7981% 3/25/28 (d)	30,254	30,223
Series 2003-B Class A1, 5.66% 4/25/28 (d)	87,875	87,295
Series 2003-D Class A, 5.63% 8/25/28 (d)	405,555	405,711
Series 2003-E Class A2, 5.7181% 10/25/28 (d)	161,077	161,340
Series 2003-F Class A2, 5.6538% 10/25/28 (d)	158,952	159,370
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2004-A Class A2, 5.5638% 4/25/29 (d)	$ 222,820	$ 222,707
Series 2004-B Class A2, 5.65% 6/25/29 (d)	202,304	202,383
Series 2004-C Class A2, 5.68% 7/25/29 (d)	254,631	254,934
Series 2004-D Class A2, 5.6738% 9/25/29 (d)	277,953	278,129
Series 2004-E Class A2D, 5.8638% 11/25/29 (d)	299,520	300,987
Series 2004-G Class A2, 5.6934% 11/25/29 (d)	104,516	104,557
Series 2005-A Class A2, 5.6381% 2/25/30 (d)	316,223	316,843
Series 2005-B Class A2, 5.61% 7/25/30 (d)	277,842	277,994
Series 2003-G Class XA1, 1% 1/25/29 (f)	976,747	2,250
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (d)	352,567	353,992
Class A2, 5.77% 12/25/34 (d)	476,229	479,056
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (d)	1,343,846	1,346,464
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (d)	920,000	919,922
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (d)	980,000	936,629
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.54% 9/10/33 (d)	2,495,000	2,498,371
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.47% 6/10/11 (d)	1,250,000	1,250,013
Class C, 6.01% 6/10/42 (d)	390,000	389,756
Series 3 Class C, 6.16% 6/10/42 (d)	1,030,000	1,030,000
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.81% 6/10/42 (d)	1,600,000	1,600,480
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.69% 6/10/42 (d)	1,685,000	1,684,142
Permanent Financing No. 8 PLC floater:
Series 8:
Class 2A, 5.43% 6/10/14 (d)	2,945,000	2,945,669
Class 2C, 5.76% 6/10/42 (d)	2,350,000	2,348,383
Class 3C, 5.88% 6/10/42 (d)	910,000	910,451
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 5.76% 7/17/42 (d)	2,645,000	2,643,863
Series 2007-1 Class 4A, 5.44% 10/15/33 (d)	3,450,000	3,449,897
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (d)	2,127,992	2,125,997
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 157,003	$ 158,348
Series 2004-SL2 Class A1, 6.5% 10/25/16	53,437	54,049
Series 2005-AR5 Class 1A1, 4.81% 9/19/35 (d)	416,572	421,631
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.77% 6/25/33 (a)(d)	76,837	76,224
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(f)	924,634	1,137
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (d)	154,284	154,281
Series 2004-1 Class A, 5.6906% 2/20/34 (d)	104,194	104,192
Series 2004-10 Class A4, 5.7006% 11/20/34 (d)	296,941	297,624
Series 2004-12 Class 1A2, 5.69% 1/20/35 (d)	506,415	507,610
Series 2004-4 Class A, 5.6206% 5/20/34 (d)	330,288	330,273
Series 2004-5 Class A3, 5.6409% 6/20/34 (d)	132,319	132,332
Series 2004-6:
Class A3A, 5.6975% 6/20/35 (d)	143,696	143,818
Class A3B, 5.84% 7/20/34 (d)	287,393	287,501
Series 2004-7:
Class A3A, 5.71% 8/20/34 (d)	179,635	179,897
Class A3B, 5.935% 7/20/34 (d)	348,806	349,626
Series 2004-8 Class A2, 5.755% 9/20/34 (d)	539,834	541,239
Series 2005-1 Class A2, 5.6406% 2/20/35 (d)	286,115	286,671
Series 2005-2 Class A2, 5.6406% 3/20/35 (d)	477,252	477,944
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (d)	640,000	603,967
Class M4, 5.69% 9/25/36 (d)	960,000	833,844
Class M7, 6.12% 9/25/36 (d)	330,000	213,433
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (a)(d)	81,699	81,540
Series 2005-AR1 Class B1, 7.32% 9/25/35 (a)(d)	1,155,000	323,400
Series 2007-GEL1 Class A2, 5.51% 1/25/37 (a)(d)	1,000,000	960,313
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.34% 9/25/36 (d)	2,255,000	2,252,634
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (d)	1,323,390	1,324,477
Series 2005-3 Class A4, 5.59% 10/25/35 (d)	2,004,718	2,002,847
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (d)	1,053,008	1,053,539
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	90,725	90,405
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2003-AR10 Class A7, 4.0583% 10/25/33 (d)	$ 690,000	$ 695,355
Series 2007-HY1 Class 4A1, 5.4807% 2/25/37 (d)	1,686,102	1,682,269
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	46,276	47,505
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR10 Class 5A5, 5.599% 7/25/36 (d)	1,930,000	1,940,347
Series 2004-M Class A3, 4.6649% 8/25/34 (d)	138,021	137,478
Series 2005-AR10 Class 2A2, 4.1098% 6/25/35 (d)	4,028,993	3,995,863
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (d)	1,754,453	1,741,846
TOTAL PRIVATE SPONSOR		123,691,265
U.S. Government Agency - 3.0%
Fannie Mae:
floater Series 2002-89 Class F, 5.62% 1/25/33 (d)	81,642	82,103
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	230,283	229,894
Series 2003-24 Class PB, 4.5% 12/25/12	504,999	502,723
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 6.3% 8/25/31 (d)	724,506	741,892
Series 2002-11 Class QF, 5.82% 3/25/32 (d)	112,190	113,463
Series 2002-36 Class FT, 5.82% 6/25/32 (d)	112,420	113,330
Series 2002-49 Class FB, 5.92% 11/18/31 (d)	1,186,700	1,206,919
Series 2002-60 Class FV, 6.32% 4/25/32 (d)	260,037	267,713
Series 2002-64 Class FE, 5.67% 10/18/32 (d)	53,548	53,850
Series 2002-68 Class FH, 5.82% 10/18/32 (d)	2,229,504	2,256,736
Series 2002-74 Class FV, 5.77% 11/25/32 (d)	72,310	72,842
Series 2002-75 Class FA, 6.32% 11/25/32 (d)	532,684	548,407
Series 2003-11:
Class DF, 5.77% 2/25/33 (d)	54,285	54,687
Class EF, 5.77% 2/25/33 (d)	26,066	26,263
Series 2003-122 Class FL, 5.67% 7/25/29 (d)	412,273	413,888
Series 2004-33 Class FW, 5.72% 8/25/25 (d)	683,138	687,732
Series 2004-54 Class FE, 6.47% 2/25/33 (d)	508,219	509,714
Series 2005-72 Class FG, 5.57% 5/25/35 (d)	5,870,871	5,862,766
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class Series 2002-52 Class PA, 6% 4/25/31	$ 2,847	$ 2,843
Series 2002-50 Class LE, 7% 12/25/29	486	484
Freddie Mac planned amortization class Series 2162 Class PH, 6% 6/15/29	1,162,628	1,171,659
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2389 Class DA, 6.22% 11/15/30 (d)	760,170	762,291
Series 2406:
Class FP, 6.3% 1/15/32 (d)	1,790,439	1,834,606
Class PF, 6.3% 12/15/31 (d)	1,727,481	1,770,013
Series 2410 Class PF, 6.3% 2/15/32 (d)	2,570,011	2,633,375
Series 2448 Class FT, 6.32% 3/15/32 (d)	1,166,063	1,195,487
Series 2526 Class FC, 5.72% 11/15/32 (d)	14,291	14,387
Series 2538 Class FB, 5.72% 12/15/32 (d)	142,341	143,578
Series 2551 Class FH, 5.77% 1/15/33 (d)	50,613	50,995
Series 2553 Class FB, 5.82% 3/15/29 (d)	2,173,163	2,185,954
Series 2577 Class FW, 5.82% 1/15/30 (d)	1,487,209	1,496,953
Series 2650 Class FV, 5.72% 12/15/32 (d)	1,481,099	1,490,950
Series 2861 Class JF, 5.62% 4/15/17 (d)	651,895	655,198
Series 2994 Class FB, 5.47% 6/15/20 (d)	520,690	520,909
Series 3066 Class HF, 0% 1/15/34 (d)	45,825	51,239
planned amortization class:
Series 2543 Class PM, 5.5% 8/15/18	229,694	229,750
Series 2676 Class KN, 3% 12/15/13	151,708	151,119
Series 2776 Class UJ, 4.5% 5/15/20 (f)	96,151	808
Series 1803 Class A, 6% 12/15/08	156,865	157,053
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2001-21 Class FB, 5.72% 1/16/27 (d)	84,420	84,951
planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	109,122	109,605
TOTAL U.S. GOVERNMENT AGENCY		30,459,129
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $156,702,501)		154,150,394
Commercial Mortgage Securities - 7.3%
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (a)(d)	$ 61,614	$ 62,009
Series 2005-BBA6 Class G, 5.74% 1/15/19 (a)(d)	87,320	87,328
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (a)(d)	475,000	475,152
Class C, 5.63% 3/15/22 (a)(d)	200,000	200,069
Class D, 5.68% 3/15/22 (a)(d)	205,000	205,107
Class E, 5.72% 3/15/22 (a)(d)	390,000	389,570
Class F, 5.79% 3/15/22 (a)(d)	200,000	199,905
Class G, 5.85% 3/15/22 (a)(d)	130,000	129,857
Series 2006-BIX1:
Class E, 5.56% 10/15/19 (a)(d)	170,000	169,720
Class F, 5.63% 10/15/19 (a)(d)	325,000	324,250
Class G, 5.65% 10/15/19 (a)(d)	125,000	124,628
Class JCP, 5.82% 10/15/19 (a)(d)	10,882	10,738
Bayview Commercial Asset Trust floater:
Series 2003-2 Class A, 5.9% 12/25/33 (a)(d)	421,687	421,828
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	260,940	261,103
Class B, 7.22% 4/25/34 (a)(d)	43,490	43,599
Series 2004-2:
Class A, 5.75% 8/25/34 (a)(d)	343,650	344,241
Class M1, 5.9% 8/25/34 (a)(d)	110,075	110,351
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	504,486	505,274
Class A2, 5.74% 1/25/35 (a)(d)	59,351	59,444
Class M1, 5.82% 1/25/35 (a)(d)	89,027	89,236
Class M2, 6.32% 1/25/35 (a)(d)	59,351	59,657
Series 2005-2A:
Class A1, 5.63% 8/25/35 (a)(d)	788,641	782,019
Class M1, 5.75% 8/25/35 (a)(d)	142,340	141,225
Class M2, 5.8% 8/25/35 (a)(d)	238,516	239,243
Class M3, 5.82% 8/25/35 (a)(d)	130,799	128,852
Class M4, 5.93% 8/25/35 (a)(d)	119,258	117,606
Series 2005-3A:
Class A1, 5.64% 11/25/35 (a)(d)	669,570	672,126
Class A2, 5.72% 11/25/35 (a)(d)	275,002	275,964
Class M1, 5.76% 11/25/35 (a)(d)	95,653	95,300
Class M2, 5.81% 11/25/35 (a)(d)	131,523	130,931
Class M3, 5.83% 11/25/35 (a)(d)	119,566	117,963
Class M4, 5.92% 11/25/35 (a)(d)	147,465	144,403
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 5.71% 1/25/36 (a)(d)	$ 935,469	$ 937,807
Class B1, 6.72% 1/25/36 (a)(d)	85,043	85,986
Class M1, 5.77% 1/25/36 (a)(d)	340,170	341,393
Class M2, 5.79% 1/25/36 (a)(d)	85,043	85,348
Class M3, 5.82% 1/25/36 (a)(d)	170,085	170,696
Class M4, 5.93% 1/25/36 (a)(d)	85,043	85,308
Class M5, 5.97% 1/25/36 (a)(d)	85,043	85,109
Class M6, 6.02% 1/25/36 (a)(d)	85,043	84,803
Series 2006-2A:
Class A1, 5.55% 7/25/36 (a)(d)	1,540,397	1,540,396
Class A2, 5.6% 7/25/36 (a)(d)	259,617	259,814
Class B1, 6.19% 7/25/36 (a)(d)	95,193	91,582
Class B3, 8.02% 7/25/36 (a)(d)	155,770	142,694
Class M1, 5.63% 7/25/36 (a)(d)	272,598	267,572
Class M2, 5.65% 7/25/36 (a)(d)	194,713	195,068
Class M3, 5.67% 7/25/36 (a)(d)	151,443	148,318
Class M4, 5.74% 7/25/36 (a)(d)	103,847	100,454
Class M5, 5.79% 7/25/36 (a)(d)	125,482	121,161
Class M6, 5.86% 7/25/36 (a)(d)	199,040	184,328
Series 2006-3A:
Class A1, 5.57% 10/25/36 (a)(d)	1,224,987	1,224,987
Class B1, 6.12% 10/25/36 (a)(d)	144,941	143,582
Class B2, 6.67% 10/25/36 (a)(d)	93,510	92,648
Class B3, 7.92% 10/25/36 (a)(d)	168,319	161,849
Class M4, 5.75% 10/25/36 (a)(d)	144,941	144,443
Class M5, 5.8% 10/25/36 (a)(d)	182,345	181,120
Class M6, 5.88% 10/25/36 (a)(d)	360,015	355,909
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(d)	339,787	339,310
Class B1, 5.99% 3/25/37 (a)(d)	110,072	108,421
Class B2, 6.47% 3/25/37 (a)(d)	76,572	75,208
Class B3, 8.67% 3/25/37 (a)(d)	224,930	219,025
Class M1, 5.59% 3/25/37 (a)(d)	90,929	90,716
Class M2, 5.61% 3/25/37 (a)(d)	67,000	66,843
Class M3, 5.64% 3/27/37 (a)(d)	62,215	62,069
Class M4, 5.69% 3/25/37 (a)(d)	47,857	47,566
Class M5, 5.74% 3/25/37 (a)(d)	76,572	75,866
Class M6, 5.82% 3/25/37 (a)(d)	105,286	103,839
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(d)	$ 73,707	$ 72,601
Class B2, 6.92% 7/25/37 (a)(d)	186,723	183,922
Class B3, 9.32% 7/25/37 (a)(d)	98,275	96,801
Class M1, 5.63% 7/25/37 (a)(d)	63,879	63,520
Class M2, 5.66% 7/25/37 (a)(d)	68,793	68,406
Class M3, 5.69% 7/25/37 (a)(d)	108,103	107,360
Class M4, 5.82% 7/25/37 (a)(d)	171,982	170,477
Class M5, 5.92% 7/25/37 (a)(d)	83,534	82,699
Class M6, 6.12% 7/25/37 (a)(d)	63,879	63,240
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (a)(d)	165,000	165,000
Class E, 5.62% 3/15/22 (a)(d)	870,000	870,000
Class F, 5.67% 5/15/22 (a)(d)	535,000	535,000
Class G, 5.72% 3/15/22 (a)(d)	135,000	135,000
Class H, 5.87% 3/15/22 (a)(d)	165,000	165,000
Class J, 6.02% 3/15/22 (a)(d)	165,000	165,000
Class MS-6, 6.22% 3/15/22 (a)(d)	335,000	335,000
Class MS5, 5.97% 3/15/22 (a)(d)	600,000	600,000
Class X-1M, 1.12% 3/15/22 (a)(f)	18,625,725	174,616
COMM floater Series 2002-FL7:
Class F, 6.62% 11/15/14 (a)(d)	1,000,000	1,000,757
Class H, 7.57% 11/15/14 (a)(d)	150,000	150,018
Commercial Mortgage pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	1,005,000	1,004,586
Class C, 5.59% 4/15/17 (a)(d)	425,000	424,721
Class D, 5.63% 4/15/17 (a)(d)	345,000	344,718
Class E, 5.69% 4/15/17 (a)(d)	260,000	259,692
Class F, 5.73% 4/15/17 (a)(d)	145,000	144,757
Class G, 5.87% 4/15/17 (a)(d)	145,000	144,757
Class H, 5.94% 4/15/17 (a)(d)	145,000	144,318
Class J, 6.17% 4/15/17 (a)(d)	50,000	49,614
Series 2005-FL11:
Class B, 5.57% 11/15/17 (a)(d)	286,269	286,289
Class C, 5.62% 11/15/17 (a)(d)	572,538	572,641
Class D, 5.66% 11/15/17 (a)(d)	99,240	99,218
Class E, 5.71% 11/15/17 (a)(d)	152,677	152,587
Class F, 5.77% 11/15/17 (a)(d)	137,409	137,167
Class G, 5.82% 11/15/17 (a)(d)	217,565	217,532
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2006-CN2A Class AJFL, 5.58% 2/5/19 (d)	$ 1,135,000	$ 1,137,194
Series 2007-FL14:
Class F, 5.82% 6/15/22 (a)(d)	1,312,702	1,311,061
Class G, 5.87% 6/15/22 (a)(d)	209,633	209,371
Class H, 6.02% 6/15/22 (a)(d)	209,633	209,371
Class MLK1, 6.12% 6/15/22 (a)(d)	565,000	564,294
Class MLK2, 6.32% 6/15/22 (a)(d)	315,000	314,606
Class MLK3, 6.52% 6/15/22 (a)(d)	380,000	379,525
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 5.67% 4/15/22 (d)	1,775,000	1,772,227
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2005-TF3A Class A2, 5.6% 11/15/20 (d)	2,606,767	2,606,874
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.47% 2/15/22 (a)(d)	685,000	684,144
Series 2007-TFL1:
Class C:
5.49% 2/15/22 (a)(d)	740,000	738,616
5.59% 2/15/22 (a)(d)	265,000	264,173
Class F, 5.64% 2/15/22 (a)(d)	530,000	528,013
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.49% 11/15/36 (a)(d)	540,000	537,287
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (a)(d)	300,000	299,809
Class E, 5.65% 4/15/21 (a)(d)	300,000	299,809
Class G, 5.74% 4/15/21 (a)(d)	300,000	299,566
Class H, 6.05% 4/15/21 (a)(d)	300,000	298,590
Class J, 6.12% 4/15/21 (a)(d)	200,000	198,461
Class K, 6.52% 4/15/21 (a)(d)	1,005,000	994,627
Greenwich Capital Commercial Funding Corp. floater:
Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (a)(d)	180,000	180,000
6.57% 10/5/20 (a)(d)	220,000	220,000
Class M-AON, 6.82% 10/5/20 (a)(d)	215,000	215,000
Class N-AON, 7.17% 10/5/20 (a)(d)	550,000	550,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp. floater: - continued
Series 2006-FL4:
Class A2, 5.46% 11/5/21 (a)(d)	$ 1,815,000	$ 1,814,398
Class B, 5.51% 11/5/21 (a)(d)	670,000	669,301
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 5.56% 6/6/20 (a)(d)	145,000	144,988
Class D, 5.6% 6/6/20 (a)(d)	1,400,000	1,398,037
Class E, 5.69% 6/6/20 (a)(d)	800,000	797,719
Class F, 5.76% 6/6/20 (a)(d)	575,000	562,908
Series 2007-EOP:
Class C, 5.64% 3/1/20 (a)(d)	440,000	437,250
Class D, 5.69% 3/1/20 (a)(d)	130,000	129,188
Class E, 5.76% 3/1/20 (a)(d)	220,000	218,625
Class F, 5.8% 3/1/20 (a)(d)	110,000	109,313
Class G, 5.84% 3/1/20 (a)(d)	55,000	54,656
Class H, 5.97% 3/1/20 (a)(d)	90,000	89,100
Class J:
6.17% 3/1/20 (a)(d)	130,000	128,700
6.37% 3/1/20 (a)(d)	90,000	89,100
Hilton Hotel Pool Trust floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (a)(d)	3,000,000	3,010,580
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(d)	1,535,000	1,534,366
Class B, 5.49% 11/15/18 (a)(d)	414,371	413,959
Class C, 5.53% 11/15/18 (a)(d)	294,319	293,845
Class D, 5.55% 11/15/18 (a)(d)	104,561	104,354
Class E, 5.6% 11/15/18 (a)(d)	154,905	154,398
Class F, 5.65% 11/15/18 (a)(d)	232,357	231,171
Class G, 5.68% 11/15/18 (a)(d)	201,376	198,492
Class H, 5.82% 11/15/18 (a)(d)	154,905	151,290
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	875,000	859,226
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA Class K1, 7.87% 12/16/14 (a)(d)	435,000	425,876
Series 2006-LLFA:
Class F, 5.66% 9/15/21 (a)(d)	291,191	290,011
Class G, 5.68% 9/15/21 (a)(d)	648,135	644,202
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X, 0.1416% 11/15/10 (a)(d)(f)	417,400,000	121,422
Commercial Mortgage Securities - continued
	Principal Amount	Value
ML-CFC Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.44% 12/12/49 (d)	$ 1,180,000	$ 1,178,634
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 5.52% 7/17/17 (a)(d)	1,319,592	1,319,585
Series 2007-XLFA:
Class A2, 5.42% 10/15/20 (a)(d)	1,225,000	1,224,993
Class B, 5.45% 10/15/20 (a)(d)	440,000	439,998
Class C, 5.48% 10/15/20 (a)(d)	330,000	329,998
Class D, 5.51% 10/15/20 (a)(d)	265,000	264,999
Class E, 5.57% 10/15/20 (a)(d)	330,000	329,998
Class F, 5.62% 10/15/20 (a)(d)	195,000	194,999
Class G, 5.66% 10/15/20 (a)(d)	245,000	244,999
Class H, 5.75% 10/15/20 (a)(d)	155,000	154,999
Class J, 6.32% 10/15/20 (a)(d)	175,000	174,059
Class MHRO, 6.01% 10/15/20 (a)(d)	474,674	474,671
Class MJPM, 6.32% 10/15/20 (a)(d)	167,951	167,950
Class MSTR, 6.02% 10/15/20 (a)(d)	260,000	259,998
Class NHRO, 6.21% 10/15/20 (a)(d)	730,268	710,673
Class NSTR, 6.17% 10/15/20 (a)(d)	240,000	234,240
Series 2007-XLC1:
Class C, 5.92% 7/17/17 (a)(d)	1,092,247	1,051,958
Class D, 6.02% 7/17/17 (a)(d)	513,998	494,782
Class E, 6.12% 7/17/17 (a)(d)	415,153	397,847
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class D, 5.58% 8/15/19 (a)(d)	149,863	149,894
Class E, 5.6% 8/15/19 (a)(d)	245,000	245,239
Class F, 5.64% 8/15/19 (a)(d)	170,000	170,202
Class G, 5.69% 8/15/19 (a)(d)	120,000	120,149
Class H, 5.71% 8/15/19 (a)(d)	100,000	100,078
Class J, 5.78% 8/15/19 (a)(d)	75,000	74,975
Class K, 5.97% 8/15/19 (a)(d)	420,000	415,103
Series 2006-XLF:
Class C, 6.52% 7/15/19 (a)(d)	570,000	569,996
Class D, 5.57% 7/15/19 (a)(d)	1,345,000	1,345,666
Class E, 5.61% 7/15/19 (a)(d)	1,450,000	1,449,030
Class F, 5.64% 7/15/19 (a)(d)	535,000	533,166
Class G, 5.68% 7/15/19 (a)(d)	385,000	383,766
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (a)(d)	270,958	271,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL6A Class D, 5.75% 10/15/17 (a)(d)	$ 295,951	$ 295,952
Series 2006-WL7A:
Class F, 5.66% 8/11/18 (a)(d)	1,235,000	1,231,707
Class G, 5.68% 8/11/18 (a)(d)	1,170,000	1,166,044
Class J, 5.92% 8/11/18 (a)(d)	260,000	253,883
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,397,323)		73,041,570
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.83% 1/13/09 (d) (Cost $1,320,222)	1,313,000	1,320,222
Commercial Paper - 0.2%

Sprint Nextel Corp. 5.6066% 11/9/07 (d) (Cost $2,000,000)	2,000,000	2,000,282
Fixed-Income Funds - 25.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $259,817,448)	2,613,124	255,014,810
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.3%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Government Obligations) # (Cost $30,832,000)	$ 30,836,536	30,832,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,024,872,536)		1,006,916,596
NET OTHER ASSETS - (0.5)%		(5,450,599)
NET ASSETS - 100%		$ 1,001,465,997
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
113 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 111,509,813	$ 38,290
113 Eurodollar 90 Day Index Contracts	Dec. 2007	111,560,663	(102,616)
113 Eurodollar 90 Day Index Contracts	March 2008	111,604,450	(68,252)
TOTAL EURODOLLAR CONTRACTS			$ (132,578)
Sold
Eurodollar Contracts
4 Eurodollar 90 Day Index Contracts	June 2008	3,951,450	4,609
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,963,738	3,151
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,725	1,417
1 Eurodollar 90 Day Index Contracts	March 2009	987,750	771
TOTAL EURODOLLAR CONTRACTS			9,948
			$ (122,630)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5,
Class B3, 7.32% 8/25/37

	Sept. 2037	$ 600,000	$ (366,220)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	275,000	(70,814)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Jan. 2036	600,000	(265,230)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36

	May 2036	$ 500,000	$ (404,714)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	183,497	(70,846)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	109,274	(87,178)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	(360,061)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	610,000	(106,671)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	(15,789)
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	900,000	(15,157)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	200,000	(3,201)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	$ 200,000	$ (3,143)
Receive quarterly notional amount multiplied by .76% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	500,000	(7,857)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	1,750,000	(16,528)
TOTAL CREDIT DEFAULT SWAPS		9,112,771	(1,793,409)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2008	4,000,000	(43,127)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	5,655,000	(61,442)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	4,450,000	(48,906)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 10,000,000	$ (186,475)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	10,000,000	(461,861)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	10,000,000	(461,431)
TOTAL TOTAL RETURN SWAPS		44,105,000	(1,263,242)
		$ 53,217,771	$ (3,056,651)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,965,833 or 15.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,019.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,832,000 due 8/01/07 at 5.30%
ABN AMRO Bank N.V., New York Branch	$ 747,585
Banc of America Securities LLC	6,653,351
Bank of America, NA	1,877,404
Barclays Capital, Inc.	3,443,405
Bear Stearns & Co., Inc.	3,289,376
Countrywide Securities Corp.	2,410,963
Ing Financial Markets Llc	2,990,341
Societe Generale, New York Branch	2,990,341
UBS Securities LLC	5,233,097
WestLB AG	1,196,137
$ 30,832,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 14,678,690

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 237,764,502	$ 50,000,041	$ 27,465,319	$ 255,014,810	1.7%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.0%
United Kingdom	11.8%
Cayman Islands	1.4%
Spain	1.2%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $2,436,121 of which $1,917,431 and $518,690 will expire on July 31, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2007

Assets
Investment in securities, at value (including repurchase agreements of $30,832,000) - See accompanying schedule: Unaffiliated issuers (cost $765,055,088)	$ 751,901,786
Fidelity Central Funds (cost $259,817,448)	255,014,810
Total Investments (cost $1,024,872,536)		$ 1,006,916,596
Cash		91
Receivable for investments sold		117,697
Receivable for swap agreements		7,894
Receivable for fund shares sold		1,247,297
Interest receivable		3,600,400
Distributions receivable from Fidelity Central Funds		1,333,888
Receivable for daily variation on futures contracts		3,750
Other receivables		24,679
Total assets		1,013,252,292

Liabilities
Payable for investments purchased Regular delivery	$ 3,102,401
Delayed delivery	460,000
Payable for fund shares redeemed	4,373,362
Distributions payable	396,327
Swap agreements, at value	3,056,651
Accrued management fee	276,854
Distribution fees payable	2,309
Other affiliated payables	118,391
Total liabilities		11,786,295

Net Assets		$ 1,001,465,997
Net Assets consist of:
Paid in capital		$ 1,025,316,779
Undistributed net investment income		539,837
Accumulated undistributed net realized gain (loss) on investments		(3,255,398)
Net unrealized appreciation (depreciation) on investments		(21,135,221)
Net Assets		$ 1,001,465,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,734,615 ÷ 1,399,083 shares)	$ 9.82

Maximum offering price per share (100/98.50 of $9.82)	$ 9.97
Class T: Net Asset Value and redemption price per share ($4,817,531 ÷ 490,826 shares)	$ 9.82

Maximum offering price per share (100/98.50 of $9.82)	$ 9.97
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($974,601,626 ÷ 99,298,589 shares)	$ 9.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,312,225 ÷ 847,021 shares)	$ 9.81

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2007

Investment Income
Interest		$ 41,462,873
Income from Fidelity Central Funds		14,678,690
Total income		56,141,563

Expenses
Management fee	$ 3,177,740
Transfer agent fees	1,011,190
Distribution fees	20,733
Fund wide operations fee	319,407
Independent trustees' compensation	3,214
Miscellaneous	1,798
Total expenses before reductions	4,534,082
Expense reductions	(19,809)	4,514,273
Net investment income		51,627,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(290,068)
Fidelity Central Funds	(248,412)
Futures contracts	(703,239)
Swap agreements	171,901
Capital gain distributions from Fidelity Central Funds	32,406
Total net realized gain (loss)		(1,037,412)
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,018,278)
Futures contracts	491,969
Swap agreements	(3,108,720)
Total change in net unrealized appreciation (depreciation)		(20,635,029)
Net gain (loss)		(21,672,441)
Net increase (decrease) in net assets resulting from operations		$ 29,954,849

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,627,290	$ 38,252,086
Net realized gain (loss)	(1,037,412)	(1,106,422)
Change in net unrealized appreciation (depreciation)	(20,635,029)	76,542
Net increase (decrease) in net assets resulting from operations	29,954,849	37,222,206
Distributions to shareholders from net investment income	(51,625,727)	(38,283,502)
Share transactions - net increase (decrease)	161,604,013	(51,227,531)
Redemption fees	39,619	28,307
Total increase (decrease) in net assets	139,972,754	(52,260,520)

Net Assets
Beginning of period	861,493,243	913,753,763
End of period (including undistributed net investment income of $539,837 and undistributed net investment income of $106,939, respectively)	$ 1,001,465,997	$ 861,493,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.493	.400	.223	.013
Net realized and unrealized gain (loss)	(.198)	(.009)	(.026)	.011
Total from investment operations	.295	.391	.197	.024
Distributions from net investment income	(.495)	(.401)	(.214)	(.014)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.495)	(.401)	(.217)	(.014)
Redemption fees added to paid in capitalE, J	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.97%	3.97%	1.98%	.24%
Ratios to Average Net Assets, F, I
Expenses before reductions	.66%	.70%	.78%	.85% A
Expenses net of fee waivers, if any	.66%	.70%	.70%	.70% A
Expenses net of all reductions	.66%	.70%	.70%	.70% A
Net investment income	4.96%	4.00%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,735	$ 4,553	$ 2,557	$ 316
Portfolio turnover rate G	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2007	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.491	.404	.222	.013
Net realized and unrealized gain (loss)	(.199)	(.011)	(.025)	.010
Total from investment operations	.292	.393	.197	.023
Distributions from net investment income	(.492)	(.403)	(.214)	(.013)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.492)	(.403)	(.217)	(.013)
Redemption fees added to paid in capital E, J	-	-	-	-
Net asset value, end of period	$ 9.82	$ 10.02	$ 10.03	$ 10.05
Total Return B, C, D	2.95%	4.00%	1.98%	.23%
Ratios to Average Net Assets F, I
Expenses before reductions	.69%	.68%	.77%	.86% A
Expenses net of fee waivers, if any	.69%	.68%	.70%	.70% A
Expenses net of all reductions	.69%	.68%	.70%	.70% A
Net investment income	4.93%	4.03%	2.23%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,818	$ 4,624	$ 4,044	$ 356
Portfolio turnover rate G	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.516	.427	.241	.122	.137
Net realized and unrealized gain (loss)	(.210)	(.011)	(.026)	.029	.052
Total from investment operations	.306	.416	.215	.151	.189
Distributions from net investment income	(.516)	(.426)	(.232)	(.122)	(.173)
Distributions from net realized gain	-	-	(.003)	-	-
Total distributions	(.516)	(.426)	(.235)	(.122)	(.173)
Redemption fees added to paid in capital D	- I	- I	- I	.001	.004
Net asset value, end of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total Return B, C	3.09%	4.23%	2.16%	1.52%	1.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.58%	.62%	.70% A
Expenses net of fee waivers, if any	.45%	.45%	.53%	.55%	.55% A
Expenses net of all reductions	.45%	.45%	.53%	.55%	.55% A
Net investment income	5.17%	4.26%	2.41%	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 974,602	$ 850,329	$ 906,644	$ 580,174	$ 225,203
Portfolio turnover rate F	29%	39%	33%	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 29, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.510	.420	.240	.015
Net realized and unrealized gain (loss)	(.206)	(.008)	(.026)	.010
Total from investment operations	.304	.412	.214	.025
Distributions from net investment income	(.514)	(.422)	(.231)	(.015)
Distributions from net realized gain	-	-	(.003)	-
Total distributions	(.514)	(.422)	(.234)	(.015)
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 9.81	$ 10.02	$ 10.03	$ 10.05
Total Return B, C	3.06%	4.19%	2.15%	.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.49%	.58%	.67% A
Expenses net of fee waivers, if any	.48%	.49%	.55%	.55% A
Expenses net of all reductions	.48%	.49%	.55%	.55% A
Net investment income	5.14%	4.22%	2.38%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,312	$ 1,987	$ 509	$ 376
Portfolio turnover rate F	29%	39%	33%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2007

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Ultra-Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 632,219
Unrealized depreciation	(20,350,264)
Net unrealized appreciation (depreciation)	(19,718,045)
Capital loss carryforward	(2,436,121)

Cost for federal income tax purposes	$ 1,026,634,641

The tax character of distributions paid was as follows:

	July 31, 2007	July 31, 2006
Ordinary Income	$ 51,625,727	$ 38,283,502

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments,

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the

Annual Report

4. Operating Policies - continued

Swap Agreements - continued

extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $399,912,272 and $239,443,351, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 14,333	$ 6,971
Class T	0%	.15%	6,400	157
			$ 20,733	$ 7,128

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,720
Class T	1,413
$ 11,133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Ultra-Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra-Short Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 15,125.16
Class T	8,066.19
Ultra-Short Bond	980,311.10
Institutional Class	7,688.13
	$ 1,011,190

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,798 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $14,119. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Ultra-Short Bond	$ 5,690

Annual Report

Notes to Financial Statements - continued

9. Credit Risk.

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2007	2006
From net investment income
Class A	$ 470,241	$ 126,997
Class T	210,443	141,086
Ultra-Short Bond	50,639,843	37,977,353
Institutional Class	305,200	38,066
Total	$ 51,625,727	$ 38,283,502

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007	2006	2007	2006
Class A
Shares sold	1,247,732	574,958	$ 12,475,671	$ 5,763,274
Reinvestment of distributions	37,250	10,043	371,847	100,637
Shares redeemed	(340,215)	(385,505)	(3,395,610)	(3,863,258)
Net increase (decrease)	944,767	199,496	$ 9,451,908	$ 2,000,653

Annual Report

12. Share Transactions - continued

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2007	2006	2007	2006
Class T
Shares sold	388,444	357,260	$ 3,878,571	$ 3,579,216
Reinvestment of distributions	19,812	13,205	197,787	132,333
Shares redeemed	(378,796)	(312,176)	(3,788,237)	(3,129,874)
Net increase (decrease)	29,460	58,289	$ 288,121	$ 581,675
Ultra-Short Bond
Shares sold	59,380,876	39,226,057	$ 593,653,669	$ 393,000,678
Reinvestment of distributions	4,599,590	3,400,651	45,902,034	34,072,273
Shares redeemed	(49,556,665)	(48,147,604)	(494,187,803)	(482,361,462)
Net increase (decrease)	14,423,801	(5,520,896)	$ 145,367,900	$ (55,288,511)
Institutional Class
Shares sold	970,636	190,577	$ 9,707,468	$ 1,908,425
Reinvestment of distributions	8,301	756	82,674	7,577
Shares redeemed	(330,344)	(43,621)	(3,294,058)	(437,350)
Net increase (decrease)	648,593	147,712	$ 6,496,084	$ 1,478,652

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 25, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 353 funds advised by FMR or an affiliate. Mr. Curvey oversees 317 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is Vice Chairman (2006-present) and Director of FMR Corp. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR Corp. (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of the fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (59)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Andrew Dudley (42)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Dudley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley worked as a portfolio manager.

Robert Galusza (43)

Year of Election or Appointment: 2007

Vice President of the fund. Mr. Galusza also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Galusza worked as an analyst and a portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of the fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), Vice President and Secretary of FDC (2006-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Distributions

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $28,899,333 of distributions paid during the period January 1, 2007 to July 31, 2007 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity Ultra-Short Bond (retail class) and Class A, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Ultra-Short Bond (retail class) and Class A show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Ultra-Short Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Ultra-Short Bond (retail class) was in the first quartile for the one-year period and the second quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 18% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Annual Report

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Ultra-Short Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Ultra-Short Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that each class's total expenses ranked below its competitive median for 2006.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board noted, however, that because the current contractual arrangements set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Annual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-UANN-0907
1.804593.103

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, July 31, 2007, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended July 31, 2007 and July 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Ginnie Mae Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Ultra-Short Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Ginnie Mae Fund	$93,000	$112,000
Fidelity Government Income Fund	$73,000	$70,000
Fidelity Intermediate Government Income Fund	$64,000	$63,000
Fidelity Ultra-Short Bond Fund	$68,000	$54,000
All funds in the Fidelity Group of Funds audited by PwC	$13,800,000	$12,800,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended July 31, 2007 and July 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Ginnie Mae Fund	$0	$0
Fidelity Government Income Fund	$0	$0
Fidelity Intermediate Government Income Fund	$0	$0
Fidelity Ultra-Short Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2007 and July 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended July 31, 2007 and July 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Ginnie Mae Fund	$2,900	$2,700
Fidelity Government Income Fund	$2,900	$2,700
Fidelity Intermediate Government Income Fund	$2,900	$2,700
Fidelity Ultra-Short Bond Fund	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2007 and July 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended July 31, 2007 and July 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Ginnie Mae Fund	$3,200	$4,600
Fidelity Government Income Fund	$5,500	$6,100
Fidelity Intermediate Government Income Fund	$1,600	$2,100
Fidelity Ultra-Short Bond Fund	$1,800	$2,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2007 and July 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$225,000	$155,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2007 and July 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2007 and July 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2007 and July 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2007 and July 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2007 and July 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2007 and July 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended July 31, 2007 and July 31, 2006, the aggregate fees billed by PwC of $1,350,000A and $1,180,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$250,000	$180,000
Non-Covered Services	$1,100,000	$1,000,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2007